As Filed with the Securities and Exchange Commission on April 28, 2023
Registration File Nos.
333-46414
811-08963

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM
N-4
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 24	☒

and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 49	☒

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE
ACCOUNT
VA-1
(Exact name of registrant)
TIAA-CREF LIFE INSURANCE
COMPANY
(Name of depositor)

730 Third Avenue
New York, NY 10017-3206
(Address of depositor’s principal executive offices)
Depositor’s Telephone Number, including Area Code: (877-825-0411)

Name and Address of Agent for Service:	Copy to:

John D. Piller, Sr. Esq.	Ken Reitz, Esq.
TIAA-CREF Life Insurance Company	TIAA-CREF Life Insurance Company
8500 Andrew Carnegie Boulevard, SSC-C2-04	8500 Andrew Carnegie Boulevard, SSC-C2-08
Charlotte, North Carolina 28262-8500	Charlotte, North Carolina 28262-8500
(704) 988-5681	(704) 988-4455

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
May 1, 2023
SINGLE PREMIUM IMMEDIATE ANNUITIES
Single Premium Immediate Variable Annuity Contracts Funded Through
TIAA-CREF Life Separate Account
VA-1
of TIAA-CREF Life Insurance Company
This prospectus describes information you should know before investing in one of our Single Premium Immediate Variable Annuity Contracts (“SPIA” or “Contract”), which are offered by TIAA-CREF Life Insurance Company (“TIAA Life”) and funded through the TIAA-CREF Life Separate Account
VA-1
(the separate account). Before you invest, please read this prospectus carefully, along with the underlying Fund prospectus, and keep it for future reference.
Subject to the terms of your Contract and your state requirements, if you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the premiums you paid with your application or your total Contract value on the date that you returned the Contract and the refund request to us. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
This prospectus describes the Contracts issued by TIAA Life. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, salesperson, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you should not rely on it. In addition, the Contracts or certain investment options under the Contracts will not be available to you unless approved by the regulatory authorities in your state.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Single Premium Immediate Annuities Prospectus	1

DEFINITIONS
Throughout the prospectus, “TIAA Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contract owner or any prospective Contract owner.
1940 Act.
  The Investment Company Act of 1940, as amended.
Annuitant.
  The natural person whose life is used to determine the amount of annuity payments and how long those payments will be made. Once selected, the Annuitant may not be changed.
Annuity Unit.
  A measure used to calculate the amount of each variable annuity payment made under a contract.
Assumed Investment Return 4%.
  This is the assumed annual rate of return used in calculating the amount of each variable annuity payment.
Beneficiary.
  The person or institution selected by the Contract owner to become the new Contract owner if the Contract owner dies while any annuity payments remain due.
Business Day.
   Any day that the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when regular trading closes on the NYSE, if earlier.
Calendar Day.
  Any day of the year.
Commuted Value.
  The amount we will pay under certain circumstances in a lump sum instead of the remaining series of annuity payments. It’s less than the total of the future payments, because the future interest we’ve assumed in computing the series of payments will not be earned if payment is made in one sum. For the Fixed Account, the Commuted Value is the sum of payments less the interest that would have been earned from the effective date of the Commuted Value calculation to the date each payment would have been made. For any variable Investment Account, the Commuted Value is based on interest at an effective annual rate of 4%, calculated using the amounts that would have been paid if periodic payments were to continue and the Annuity Unit value used for each payment equaled the value as of the effective date of the calculation.
Contract(s).
  The
One-Life
Annuity, the
Two-Life
Annuity, and the Fixed-Period Annuity SPIA Contracts offered by TIAA Life.
Contract owner.
  The person (or persons) who controls all the rights and benefits under a contract.
Current Value.
  The Present Value of the future annuity payments, which for variable payments is computed using the assumption that the relevant Investment Account has an effective annual rate of 4%. In the case of the
One-Life
and
Two-Life
Annuities, the Present Value is determined based on the age of the Annuitant(s), if alive; the remaining guaranteed period, if any; the frequency of payment; and the mortality tables used to determine the initial amount of annuity payments. In the case of the Fixed-Period Annuity, it is determined based on the last periodic payment date and the frequency of payment. This “Current Value” definition is used in determining the value of a refund in the event a contract is cancelled during the free look period.
Fixed Account.
  The account under the Contract supporting fixed annuity payments funded by assets in TIAA-CREF Life’s General Account.
Fund(s) or Underlying Fund(s).
  An investment company that is registered with the SEC in which an Investment Account is invested. The contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.
General Account.
  All of TIAA Life’s assets other than those allocated to the separate account or to any other TIAA-CREF Life separate account.
Good Order.
  An instruction that is received by TIAA Life that is sufficiently complete and clear, along with all forms, information, and supporting legal documentation so that TIAA Life does not need to exercise any discretion to follow such instruction. All orders to process any changes or transaction must be in good order. With respect to purchase requests, good order also generally includes receipt by us of sufficient funds to effect the transaction
Income Change Method.
  The method you select for how often your variable annuity payments will be revalued. You can choose a monthly or annual Income Change Method.
Income Option.
  The form of annuity benefit that you select under the
Two-Life
Annuity. The Income Options for the
Two-Life
Annuity are: the
Two-Life
Annuity with Full Benefit While Either Annuitant Survives; the
Two-Life
Annuity with
Two-Thirds
Benefit While Either Annuitant Survives; and the
Two-Life
Annuity with
One-Half
Benefit While Second Annuitant Survives First Annuitant.
Investment Account.
  A
sub-account
of the separate account that invests its assets in shares of a corresponding Fund.
IRC.
  The Internal Revenue Code of 1986, as amended.
Issue Date.
  The day that the contract is issued and becomes effective.
Premium.
  The amount you invest in the contract.
Present Value.
  The Present Value of a series of payments is the
lump-sum
amount that is the current equivalent of a series of future payments calculated on the basis of a specified interest rate and, where applicable, mortality table.
Second Annuitant.
  The natural person whose life, together with the Annuitant’s life, is used to determine the amount of annuity payments and how long those payments will be made under the
Two-Life
Annuity Contract.
Separate Account.
  TIAA-CREF Life Separate
Account VA-1.
SPIA(s)
.  Three types of a Single Premium Immediate Annuity contract offered by TIAA Life. A
One-Life
Annuity,
Two-Life
Annuity, or a Fixed-Period Annuity.

2	Prospectus Single Premium Immediate Annuities

TIAA.
  Teachers Insurance and Annuity Association of America.
TIAA-CREF Life Funds.
  The following are the eight TIAA-CREF Life Funds currently available under the Contracts as investment options through the separate account: Growth Equity Fund, Real Estate Securities Fund, Growth & Income Fund, Small Cap Equity Fund , International Equity Fund, Social Choice Equity Fund,
Large-Cap
Value Fund and Stock Index Fund (collectively, the “TIAA CREF Life Funds”).
TIAA Life.
  TIAA-CREF Life Insurance Company, a wholly-owned subsidiary of TIAA.
Valuation Day.
  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

Single Premium Immediate Annuities Prospectus	3

IMPORTANT INFORMATION YOU
SHOULD
CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	None	Contract Options
Transaction Charges	None	Changing Investment Accounts and Income Change Methods

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1	0.60%	0.60%	The Contract Charges
	Investment Options (Underlying Fund fees and expenses) 2	0.09%	0.60%	Other Charges and Expenses Appendix A—Funds Available Under the Contract
	Optional benefits available for an additional charge (for single optional benefit, if elected) 3	None	None	Benefits Available Under the Contract
	1 Deducted daily as a percentage of average account value. 2 As a percentage of net assets. 3 There are no optional benefits available under the Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $654	Highest Annual Cost: $1,112

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Least expensive combination of underlying fund fees and expenses

•
   No optional benefits

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Most expensive combination of underlying fund fees and expenses

•
   No optional benefits
2

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

There are no optional benefits available under the Contract.
	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in your Contract, including loss of principal.	Principal Risks of Investing In the Contract
Not a Short-Term Investment	• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.	Principal Risks of Investing In the Contract
Risks Associated with Investment Options
•
   An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

•
   Each investment option (including any fixed account investment option) has its own unique risks.

•
   You should review the investment options before making an investment decision.
Principal Risks of Investing In the Contract
Insurance Company Risks
•
   An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.
Principal Risks of Investing In the Contract
	RESTRICTIONS	Location in Prospectus
Investments
•
   We have adopted policies and procedures to discourage market timing and frequent transaction activity.

•
   We have limited the number of transfers and exchanges permitted into or out of an investment account.

•
   We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.

Transfer Policies
Regarding
Market Timing and Excessive Trading

Transfer Policies Regarding Market Timing and Excessive Trading

Adding and Closing Accounts or Substituting Funds; Adding or Deleting Contract Options or Income Methods

Optional Benefits	• There are no optional benefits associated with the Contract.	Benefits Available Under the Contract

4	Prospectus Single Premium Immediate Annuities

	TAXES	Location in Prospectus
Tax Implications
•
   You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•
   Generally, you are not taxed until you begin receiving income payments from the income option you selected under Contract.

•
   Income payments you receive from the income option you selected will be subject to ordinary income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

•
   Premium taxes may apply.
Possible Adverse Tax Consequences. Tax Matters Tax Matters Premium Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•
   Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Conflicts of Interest
Exchanges
•
   Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Conflicts of Interest
OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is an individual single premium immediate variable annuity contract designed to accept a single lump sum premium and turn it into an immediate income stream of scheduled annuity payments. The annuity payments may be for the life of the named annuitant(s), which may be you or another person named under the Contract, or for a specified period of time you select. You choose the frequency of these payments and the length of the annuity payments will depend on the income option you choose. You can choose fixed or variable annuity payments (or any combination of fixed and variable annuity payments) by allocating your single premium to the Fixed Account or to one or more of the separate account Investment Accounts. Annuity payments from the Fixed Account provide a fixed income payment at a minimum guaranteed interest rate. Annuity payments from Investment Accounts vary depending upon the Annuity Unit Value of each Account, which fluctuate depending upon market performance and may lose value, including loss of principal. Additional information about the underlying Funds is provided below in this prospectus and in “Appendix A- Funds Available Under the Contract”.
You can transfer all or part of the future annuity income payable between the Fixed Account and the Investment Accounts. Transfers from the Fixed Account to an Investment Account may only be done through periodic transfers as described in the Contract. There are significant limitations on your right to transfer annuity income from the Fixed Account to Investment Accounts. We do not assess a transaction charge with any transfers.
You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying Funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should consider the investment objectives, risks, and charges and expenses of each underlying Fund carefully before making an investment decision.
The Contract may be appropriate if you are ready begin receiving annuity income payments immediately. It may not appropriate for investors who may need to make additional withdrawals beyond the elected income payout options or those who intend to engage in frequent transfers.
Annuity Phase.
The Contract has only one phase, the annuity phase or income phase. Since your single premium payment is applied to provide immediate income, the Contract does not have an accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”).
The annuity phase begins when your application is approved and the contract is issued. Your annuity income payments will start on the date you choose. You can choose between fixed or variable income payments, or a combination of these. Annuity income payments can be paid for an agreed upon timeframe, or for your lifetime.
Contract Features
Annuity Payments.
The Contract provides for immediate income as scheduled payments.
Investment Options.
The Contract provides the opportunity for
tax-deferred
growth by initial premium to a variety of investment options in addition to the fixed account.

Single Premium Immediate Annuities Prospectus	5

Tax Treatment.
You can transfer money between investment accounts without tax implications, and earnings on your investments are generally tax-deferred
until annuity income payments begin. Consult with a qualified tax adviser to determine the tax implications of annuity income payments received from the contract.
Fee and Expense Tables
The following tables describe the fees and expenses that you will pay when buying and owning the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Charge

Sales Load Imposed on Purchases (as a percentage of premiums)	None

Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None

Exchange Fee	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses

Charge

Administrative Expenses	None

Base Contract Expenses (as a percentage of average account value) without waiver	1.20%

Base Contract Expenses (as a percentage of average account value) with waiver 1	0.60%

1.	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Funds Available Under The Contract”.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.09%	0.66%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	0.09%	0.60%

1
Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2024.

These Examples are presented to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Fund Expenses.
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1.
The
first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and

6	Prospectus Single Premium Immediate Annuities

the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,322	$3,829	$6,143	$11,000

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554

Minimum Fund Expenses	$1,322	$3,854	$6,229	$11,407

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss.
The Contract is subject to market risk (the risk that your investments and income payments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment.
This Contract is not appropriate as a short-term investment. It is also not appropriate for an investor who needs ready access to cash, since as a single premium annuity there is no accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”). The Contract is intended to provide income for a specific time period or for the life of an annuitant. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying funds.
Performance
can vary depending on the performance of the underlying funds you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying fund. We do not guarantee the investment performance of the separate account or the underlying funds, and you bear the entire investment risk. Information regarding the Funds available under your Contract is provided below in this prospectus and in “Appendix A—Funds Available Under The Contract”.
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and

Single Premium Immediate Annuities Prospectus	7

claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Related to Cybersecurity and Certain Business Continuity Risks.
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.
COVID-19
Risk.
The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the
COVID-19
pandemic. While we are confident in our ability to manage the financial risks related to the
COVID-19
pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.
WHO WE ARE AND OTHER RELATED INFORMATION
TIAA-CREF LIFE INSURANCE COMPANY AND TIAA
The Contract is by issued by TIAA Life, a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA Life is solely responsible for its contractual obligations.
TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund

8	Prospectus Single Premium Immediate Annuities

(CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.
THE SEPARATE ACCOUNT
On July 27, 1998, TIAA Life established TIAA-CREF Life Separate Account
VA-1
as a separate account under New York law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. As part of TIAA Life, the separate account is also subject to regulation by the New York Department of Financial Services and by insurance departments of other jurisdictions in which the Contracts are offered (see, the Statement of Additional Information (“SAI”).
Although TIAA Life owns the assets of the separate account, and the obligations under the Contracts are obligations of TIAA Life, the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA Life’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA Life separate account or other business activity TIAA Life may undertake.
THE UNDERLYING FUNDS
You may allocate any portion of the Premium to the separate account, which currently has eight subaccounts, or variable Investment Accounts. These variable Investment Accounts invest in shares of the Funds of the TIAA-CREF Life Funds. TIAA-CREF Life Funds is an
open-end
management investment company that was organized as a statutory trust under Delaware law on August 13, 1998. The TIAA-CREF Life Funds currently consists of ten Funds, but may add other Funds in the future.
Please note that not all of the ten Funds currently described in the prospectus for the TIAA-CREF Life Funds are available to you under your Contract. When you consult the TIAA-CREF Life Funds prospectus, you should be careful to refer only to the information regarding the Funds available under your Contract. A separate prospectus for the Funds provides more information about the Funds and are further described below in Appendix A—Funds Available Under The Contract”. The prospectus for the Funds may provide information for other Funds that are not available through your Contract. When you consult the prospectus, you should be careful to refer only to the information regarding the eight Funds described below.
THE FIXED ACCOUNT
This prospectus is designed to provide information mainly about the variable Investment Accounts. The following is a brief description of the Fixed Account. Amounts allocated to the Fixed Account become part of the General Account assets of TIAA Life, which support various insurance and annuity obligations. The General Account includes all the assets of TIAA Life, except those in the separate account (i.e., the Investment Accounts) or in any other TIAA Life separate account. Interests in the Fixed Account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the Fixed Account registered as an investment company under the 1940 Act. Neither the Fixed Account nor any interests therein are generally subject to the 1933 Act or 1940 Act. For more details about the Fixed Account, see refer to your Contract. Any amounts in the Fixed Account are subject to our financial strength and claims-paying ability.
ADDING AND CLOSING ACCOUNTS OR SUBSTITUTING FUNDS; ADDING OR DELETING CONTRACT OPTIONS OR INCOME METHODS
We can add new Investment Accounts in the future that would invest in other Funds. We do not guarantee that the separate account, any existing Investment Account or any Investment Account added in the future, will always be available. We reserve the right to add or close accounts, substitute one Fund for another with the same or different fees and charges, combine accounts or investment portfolios, liquidate the Investment Accounts or add, delete or stop providing Contracts for use with any Investment Account. We can also stop or start providing certain contract options or Income Options under either the annual or monthly Income Change Methods from current or future Investment Accounts. We can also make any changes to the separate account or to the Contract required by applicable laws relating to annuities or otherwise. TIAA Life can make these and some other changes at its discretion, subject to any required New York Department of Financial Services, SEC or state approval. The separate account can (1) operate under the 1940 Act as an investment company, or in any other form permitted by law, (2) deregister under the 1940 Act if registration is no longer required, or (3) combine with other separate accounts. As permitted by law, TIAA Life may transfer the separate account assets to another separate account or account of TIAA Life or another insurance company or transfer the contract to another insurance company.
VOTING RIGHTS
The separate account is the legal owner of the shares of the Funds of the TIAA-CREF Life Funds offered through your Contract. It therefore has the right to vote its shares at any meeting of the TIAA-CREF Life Funds’ shareholders. The TIAA-CREF Life Funds do not plan to hold annual shareholder meetings. However, when shareholder meetings are held, you have the right to instruct us how to vote the shares supporting your contract.

Single Premium Immediate Annuities Prospectus	9

If we do not receive timely instructions, we will vote your shares in the same proportion as the aggregate voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contract owners may control the outcome of a vote. TIAA Life may vote the shares of the Funds in its own right in some cases, if it determines that it may legally do so.
The number of votes that a Contract owner has the right to instruct are calculated separately for each variable Investment Account, and include fractional votes. The Contract owner has a voting interest in each Investment Account from which variable annuity payments are made. The number of votes you have is calculated based on the amounts to be paid from each variable Investment Account to meet our future annuity obligations to you. As variable annuity payments are made to you, the number of votes you have diminishes.
DISTRIBUTION OF THE CONTRACTS
We offer each Contract to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.
Each Contract is offered by TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), a subsidiary of TIAA which is registered with the SEC as broker-dealers and a member of Financial Industry Regulatory Authority or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the contract. Anyone distributing a contract must be a registered representative of TC Services or have entered into a selling agreement with TC Services. The main office of TC Services is located at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid to TC Services or any other entity in connection with the distribution of each Contract.
THE CONTRACTS WE OFFER AND INCOME OPTIONS
WHAT IS TIAA LIFE’S SINGLE PREMIUM IMMEDIATE ANNUITY?
TIAA Life’s Single Premium Immediate Annuity is a contract (“SPIA” or “Contract”) offered by TIAA Life, which provides various income options for you to choose. Each Contract is designed to provide you with a stream of income for the life of the named Annuitant(s) (which may be you or another person) or for a specified period of time you select. You may purchase a
One-Life
Annuity, a
Two-Life
Annuity, or a Fixed-Period Annuity, which are describe further below. You can then choose a combination of fixed and variable annuity payments by allocating your single Premium to a TIAA Life Fixed Account or to one or more of the following eight separate account variable Investment Accounts, which are described in more detail in this prospectus and under “Appendix A—Funds Available Under The Contract”.
Here are the eight separate account investment options:

• Growth Equity Fund	• Real Estate Securities Fund
• Growth & Income Fund	• Small Cap Equity Fund
• International Equity Fund	• Social Choice Equity Fund
• Large-Cap Value Fund	• Stock Index Fund
You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is withdrawn from the Contract. As with all variable annuities, your variable annuity payments will increase or decrease; depending on how well the Investment Account’s Fund investment performs over time. TIAA Life does not guarantee the investment performance of the Funds or the Investment Accounts, and you bear the entire investment risk.
A separate prospectus for the Funds provides more information about the Funds listed above. Note that the prospectus for the Funds may provide information for other Funds that are not available through the Contract. When you consult the Fund’s prospectus, you should be careful to refer only to the information regarding the Funds listed above.
Each Contract and certain investment options under that Contract will not be available to you unless approved by the regulatory authorities in your state.
CONTRACT OPTIONS
TIAA Life’s SPIAs allow you, the owner, to apply a single sum of money to one of three types of annuity Contracts and receive a stream of income for the life of the named Annuitant(s) (which may be you or another person) or for a specified period of time you select. You may purchase a
One-Life
Annuity, a
Two-Life
Annuity, or a Fixed-Period Annuity. Each of these Contracts uses a different method to determine the duration of annuity income payments. The total value of annuity payments made to you (or your Beneficiary) may be less than the Premium you paid depending on the duration of your Contract.
The types of Contracts we offer are:

•
One-Life
Annuity.
This option pays you or your Beneficiary income as long as the Annuitant lives, with or without an optional guaranteed period. If you elect a guaranteed period (10, 15 or 20 years) and the Annuitant dies before it’s over, annuity income payments will continue to you or your Beneficiary until the end of the period. The guaranteed period may be limited by applicable tax laws. If you do not elect a guaranteed period, all annuity income payments end when the Annuitant dies—so that it’s possible for you to receive only one payment if the Annuitant dies before the second payment is made, two payments if the Annuitant dies before the third payment is made, etc.

•	Two-Life Annuity. This option pays income to you or your Beneficiary as long as the Annuitant or second Annuitant live or until the end of an optional specified

10	Prospectus Single Premium Immediate Annuities

guaranteed period, whichever period is longer. The guaranteed period may be limited by applicable tax laws. There are three types of Income Options under the
Two-Life
Annuity, all available with or without a guaranteed
period—Two-Life
Annuity with Full Benefit While Either Annuitant Survives,
Two-Life
Annuity with
Two-
Thirds Benefit While Either Annuitant Survives, and
Two-Life
Annuity with
One-Half
Benefit While Second Annuitant Survives First Annuitant.

•
Fixed-Period Annuity.
This option pays you or your Beneficiary income for a stated period of not less than five nor more than thirty years. At the end of the period you have chosen, payments stop. The period you choose may be limited by applicable tax laws.

Under each Contract, TIAA Life promises to pay the named Annuitant(s) (which may be you or another person), an income in the form of annuity payments. You choose the frequency of these payments. You can only make one single premium payment and, after your initial premium payment, you may not make any additional premium payments. You can use the Contract to provide you with a stream of income for the life of the named Annuitant(s) or for a specified period of time elected. How long we make annuity payments under the Contract will depend on the type of Contract you choose, as well as the length of any guaranteed period you elect. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”).
The Contract includes both fixed and variable components—that is, you can allocate your single premium between the Fixed Account or one or more separate account variable Investment Accounts. Annuity payments from the Fixed Account are guaranteed by TIAA Life over the life of the Contract. Annuity payments from the separate account’s variable Investment Accounts increase or decrease, depending on the performance of the Funds underlying the Investment Account. Your variable payments will also change depending on the Income Change Method you choose—i.e., whether you choose to have your payments revalued monthly or annually.
Each Contract is currently approved in all states, including the District of Columbia.
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.
What this means for you: When you apply for a contract, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.
PURCHASING THE CONTRACT AND REMITTING PREMIUM
The Premium.
We will issue you a contract as soon as we receive in Good Order at our Administrative Office your complete and accurate application, Premium and all other information necessary to process your application. The Premium must be for at least $25,000. Additional Premiums are not permitted under the terms of the Contract. We will credit your Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we do not have the necessary information within five Business Days, we will return your Premium at that time unless you provide us specific consent to retain the initial premium until your application is complete and in Good Order.
Please send your check, payable to TIAA Life Insurance Company, along with the application to:
New Business Department
TIAA-CREF Life Insurance Company
P.O. Box 1291
Charlotte, NC 28201-9908
Please note that we cannot accept money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payer to the account owner cannot be identified from the face of the check.
We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contract owner’s account and thereby refuse to pay any request for transfers until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.
Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until we receive the information we need, we may not be able to effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.
Electronic Payment.
You may pay your Premium by electronic payment. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may

Single Premium Immediate Annuities Prospectus	11

charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	Send us your application;

2.	Instruct your bank to wire money to:
Citibank, N.A. ABA Number 021000089
New York, NY
Account of: TIAA-CREF Life Insurance Company
Account Number: 4068-4865

3.	Specify on the wire:

•	Your name and address

•	Social Security Number(s) or Taxpayer Identification Number

•	Specify code “SPIA”
MAY I CANCEL MY CONTRACT?
Subject to the terms of your Contract and your state requirements, if you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the premiums you paid with your application or your total Contract value on the date that you returned the Contract and the refund request to us. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
CAN I ASSIGN THE CONTRACT?
Neither you nor any other person may assign or pledge ownership of this Contract or any benefits under its terms. Any such action will be void and of no effect.
LOANS
Loans are not an option under the Contracts.
DEATH OF THE CONTRACT OWNER
If you (the Owner) die, your designated Beneficiar(y)(ies) or, if none, the person chosen as the Annuitant or second Annuitant (if applicable), will become the owner and remaining annuity income payments will be made to him or her. If there is no surviving Beneficiary and the Annuitant and second Annuitant, if any, has died before the end of a guaranteed period, the Commuted Value of any payments remaining due will be paid in one sum to your estate.
DEFINITION OF SPOUSE UNDER FEDERAL LAW
A person who meets the definition of “spouse” under federal law may avail themselves of certain contractual rights and benefits. Any right of a spouse that is made available to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “Spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax adviser for more information on this subject.
RECEIVING A
LUMP-SUM
PAYMENT
You or your Beneficiary have the right to receive in a lump sum the Commuted Value of any periodic payments or other amounts remaining due (i) from a
One-Life
or
Two-Life
Annuity if the Annuitant(s) dies during the guaranteed period, or (ii) under a Fixed- Period Annuity from the variable Investment Accounts. (Under the
One-Life
and
Two-Life
Annuities, no lump sum payment is available during the lifetime of Annuitant(s), or if the Annuitant dies after the end of the guaranteed period. Under a Fixed-Period Annuity, a lump-sum
payment from the Fixed Account is only available to your beneficiaries after your death.)
The Commuted Value will be less than the total of the future payments, because the future interest we’ve assumed in computing the series of payments won’t be earned if payment is made in one sum. The effective date of the calculation of the Commuted Value is the Business Day on which we receive the request for a Commuted Value, in a form acceptable to us.
A
lump-sum
payment is subject to tax and may be subject to a 10% premature distribution tax if made before age 59 1/2. (See “Federal Income Taxes.”) In addition, if your contract does not have a guaranteed period, no commuted value will be available.
CONTRACT VARIATIONS
There are no material state variations of the same Contract type from one state-specific contract to another state specific contract in terms of features, benefits and charges. You should review your Contract along with this prospectus to understand the product features, benefits and charges under your Contract.
CONFLICTS OF INTEREST
Please note that your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment. In addition, some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
THE FIXED ACCOUNT
Amounts allocated to the Fixed Account become part of the General Account assets of TIAA Life, which support various insurance and annuity obligations. The General

12	Prospectus Single Premium Immediate Annuities

Account includes all the assets of TIAA Life, except those in the separate account (i.e., the Investment Accounts) or in any other TIAA Life separate account. For more details about the Fixed Account, see refer to your Contract. Any amounts in the Fixed Account are subject to our financial strength and claims-paying ability.
THE VARIABLE INVESTMENT ACCOUNTS
WHAT ARE MY INVESTMENT OPTIONS UNDER THE CONTRACT?
Under each of TIAA Life’s Contracts, you can choose fixed or variable annuity payments (or any combination of fixed and variable payments) by allocating your single Premium to the Fixed Account or to one or more of the separate account’s variable Investment Accounts. Annuity payments from the Fixed Account are guaranteed over the life of the Contract. If you selected any or all of the eight variable Investment Accounts available to you, your annuity payments from the separate account’s variable Investment Accounts will increase or decrease, depending on how well the Funds underlying the Investment Accounts perform over time. TIAA Life does not guarantee the investment performance of the Funds or the variable Investment Accounts, and you bear the entire investment risk. Your payments will also change depending on the Income Change Method you choose—i.e., whether you choose to have your payments revalued monthly or annually, which is discussed below.
THE UNDERLYING FUNDS
You may allocate any portion of the Premium to the separate account’s eight variable Investment Accounts available under the Contract. Each of these Funds is available to contractowners as an investment option without a restriction unless indicated otherwise in Appendix A—Funds Available Under The Contract. Refer to the TIAA-CREF Life fund prospectus for additional details. Please note, the prospectus for TIAA-CREF Life Funds includes ten funds, but only eight of those funds (listed here) are made available as investment options under your Contract.

• Growth Equity Fund	• Real Estate Securities Fund
• Growth & Income Fund	• Small Cap Equity Fund
• International Equity Fund	• Social Choice Equity Fund
• Large-Cap Value Fund	• Stock Index Fund
GENERAL DECRIPTION OF THE FUNDS:
Active Equity Funds:
The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
The Growth & Income Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.
The International Equity Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
The
Large-Cap
Value Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
The
Small-Cap
Equity Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Index Funds:
The Stock Index Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Specialty Funds:
The Social Choice Equity Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.
The Real Estate Securities Fund seeks a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
Teachers Advisors, LLC (“Advisors”), an indirect subsidiary of TIAA, manages the assets of the TIAA-CREF Life Funds. Advisors also manages the Stock Index Account of the TIAA Separate Account
VA-1,
TIAA-CREF Mutual Funds, and TIAA-CREF Institutional Mutual Funds. The same personnel also manage the CREF accounts on behalf of TIAA-CREF Investment Management, LLC, an investment adviser that is also a TIAA subsidiary.
The investment objectives, techniques and restrictions of the TIAA-CREF Life Funds, including the risks of investing in the Funds, are described fully in their prospectus and SAI. The prospectus and SAI of the TIAA-CREF Life Funds may be obtained by writing TIAA-CREF Life Funds, 730 Third Avenue, New York, New York 10017-3206, by calling
877 825-0411,
or by accessing our internet website at www.tiaa.org. You should read the prospectus for the TIAA-CREF Life Funds carefully before investing in the separate account.
CHANGING INVESTMENT ACCOUNTS AND INCOME CHANGE METHODS
You will be able to “transfer” all or part of the future annuity payments one time in each calendar quarter from each variable Investment Account to another variable Investment Account or to the Fixed Account. One time in a calendar year, under the
One-Life
and
Two-Life
Annuities,

Single Premium Immediate Annuities Prospectus	13

you will also be able to transfer the Present Value of future amounts payable from the Fixed Account to any of the variable Investment Accounts (provided they are equity accounts), either in a lump sum of up to 20% of annuity income in any year, or in installment payments over a five-year period. Due to this limitation, it may take several years to transfer all of your future annuity payments from the Fixed Account to the variable Investment Accounts. Once income has been transferred from the Fixed Account to a variable Investment Account it cannot be transferred back to the Fixed Account.
You may not transfer payments from the Fixed Account to the variable Investment Accounts under the Fixed-Period Annuity. All transfers must consist of a periodic payment of at least $100 or the entire payment. We do not assess a transaction charge with any transfers.
We will process your transfer as of the Business Day we receive your request in Good Order. Alternatively, you can choose to have a transfer take effect at the close of any future Business Day, or the last Calendar Day of the current or any future month, even if it’s not a Business Day. Transfers under the annual Income Change Method will affect your annuity payments beginning on the May 1 following the March 31 (or, if March 31 is not a Valuation Day, the immediately preceding Valuation Day) which is on or after the effective date of the transfer. Transfers under the monthly Income Change Method and all transfers into or out of the Fixed Account will affect your annuity payments beginning with the first payment due after the monthly payment Valuation Day that is on or after the transfer date. If you live in Georgia, Hawaii, Idaho, Iowa, Louisiana, Massachusetts, Michigan, Missouri, Nebraska, North Carolina, Oklahoma, Rhode Island, South Carolina, Utah, Washington, West Virginia or Wisconsin, during the period in which any portion of your Premium is temporarily held in the General Account, no transfers may be made. For more information on how we calculate transfer amounts, see “Calculating Variable Annuity Payments.”
You can switch between the annual and monthly Income Change Methods at any time, but only once a year, and the switch will go into effect on March 31 (or, if March 31 is not a Valuation Day, the immediately preceding Valuation Day).
To request a transfer or to switch your Income Change Method, call Retirement Services, toll-free at
800-842-2252,
or write the TIAA Life home office at 730 Third Avenue, New York 10017-3206. Please note that telephone transactions may not always be available.
TRANSFER POLICIES REGARDING MARKET TIMING AND EXCESSIVE TRADING
Variable annuity contract owners could try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market or for other reasons. As money is shifted in and out of these accounts, we incur transaction costs and the underlying Funds incur expenses for buying and selling securities.
In addition, excessive trading can interfere with efficient portfolio management and cause dilution, if traders are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies may be increased for Funds invested primarily in foreign securities. These costs are borne by all contract owners, including long-term investors who do not generate the costs. The contract is not intended for market timing or frequent trading.
Under this Contract, market timing is unlikely, due to the nature of the contract and its transfer limitations. In particular, transfers of all or part of the future annuity income payable are available only one time each calendar quarter from each variable Investment Account to another variable Investment Account or to the Fixed Account. Transfers of the Present Value of future amounts payable from the Fixed Account to any of the variable Investment Accounts are available only one time in a calendar year. (see “Fixed Account”)
The TIAA-CREF Life Funds may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The TIAA-CREF Life Funds prospectus describes any such policies and procedures. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the TIAA-CREF Life Funds. However, we have entered into a written agreement, as required by SEC regulation, with the principal underwriter of the TIAA-CREF Life Funds that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Fund.
We seek to apply our transfer policies uniformly to all Contract owners. No exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the contract if you want to engage in market timing activity.
ANNUITY PAYMENTS
ELECTION OF ANNUITY PAYMENTS
You may elect to receive monthly, quarterly, semi-annual or annual payments under any of the Contracts. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that.
Your first annuity payment date will be specified in your Contract. If you choose monthly payments, the first annuity payment date will either be the first day of the next month, or the first day of the month after that if your Premium is received after the 20 th
day of a month. If you choose quarterly, semi-annual or annual payments, your first annuity payment date will be the first day of the month that

14	Prospectus Single Premium Immediate Annuities

is either three months, six months, or twelve months, as applicable, following the month we receive your Premium. We will generally issue your subsequent payments on the first of a month, at monthly, quarterly, semi-annual, or annual intervals from your first annuity payment date. Your first annuity check may be delayed while we process and calculate the amount of your initial payment.
We will send your payments by mail to your home address or (at your request) by mail or electronic funds transfer to your bank. If the address or bank where you want your payments changes, it is your responsibility to let us know. We can send payments to your residence or most banks abroad.
Annuity payments are subject to our financial strength and claims-paying ability.
PAYMENTS FROM THE VARIABLE INVESTMENT ACCOUNTS
The amount of variable annuity payments we pay will depend upon the number and value of your Annuity Units in a particular Investment Account. The number of Annuity Units you purchase is determined on the contract Issue Date. (If you live in Georgia, Hawaii, Idaho, Iowa, Louisiana, Massachusetts, Michigan, Missouri, Nebraska, North Carolina, Oklahoma, Rhode Island, South Carolina, Utah, Washington, West Virginia or Wisconsin, the number of Annuity Units you purchase will be determined as of the date that we transfer your temporary investment in the General Account to the variable Investment Accounts, i.e., seven days plus the number of days in the free look period applicable in your state, calculated from the Issue Date of your Contract). Annuity unit values are calculated as of each Valuation Day based primarily on the net investment results of the Funds underlying the particular Investment Account. For the formulas used to determine Annuity Unit values, see the SAI.
Your initial annuity payments will be determined based on:

•	the amount of your Premium

•	whether the Contract is a One-Life, Two-Life or has a guaranteed period or is a Fixed-Period Annuity

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the age of the Annuitant and any second Annuitant, as applicable

•	in the case of the Two-Life Annuity, the Income Option selected

•	an assumed annual investment return of 4%, and

•	the mortality basis then in effect, in the case of One-Life or Two-Life Annuities
Over the life of the Contract, payments will go up or down based on the investment experience of the Funds underlying the variable Investment Accounts relative to the 4% assumed annual investment return, and whether you choose to have your payments revalued monthly or annually (i.e., your choice of Income Change Method). In general, your payments will increase if the performance of the variable Investment Account (net of expenses) is greater than 4% and decrease if the performance is less than 4%.
You may choose either an annual or monthly Income Change Method for your variable annuity payments. Under the annual Income Change Method, the amount of payments from the variable Investment Accounts will change each May 1, based on the net investment results of the Funds underlying the Investment Account during the prior year (from the day following the last Valuation Day in March of the prior year through the last Valuation day in March of the current year). Under the monthly Income Change Method, payments from the variable Investment Accounts will change every month, based on the net investment results during the previous month. The amount of your next payment will be determined as of the 20 th
day of each month (or, if the 20
th
is not a Business Day, the prior Business Day).
For a more complete discussion of how we determine the amount of variable annuity payments, see “Calculating Variable Annuity Payments” and the SAI.
PAYMENTS FROM THE FIXED ACCOUNT
On the Contract Issue Date, the dollar amount of each annuity payment is fixed, based on:

•	the amount of your Premium

•	whether the Contract is a One-Life, Two-Life or Fixed-Period Annuity

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the age of the Annuitant and any second Annuitant, as applicable

•	the interest rates then in effect

•	the Income Option selected, in the case of the Two-Life Annuity, and

•	the mortality basis then in effect, in the case of One-Life or Two-Life Annuities
Subsequent fixed payments will be for the same amount (except in the case of a
Two-Life
Annuity, in which fixed payments may change upon the Annuitant’s death). The amount of each annuity payment from the Fixed Account does not change as a result of the investment experience of any variable Investment Account.
There are significant limits on your right to “transfer” all or part of your future annuity payments from the Fixed Account to the variable Investment Accounts. Due to these limitations, if you want to transfer all of your future annuity payments from the Fixed Account to one or more variable Investment Accounts, it may take several years to do so. You should carefully consider whether payments from the Fixed Account meet your investment needs. See above “Changing Investment Accounts and Income Change Methods.”

Single Premium Immediate Annuities Prospectus	15

DELAY OF PAYMENTS
We may delay any payments from the separate account only if (1) the New York Stock Exchange is closed (or trading restricted by the SEC) on a day that isn’t a weekend or holiday; (2) an
SEC-recognized
emergency makes it impractical for us to sell securities or determine the value of assets in the separate account; or (3) the SEC says by order that we can or must postpone payments to protect you and other separate account Contract owners. In addition, transfers of Contract Value from and within the fixed and variable Investment Accounts may be deferred under these circumstances.
If a check has been submitted as the Premium, we have the right to defer any payments until the check has been honored.
CALCULATING VARIABLE ANNUITY PAYMENTS
The amount of each variable annuity payment from each Investment Account is equal to the number of Annuity Units payable multiplied by the then-Current Value of one Annuity Unit for the variable Investment Account and Income Change Method you chose.
DETERMINING THE NUMBER OF ANNUITY UNITS PAYABLE
The number of Annuity Units you purchase under the Contract is derived by dividing the portion of the Premium (net of any Premium taxes) you allocated to a particular Investment Account and Income Change Method by the product of the Annuity Unit value for that Investment Account and Income Change Method, and an annuity factor that represents the Present Value of an annuity that continues for as long as annuity payments would need to be paid. The annuity factor will reflect an interest rate for discounting future payments of 4 percent, the timing and frequency of future payments, and, if applicable, the mortality assumptions for the person(s) on whose life or lives the annuity payments will be based. Mortality assumptions will be based on the mortality basis then in effect under the Contract.
The number of Annuity Units for each variable Investment Account and Income Change Method under a Contract is generally determined on the Contract Issue Date and remains fixed unless there is a “transfer” of Annuity Units or you change your Income Change Method. The number of Annuity Units payable from a particular Investment Account and Income Change Method under your Contract will be reduced by the number of Annuity Units you transfer out of that Investment Account or Income Change Method. The number of Annuity Units payable will be increased by any internal transfers you make to that Investment Account and Income Change Method. If you live in Georgia, Hawaii, Idaho, Iowa, Louisiana, Massachusetts, Michigan, Missouri, Nebraska, North Carolina, Oklahoma, Rhode Island, South Carolina, Utah, Washington, West Virginia or Wisconsin, the number of Annuity Units payable from each variable Investment Account will be determined as of the date that we transfer your temporary investment in the General Account to the variable Investment Accounts. See “Changing Investment Accounts and Income Change Methods.”
COMPUTING ANNUITY UNIT VALUES
Annuity Unit valuations for each Investment Account will occur only on Business Days, and thus the last Calendar Day of each month will not be a Valuation Day unless it falls on a Business Day. If the last Calendar Day of a month does not fall on a Business Day, the last Valuation Day for such months shall be deemed to be the last Business Day of the month. The Annuity Unit value for each Income Change Method is determined by updating the Annuity Unit value from the previous Valuation Day to reflect the net investment performance of the account for the current valuation period relative to the 4 percent Assumed Investment Return. We further adjust the Annuity Unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the revaluation method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those Annuitants who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the performance of the account is greater than a 4 percent net annual rate of return and decrease if the performance is less than a 4 percent net annual rate of return.
For participants under the annual Income Change Method, the value of the Annuity Unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the Annuity Unit for payments due on and after the next succeeding May 1 is equal to the Annuity Unit value determined as of the last Valuation Day in March. For participants under the monthly Income Change Method, the value of the Annuity Unit for payments changes on the payment Valuation Day of each month for the payment due on the first of the following month.
TIAA Life reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can delete or stop offering the annual or monthly Income Change Methods.
For the more detailed formula we use for determining Annuity Unit values, see the SAI.

16	Prospectus Single Premium Immediate Annuities

BENEFITS AVAILABLE UNDER THE CONTRACT
There are no optional benefits associated with the Contract.
The following table summarizes information about benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations

Transfers	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.	Optional	None
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

THE CONTRACT CHARGES

Charges, Expenses and Related Fees.
There are charges, expenses and related fees associated with variable annuity contracts that will reduce the return on investment in the Contract. Your Contract may include the following charges, expenses and related fees.
The Base Contract Charge.
The Base Contract Charge includes the Separate Account Charges, which consists of an Administrative Expense Charge and the Mortality and Expense Risk Charge.
SEPARATE ACCOUNT CHARGES
We deduct charges each Valuation Day from the assets of each variable Investment Account for various services required to administer the separate account and the Contracts and to cover certain insurance risks borne by TIAA Life. The Contracts allow for total separate account charges (i.e., administrative expense and mortality and expense risk charges) at an annual rate of 1.20% of average daily net assets of each Investment Account. TIAA Life has waived a portion of the mortality and expense risk charges so that current separate account charges are at an annual rate of 0.60% of net assets annually. While TIAA Life reserves the right to increase the separate account charges at any time, we will provide at least three months’ notice before any increase.
Administrative Expense Charge.
This charge is for administration and operations, such as allocating the Premium and administering the Contracts. The daily deduction is equal to an annual rate of 0.20% of average daily net assets.
Mortality and Expense Risk Charge.
TIAA Life imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. The current daily deduction is equal to 0.40% of net assets annually.
TIAA Life’s mortality risks come from its obligations under the Contracts to make annuity payments under the
One-Life
Annuity and the
Two-Life
Annuity. TIAA Life assumes the risk of making annuity payments regardless of how long the Annuitant(s) may live or whether the mortality experience of Annuitants as a group is better than expected.
TIAA Life’s expense risk is the possibility that TIAA Life’s actual expenses for administering and marketing the Contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.
If the mortality and expense risk charge is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.
OTHER CHARGES AND EXPENSES
Fund Expenses.
Each Investment Account purchases shares of the corresponding Fund at net asset value. Certain deductions and expenses of the TIAA-CREF Life Funds are paid out of the assets of the TIAA-CREF Life Funds. These expenses include charges for investment advice, portfolio accounting, custody, and similar services provided for a Fund. Advisors is entitled to an annual fee based on a percentage of the average daily net assets of each Fund, under an investment management agreement between Advisors and the TIAA-CREF Life Funds.
Fund expenses are not fixed or specified under the terms of the Contract and may change periodically. For more information on Fund deductions and expenses, read the TIAA-CREF Life Funds prospectus.

Single Premium Immediate Annuities Prospectus	17

No Deductions from Premium.
The Contracts do not provide for charges or other deductions from the Premium.
Premium Taxes.
Currently, residents of several states may be subject to Premium taxes on their contract. We will deduct any charges for Premium taxes from your Premium before it’s applied to provide annuity payments. State Premium taxes currently range from 1.00 percent to 3.50 percent of nonqualified Premium payments.
Annual Account Fee or Maintenance Fee.
We do not assess an annual account or annual maintenance fee.
TAX MATTERS
FEDERAL INCOME TAXES
The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes (see the SAI for more information). The following discussion is general in nature and is not intended as tax advice. It is based on our understanding of current federal income tax law, and is subject to change. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. For complete information on your personal tax situation, check with a qualified tax adviser.
NON-NATURAL
PERSONS
If a
non-natural
person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Premiums or other consideration paid for the contract) during the taxable year. There are significant exceptions to this rule, such as grantor trusts and certain trusts for the benefit of individuals and a prospective Contract owner who is not a natural person should discuss these potential exceptions with a qualified tax adviser.
TAXATION OF ANNUITY PAYMENTS
Generally, the annuity payments from a nonqualified annuity contract include both a return of Premium and interest or investment gain. Accordingly, only a portion of the annuity payments you receive will be includable in your gross income and subject to federal income tax and state income tax, where applicable. However, when the entire Premium has been recovered or returned, the full amount of any additional annuity payments is includable in gross income.
Currently capital gains tax rates are not applicable to annuities.
If, after the Contract Issue Date, annuity payments stop because an Annuitant died, any Premium that has not been recovered is generally allowable as a deduction for your last taxable year.
Transferring, assigning, pledging, or exchanging a Contract, designating an Annuitant, payee, or other Beneficiary who is not the owner, or the selection of certain maturity dates may have adverse tax consequences including treatment as a distribution. An owner contemplating any such actions should consult a tax advisor.
RECEIVING LUMP SUMS
The Internal Revenue Service currently takes the position that any lump-sum
payment from an immediate annuity contract is fully taxable. The amount that is taxable is the excess of the amount distributed to you over the unrecovered investment in the contract. You should consult a qualified tax adviser before taking a lump-sum
payment from your contract. See “Receiving a
Lump-sum
Payment”.
The Internal Revenue Code (IRC) also provides that you may be subject to a premature distribution tax if you take a lump-sum
payment from certain distributions from your Contract. The amount of the premature distribution tax is equal to 10% of the amount that is includable in income. Some lump-sum
payments will be exempt from this treatment. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1 ⁄ 2 ;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled, or terminally ill (as that term is defined in the Internal Revenue Code); or

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the premature distribution tax.
TAXATION UPON DEATH
Amounts may be distributed from the contract because of the death of an owner or the Annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as other lump-sum distributions; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
For these purposes, the “investment in the Contract” is not affected by the owner’s or Annuitant’s death. That is, the “investment in the Contract” remains generally the total Premium payments, less amounts received, which were not includable in gross income.

18	Prospectus Single Premium Immediate Annuities

MEDICARE TAX
Beginning in 2013, distributions from
non-qualified
annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult your tax advisor for more information.
POSSIBLE TAX CHANGES
Legislation is proposed from time to time that would change the taxation of annuity Contracts. It is possible that such legislation could be enacted and that it could be retroactive (that is, effective prior to the date of the change). You should consult a qualified tax adviser regarding legislative developments and their effect on the Contract. We also have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
WITHHOLDING
Annuity distributions usually are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions. Unnecessary withholdings, delays in payment while we attempt to verify information and other adverse tax and financial consequences may result if you or your beneficiary do not provide us with a valid Social Security number or other taxpayer identification number, or if the taxpayer fails to properly complete and execute tax-related
forms and certifications required for us to process distributions and administer your Contract.
POSSIBLE CHARGE FOR TIAA LIFE’S TAXES
Currently we don’t charge the separate account for any federal, state, or local taxes on it or its Contracts (other than Premium taxes—see “Other Charges and Expenses”), but we reserve the right to charge the separate account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.
DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS
The IRC provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for a nonqualified contract to be treated as an annuity contract. The Contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the Statement of Additional Information.
OTHER TAX ISSUES
Federal Estate Taxes, Generation-Skipping Transfer Taxes.
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump-sum
payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
For 2023, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $12,920,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity purchases by residents of Puerto Rico.
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity purchases by nonresident aliens and foreign corporations.
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. This Contract may not be available to certain foreign entity purchasers. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits.
We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Single Premium Immediate Annuities Prospectus	19

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
TAX ADVICE
What we tell you here about federal and other taxes is not comprehensive and is for general information only. It doesn’t cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.
OTHER INFORMATION
LEGAL PROCEEDINGS
Neither the separate account, TIAA Life nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.
STATEMENTS AND REPORTS
You will receive a confirmation statement when you remit your Premium, or make a “transfer” to or from the separate account or among the variable Investment Accounts. The statement will show the date and amount of each transaction.
You will also receive, at least semi-annually, reports containing the financial statements of the TIAA-CREF Life Funds and a schedule of investments held by the
TIAA-CREF
Life Funds.
BENEFITS BASED ON INCORRECT INFORMATION
If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.
PROOF OF SURVIVAL
We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.
PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.
We reserve the right to pay in one sum the Commuted Value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA Life nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.
GENERAL MATTERS
FINANCIAL CONDITION OF TIAA LIFE
The benefits under your Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account.
You assume all of the investment risk for Contract Value allocated to the Investment Accounts. Your Contract Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Contract Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our General Account. With very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other Contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”
Assets in the General Account.
Any guarantees under the Contract that exceed your Contract Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims- paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other contract holder obligations.

20	Prospectus Single Premium Immediate Annuities

Our Financial Condition.
Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims- paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.
How to Obtain More Information.
We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.
CONTACTING TIAA LIFE
We will not consider any notice, form, request, or payment to have been received by TIAA Life until it reaches our Administrative Office. You can ask questions by calling toll-free 800.842.2252.
ELECTRONIC PROSPECTUSES
If you received this prospectus electronically and would like a paper copy, please call 800. 842.2252, and we will send it to you.
HOUSEHOLDING
To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877.825.0411, or write us.
SIGNATURE REQUIREMENTS
For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.
ERRORS OR OMISSIONS
We reserve the right to correct any errors or omissions on any form, report or statement that we send you.
GENERAL INFORMATION ON UNCLAIMED PROPERTY
Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.
Contract owners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates can be communicated in writing to TIAA-CREF 8500 Andrew Carnegie Blvd., Charlotte, NC 28262; or by calling us between the hours of 8:00 a.m. and 10:00 p.m. ET,
Monday-Friday
and 9:00 a.m. to 6:00 p.m. ET Saturday at 800.842.2252; or 24 hours a day via our website
www.tiaa.org
.

Single Premium Immediate Annuities Prospectus	21

APPENDIX

Appendix A—Funds Available Under the Contract
The following is a list of Funds available under the Contract. Each of the Funds listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=NRVA01516. You can also request this information at no cost by calling 800
842-2252.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund Name and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (12/31/2 2 )
				1 year	5 years	10 Years
Equity	TIAA-CREF Life Growth Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-32.92%	7.91%	12.78%
Equity	TIAA-CREF Life Growth & Income Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-22.24%	7.18%	11.37%
Equity	TIAA-CREF Life International Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.60	%*	-16.70%	0.03%	4.30%
Equity	TIAA-CREF Life Large-Cap Value Fund —Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-7.10%	6.25%	9.65%
Equity	TIAA-CREF Life Small-Cap Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.53	%*	-15.63%	5.26%	10.26%
Index	TIAA-CREF Life Stock Index Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.09%		-19.18%	8.72%	12.06%
Specialty	TIAA-CREF Life Real Estate Securities Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.57	%*	-28.62%	4.87%	7.30%
Specialty	TIAA-CREF Life Social Choice Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.22	%*	-17.83%	9.19%	11.91%

*	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.

22	Prospectus Single Premium Immediate Annuities

For more information about Single Premium Immediate Annuity

How to reach us
TIAA website
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
www.tiaa.org
24 hours a day, 7 days a week
Administrative Office
800
842-2252
8:00 a.m. to 10:00 p.m. ET Monday–Friday
9:00 a.m. to 6:00 p.m. ET Saturday
EDGAR Contract Identifier C000017020
The Statement of Additional Information (“SAI”) dated May 1, 2022, has been filed with the SEC and is incorporated by reference into this prospectus and is legally part of the prospectus. We will provide the SAI without charge upon request. For a free copy of the SAI and to make inquiries about your Contract please call 800
842-2252
or write to us at our Administrative Office:
TIAA-CREF Life Insurance Company
P.O. Box 724508
Atlanta, Georgia 31139
You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

A10861
(05/23)

Statement of Additional Information

Single Premium Immediate Variable Annuity Contracts

Funded through

TIAA-CREF Life Separate Account VA-1

And

TIAA-CREF Life Insurance Company

MAY 1, 2023

This Statement of Additional Information (“SAI”) contains additional information regarding the Single Premium Immediate Variable Annuity Contracts (the “Contract”) funded through TIAA-CREF Life Separate Account VA-1 and offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”).

This SAI is not a prospectus and should be read together with the current prospectus for the Contract dated May 1, 2023. You may obtain a copy of the prospectus at no charge by writing us at: TIAA-CREF Life Insurance Company, 730 Third Avenue, New York, N.Y. 10017-3206, by calling us toll-free at 877 825-0411; by visiting our website at: www.tiaa.org/public/prospectuses, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/. Terms used in the Prospectus are incorporated by reference into this SAI.

General Information and History

TIAA-CREF Life Insurance Company and TIAA

The Contract is issued by TIAA-CREF Life Insurance Company (TIAA Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, form a retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The Separate Account

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

Financial Support Agreement

TIAA Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contract owner of TIAA Life with recourse to TIAA.

Services

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA Life. McCamish Systems LLC is located at 3225 Cumberland Blvd SE, Suite 700, Atlanta, GA 30339. For years 2022, 2021, and 2020, TIAA Life provided total compensation for product administrative services of $4,850,122, $5,118,865 and $5,345,441 respectively, for all life insurance and non-qualified annuities product administration.

B-2	Statement of Additional Information ∎ Single Premium Immediate Annuities

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA Life. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2022, 2021, and 2020, TIAA Life paid custody fees of $430,900, $430,900, and $417,892, respectively.

TIAA Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account. JP Morgan is located at Chase Metrotech Center, Brooklyn, NY 11245. For years 2022, 2021, and 2020, TIAA Life provided compensation for trade settlement services of $62,438, $62,375 and $61,210, respectively.

Experts

Independent Registered Public Accounting Firm

TIAA-CREF Life Insurance Company Statutory-Basis Financial Statements

The statutory-basis financial statements as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Separate Account Financial Statements

The financial statements of TIAA Life Separate Account VA-1 as of December 31, 2022 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TIAA Statutory-Basis Financial Statements

The statutory-basis financial statements as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Principal Underwriter

Distribution of the Contracts.

We offer each Contract to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Each Contract is offered by TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), a subsidiary of TIAA which is registered with the SEC as broker-dealers and a member of Financial Industry Regulatory Authority or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the contract. Anyone distributing a Contract must be a registered representative of TC Services or have entered into a selling agreement with TC Services. The main offices of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid to TC Services or any other entity in connection with the distribution of each Contract. We paid TC Services for the fiscal year ended December 31, $1,419,323, $1,361,332, and $1,734,737, in 2022, 2021, and 2020, respectively. We intend to recoup payments made to TC Services through fees and charges imposed under the Contract.

Purchases of Securities Being Offered

TIAA Life’s Single Premium Immediate Annuity is a contract (“SPIA” or Contract”) offered by TIAA Life, which provides various income options for a contract owner to choose. Each Contract is designed to provide the contract owner with a stream of income for the life of the named Annuitant(s) (which may be you or another person) or for a specified period of time you select. You may purchase a One-Life Annuity, a Two-Life Annuity, or a Fixed-Period Annuity., which are describe further in the prospectus. Each Contract only provides for one single premium payment and no additional premium payments are permitted under the Contract. You can then choose a combination of fixed and variable annuity payments by allocating your single Premium to a TIAA Life Fixed Account or to one or more of the following eight separate account variable Investment Accounts, which are described in more detail in the prospectus and under “Appendix A—Funds Available Under The Contract” in the prospectus.

As discussed in the prospectus, TIAA does not charge a sales load nor offer different levels of classes under the Contract. There are no special purchase plans or special exchange privileges under the Contract. However, a contract owner may exchange among other certain investment accounts available in the prospectus, subject to the terms of the Contract. TIAA has adopted policies restricting frequent trading activity, which are discussed further in the prospectus under the heading “Transfer Policies Regarding Market Timing and Frequent Trading”.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-3

Annuity Payments

Calculating Annuity Unit Values.

Separate Annuity Unit values are maintained for Annuity Units payable from each Investment Account under each Income Change Method. The values are calculated as of each Valuation Day. Annuity unit values for an Income Change Method are determined by multiplying each account’s Annuity Unit value at the end of the previous Valuation Day by that account’s net investment factor for the valuation period, and dividing the result by the value of $1.00 accumulated with interest over the valuation period at an effective annual rate of 4%. The resulting value is then adjusted to reflect that annuity income amounts are redetermined only on the payment valuation date for that Income Change Method. The purpose of the adjustment is to equitably apportion assets of each account among those who receive annuity income for the entire period between two payment valuation dates for an Income Change Method, and those who start or stop receiving annuity income under that Income Change Method between the two dates.

An Investment Account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous Valuation Day. An Investment Account’s gross investment factor equals A divided by B, as follows:

A equals	i.	the net asset value of the shares in the Fund(s) held by the account as of the end of the Valuation Day, excluding the net effect of Contractowners’ transactions (i.e., Premiums received, benefits paid, and transfers to and from the account) made during that day; plus
	ii.	investment income and capital gains distributed to the account; less
	iii.	any amount paid and/or reserved for tax liability resulting from the operation of the account since the previous Valuation Day.
B equals		the value of the shares in the Fund(s) held by the account as of the end of the prior Valuation Day, including the net effect of Contractowners’ transactions made during the prior Valuation Day.

For more information about Annuity payments, see the prospectus under “Annuity Payments”.

Additional information

State Regulation

TIAA Life and the separate account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of other states and jurisdictions. TIAA Life and the separate account must file with the Department periodic statements on forms promulgated by the Department. The separate account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal Matters

All matters of applicable state law pertaining to the Contracts, including TIAA Life’s right to issue the Contracts, have been passed upon by Kenneth Reitz, General Counsel of TIAA Life.

Registration Statement

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, and all material rights and obligations with respect to the Contracts are disclosed in the Prospectus. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Tax Status Of The Contract

Diversification Requirements. Section 817(h) of the Internal Revenue Code (“IRC”) and the regulations under it provide that separate account investments underlying a non-qualified contract must be “adequately diversified” for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

Under the IRC, you could be considered the owner of the assets of the separate account used to support your contract. If this happens, you’d have to include income and gains from the separate account assets in your gross income. The Internal Revenue Service (IRS) has published rulings stating that a variable Contractowner will be considered the owner of separate account assets if the Contractowner has any powers that the actual owner of the assets might have, such as the ability to exercise investment control.

Your ownership rights under the contract are similar but not identical to those described by the IRS in rulings that held that Contractowners were not owners of separate account assets, so the IRS therefore might not rule the same way in your case. TIAA-CREF Life Insurance Company (“TIAA Life”) reserves the right to change the contract if necessary to help prevent your being considered the owner of the separate account’s assets.

B-4	Statement of Additional Information ∎ Single Premium Immediate Annuities

Required Distributions. All payments upon the death of a Contractowner will be made according to the requirements of section 72(s) of the IRC. Under that IRC section, if you die before we begin making annuity payments, all payments under the contract must be distributed within five years of your death. However, if your Beneficiary is a natural person and payments begin within one year of your death, and within 60 days of the date we receive due proof of death, the distribution may be made over the lifetime of your Beneficiary or over a period not to exceed your Beneficiary’s life expectancy, as defined in the Code. If your spouse (as defined under Federal law) is the sole Beneficiary entitled to payments, he or she may choose to become the owner and continue the contract. If you die on or after the date we begin making annuity payments, the remaining interest in the contract must be distributed at least as quickly as under the method of distribution being used as of the date of your death. If the owner is not a natural person, the death of the Annuitant is treated as the death of the owner for these distribution requirements.

The contract is designed to comply with section 72(s). TIAA Life will review the contract and amend it if necessary to make sure that it continues to comply with the section’s requirements.

Financial Statements

Audited financial statements of the separate account and TIAA Life, and TIAA follow.

TIAA Life’s financial statements should be considered only as bearing upon TIAA Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA Life. They should not be considered as bearing on the ability of TIAA Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-5

B-6	Statement of Additional Information ∎ Single Premium Immediate Annuities

Report of independent registered public accounting firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life Core Bond(1)	MFS Utilities Series–Initial Class(1)

TIAA-CREF Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio–I Class(1)

TIAA-CREF Life Growth & Income(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio–I Class(1)

TIAA-CREF Life International Equity(1)	PIMCO VIT All Asset Portfolio–Institutional Class(1)

TIAA-CREF Life Large-Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio–Institutional Class(1)

TIAA-CREF Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class(1)

TIAA-CREF Life Real Estate Securities(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT Real Return Portfolio–Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PVC Equity Income Account–Class 1(1)

TIAA-CREF Life Stock Index(1)	PVC MidCap Account–Class 1(1)

Calamos Growth and Income Portfolio(1)	PSF PGIM Jennison Focused Blend Portfolio–Class II(1)

ClearBridge Variable Aggressive Growth Portfolio–Class I(1)	PSF Natural Resources Portfolio–Class II(1)

ClearBridge Variable Small Cap Growth Portfolio–Class I(1)	PSF PGIM Jennison Value Portfolio– Class II(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio–Investment Class(1)

Delaware VIP International Series–Standard Class(1)	Royce Capital Fund Small-Cap Portfolio–Investment Class(1)

Delaware VIP Small Cap Value Series–Standard Class(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA Equity Allocation Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA Global Bond Portfolio(1)	Templeton Developing Markets VIP Fund–Class 1(1)

DFA VA Global Moderate Allocation Portfolio(1)	Vanguard VIF Balanced Portfolio(1)

DFA VA International Small Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF Global Bond Index Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Income VIP Fund–Class 1(1)	Vanguard VIF International Portfolio(1)

Franklin Mutual Shares VIP Fund–Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund–Class 1(1)	Vanguard VIF Moderate Allocation Portfolio(1)

Janus Henderson Forty Portfolio–Institutional Shares(1)	Vanguard VIF Real Estate Index Portfolio(1)

Janus Henderson Overseas Portfolio–Institutional Shares(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Mid Cap Value Portfolio–Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

John Hancock Emerging Markets Value Trust(1)	Vanguard VIF Total International Stock Market Index Portfolio(1)

LVIP Delaware Diversified Income Fund–Standard Class(2)	Vanguard VIF Total Stock Market Index Portfolio(1)

Matson Money Fixed Income VI Portfolio(1)	VY CBRE Global Real Estate Portfolio–Class 1 (formerly VY Clarion Global Real Estate Portfolio–Class I)(1)

Matson Money International Equity VI Portfolio(1)	Wanger International(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger Select(1)

MFS Global Equity Series–Initial Class(1)	Wanger Acorn (formerly Wanger USA)(1)

MFS Growth Series–Initial Class(1)	Western Asset Variable Global High Yield Bond Portfolio–Class I(1)

(1)	Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the years ended December 31, 2022, and December 31, 2021.
(2)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period April 30, 2021, (commencement of operations) through December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-7

Report of independent registered public accounting firm

independent with respect to each of the sub-accounts of TIAA-CREF Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 27, 2023

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

B-8	Statement of Additional Information ∎ Single Premium Immediate Annuities

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

Total assets	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

NET ASSETS

Accumulation fund	$58,561,454	$152,012,541	$84,931,127	$113,064,111	$94,274,296

Annuity fund	—	—	9,253,043	17,061,566	4,581,797

Net assets	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

Investments, at cost	$66,300,541	$177,094,174	$129,237,642	$136,209,768	$99,937,868

Shares held in corresponding Funds	5,318,933	17,099,273	7,688,504	7,423,028	12,189,407

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$60.43	$94.39	$35.06

Lifetime Variable Select Annuity	—	39.69	60.47	94.35	35.06

Intelligent Variable Annuity

Band 1	36.18	40.30	61.37	95.79	35.57

Band 2	36.67	41.22	62.77	97.98	36.39

Band 3	36.99	41.84	63.73	99.46	36.94

Band 4	37.49	42.80	65.18	101.74	37.78

Band 5	35.86	39.69	60.46	94.36	35.04

Band 6	36.34	40.60	61.84	96.51	35.84

Band 7	36.67	41.22	62.77	97.98	36.39

Band 8	37.16	42.16	64.21	100.22	37.22

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,635,528	$3,578,654	$—	$1,110,288	$3,126,382

Expenses

Administrative expenses	63,582	187,933	185,311	256,783	139,555

Mortality and expense risk charges	131,194	295,572	347,048	479,268	253,503

Guaranteed minimum death benefits	32,071	51,733	13,569	15,540	21,280

Total expenses	226,847	535,238	545,928	751,591	414,338

Net investment income (loss)	1,408,681	3,043,416	(545,928)	358,697	2,712,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,319,338	(4,769,424)	51,565	7,090,047	1,956,111

Capital gain distributions	2,745,691	1,040,387	11,987,799	16,547,543	—

Net realized gain (loss)	4,065,029	(3,729,037)	12,039,364	23,637,590	1,956,111

Net change in unrealized appreciation (depreciation) on investments	(18,009,954)	(23,786,256)	(59,819,441)	(65,006,758)	(24,280,244)

Net realized and unrealized gain (loss) on investments	(13,944,925)	(27,515,293)	(47,780,077)	(41,369,168)	(22,324,133)

Net increase (decrease) in net assets from operations	$(12,536,244)	$(24,471,877)	$(48,326,005)	$(41,010,471)	$(19,612,089)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

Total assets	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

NET ASSETS

Accumulation fund	$59,462,733	$105,243,855	$57,929,139	$46,439,701	$66,722,658

Annuity fund	7,086,726	—	7,014,330	4,924,310	6,768,887

Net assets	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

Investments, at cost	$63,237,253	$105,243,855	$75,498,492	$58,205,259	$76,960,143

Shares held in corresponding Funds	4,009,004	105,243,855	5,178,905	4,319,934	4,598,970

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$120.30	$—	$129.48	$145.65	$95.73

Lifetime Variable Select Annuity	120.32	11.46	129.57	145.73	96.09

Intelligent Variable Annuity

Band 1	122.09	11.64	131.44	147.83	97.14

Band 2	124.88	11.91	134.44	151.21	99.36

Band 3	126.77	12.09	136.48	153.50	100.86

Band 4	129.67	12.37	139.60	157.01	103.17

Band 5	120.26	11.47	129.47	145.62	95.68

Band 6	123.01	11.73	132.43	148.94	97.87

Band 7	124.88	11.91	134.44	151.21	99.36

Band 8	127.73	12.18	137.51	154.66	101.63

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$892,441	$1,442,607	$1,175,718	$262,049	$984,181

Expenses

Administrative expenses	113,497	101,644	135,605	92,323	127,805

Mortality and expense risk charges	202,162	160,079	255,534	170,615	236,843

Guaranteed minimum death benefits	12,764	34,839	5,926	6,274	10,507

Total expenses	328,423	296,562	397,065	269,212	375,155

Net investment income (loss)	564,018	1,146,045	778,653	(7,163)	609,026

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	4,580,976	—	2,042,261	1,963,287	3,796,826

Capital gain distributions	2,822,436	—	6,669,139	9,080,609	9,211,322

Net realized gain (loss)	7,403,412	—	8,711,400	11,043,896	13,008,148

Net change in unrealized appreciation (depreciation) on investments	(14,066,190)	—	(37,660,600)	(21,475,657)	(31,041,278)

Net realized and unrealized gain (loss) on investments	(6,662,778)	—	(28,949,200)	(10,431,761)	(18,033,130)

Net increase (decrease) in net assets from operations	$(6,098,760)	$1,146,045	$(28,170,547)	$(10,438,924)	$(17,424,104)

B-10	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

Total assets	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

NET ASSETS

Accumulation fund	$478,003,214	$4,062,223	$26,624,885	$5,351,516	$999,070

Annuity fund	44,026,969	—	—	—	—

Net assets	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

Investments, at cost	$423,814,765	$4,113,494	$40,311,397	$7,137,285	$1,034,131

Shares held in corresponding Funds	16,374,849	241,081	1,742,466	212,109	40,912

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$116.88	$—	$—	$—	$—

Lifetime Variable Select Annuity	116.83	—	—	—	—

Intelligent Variable Annuity

Band 1	118.62	—	41.92	55.21	23.56

Band 2	121.33	—	42.88	56.47	23.89

Band 3	123.17	—	43.53	57.33	24.11

Band 4	125.99	38.68	44.53	58.64	24.44

Band 5	116.85	—	41.29	54.39	23.35

Band 6	119.52	—	42.24	55.63	23.67

Band 7	121.33	—	42.88	56.47	—

Band 8	124.10	38.10	43.86	57.76	24.22

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$7,580,132	$30,036	$136,211	$—	$135,454

Expenses

Administrative expenses	861,002	4,365	29,429	5,651	950

Mortality and expense risk charges	1,632,584	19	62,533	10,408	1,830

Guaranteed minimum death benefits	111,054	1,429	13,696	2,210	243

Total expenses	2,604,640	5,813	105,658	18,269	3,023

Net investment income (loss)	4,975,492	24,223	30,553	(18,269)	132,431

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	41,935,323	42,240	(3,591,562)	(682,510)	30,499

Capital gain distributions	12,014,246	371,115	3,682,695	111,770	—

Net realized gain (loss)	53,949,569	413,355	91,133	(570,740)	30,499

Net change in unrealized appreciation (depreciation) on investments	(189,862,304)	(1,415,313)	(9,796,343)	(1,646,412)	(65,372)

Net realized and unrealized gain (loss) on investments	(135,912,735)	(1,001,958)	(9,705,210)	(2,217,152)	(34,873)

Net increase (decrease) in net assets from operations	$(130,937,243)	$(977,735)	$(9,674,657)	$(2,235,421)	$97,558

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Total assets	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

NET ASSETS

Accumulation fund	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Net assets	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Investments, at cost	$48,881,466	$29,429,856	$11,400,318	$58,055,391	$40,921,971

Shares held in corresponding Funds	2,765,778	832,050	872,638	5,571,148	2,826,662

UNIT VALUE

Intelligent Variable Annuity

Band 1	$15.45	$88.16	$36.54	$26.28	$38.53

Band 2	15.80	90.17	36.84	26.70	39.06

Band 3	16.04	91.54	37.04	26.99	39.42

Band 4	16.41	93.63	37.35	27.42	39.97

Band 5	15.21	86.84	36.34	26.00	38.18

Band 6	15.56	88.82	36.64	26.42	38.71

Band 7	15.80	90.17	36.84	26.70	39.06

Band 8	16.16	92.23	37.14	27.13	39.60

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$619,348	$272,292	$199,791	$869,067	$581,945

Expenses

Administrative expenses	41,746	32,882	11,475	55,347	40,228

Mortality and expense risk charges	82,867	61,274	21,054	102,764	79,233

Guaranteed minimum death benefits	17,708	12,662	2,077	15,344	20,382

Total expenses	142,321	106,818	34,606	173,455	139,843

Net investment income (loss)	477,027	165,474	165,185	695,612	442,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,812,794)	2,276,049	699,665	(1,014,112)	803,899

Capital gain distributions	3,424,921	2,252,819	293,102	—	567,941

Net realized gain (loss)	612,127	4,528,868	992,767	(1,014,112)	1,371,840

Net change in unrealized appreciation (depreciation) on investments	(9,679,423)	(9,247,505)	(2,988,846)	(3,629,604)	(6,868,289)

Net realized and unrealized gain (loss) on investments	(9,067,296)	(4,718,637)	(1,996,079)	(4,643,716)	(5,496,449)

Net increase (decrease) in net assets from operations	$(8,590,269)	$(4,553,163)	$(1,830,894)	$(3,948,104)	$(5,054,347)

B-12	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Total assets	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

NET ASSETS

Accumulation fund	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Net assets	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Investments, at cost	$49,195,375	$87,152,941	$79,662,681	$60,517,108	$44,369,415

Shares held in corresponding Funds	4,205,376	7,618,137	7,821,799	2,197,525	2,173,455

UNIT VALUE

Intelligent Variable Annuity

Band 1	$44.72	$39.98	$25.21	$71.49	$73.45

Band 2	45.44	40.63	25.61	72.64	74.64

Band 3	45.92	41.06	25.89	73.42	75.44

Band 4	46.66	41.72	26.31	74.61	76.65

Band 5	44.24	39.56	24.94	70.73	72.67

Band 6	44.95	40.19	25.34	71.87	73.85

Band 7	45.44	40.63	25.61	72.64	74.64

Band 8	46.17	41.28	26.03	73.81	75.84

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,187,456	$3,662,353	$1,011,472	$1,504,714	$591,736

Expenses

Administrative expenses	45,437	93,793	79,569	68,383	46,163

Mortality and expense risk charges	93,066	184,248	158,355	136,010	86,110

Guaranteed minimum death benefits	16,059	33,224	29,732	22,028	14,574

Total expenses	154,562	311,265	267,656	226,421	146,847

Net investment income (loss)	1,032,894	3,351,088	743,816	1,278,293	444,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,153,202)	2,155,301	(488,577)	3,850,403	5,410,053

Capital gain distributions	808,419	1,017,763	—	813,305	3,505,046

Net realized gain (loss)	(344,783)	3,173,064	(488,577)	4,663,708	8,915,099

Net change in unrealized appreciation (depreciation) on investments	(10,222,694)	(10,101,699)	(1,522,321)	(9,735,421)	(11,606,845)

Net realized and unrealized gain (loss) on investments	(10,567,477)	(6,928,635)	(2,010,898)	(5,071,713)	(2,691,746)

Net increase (decrease) in net assets from operations	$(9,534,583)	$(3,577,547)	$(1,267,082)	$(3,793,420)	$(2,246,857)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

ASSETS

Investments, at value	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Total assets	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

NET ASSETS

Accumulation fund	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Net assets	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Investments, at cost	$8,923,110	$2,476,061	$16,302,799	$14,357,951	$1,408,199

Shares held in corresponding Funds	566,007	140,392	833,052	296,634	43,981

UNIT VALUE

Intelligent Variable Annuity

Band 1	$36.00	$37.62	$64.41	$131.31	$—

Band 2	36.83	38.48	65.88	134.31	—

Band 3	37.39	39.06	66.88	136.35	77.19

Band 4	38.24	39.96	68.41	139.46	78.96

Band 5	35.47	37.06	63.45	129.34	—

Band 6	36.28	37.90	64.90	132.30	—

Band 7	36.83	—	65.88	134.31	—

Band 8	37.67	39.36	67.39	137.38	77.77

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$540,135	$49,501	$—	$22,338	$30,062

Expenses

Administrative expenses	10,022	2,281	11,705	12,136	1,690

Mortality and expense risk charges	9,717	1,423	21,774	11,865	125

Guaranteed minimum death benefits	4,285	1,313	4,623	4,367	337

Total expenses	24,024	5,017	38,102	28,368	2,152

Net investment income (loss)	516,111	44,484	(38,102)	(6,030)	27,910

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(8,505)	4,454	(1,254,926)	(1,334,385)	20,857

Capital gain distributions	205,946	251,305	2,537,869	1,828,850	—

Net realized gain (loss)	197,441	255,759	1,282,943	494,465	20,857

Net change in unrealized appreciation (depreciation) on investments	(1,426,858)	(479,893)	(6,474,257)	(6,322,520)	(217,702)

Net realized and unrealized gain (loss) on investments	(1,229,417)	(224,134)	(5,191,314)	(5,828,055)	(196,845)

Net increase (decrease) in net assets from operations	$(713,306)	$(179,650)	$(5,229,416)	$(5,834,085)	$(168,935)

B-14	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

ASSETS

Investments, at value	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Total assets	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

NET ASSETS

Accumulation fund	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Net assets	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Investments, at cost	$8,566,227	$41,616,777	$71,478,045	$28,411,302	$19,537,123

Shares held in corresponding Funds	523,634	4,655,679	6,984,912	1,149,237	842,164

UNIT VALUE

Intelligent Variable Annuity

Band 1	$43.01	$30.27	$16.19	$24.17	$29.00

Band 2	43.99	30.64	16.56	24.49	29.39

Band 3	44.66	30.89	16.81	24.71	29.65

Band 4	45.68	31.26	17.19	—	30.05

Band 5	42.37	30.03	15.94	23.96	28.74

Band 6	43.33	30.39	16.31	24.28	29.13

Band 7	43.99	30.64	16.56	24.49	29.39

Band 8	45.00	31.01	16.93	24.82	29.78

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Accounti	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$114,150	$1,576,414	$2,139,755	$321,287	$412,305

Expenses

Administrative expenses	8,708	41,793	64,331	27,952	18,832

Mortality and expense risk charges	4,393	89,450	96,690	64,034	43,420

Guaranteed minimum death benefits	2,942	18,659	26,250	10,406	5,923

Total expenses	16,043	149,902	187,271	102,392	68,175

Net investment income (loss)	98,107	1,426,512	1,952,484	218,895	344,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	368,038	304,755	(2,667,152)	(794,077)	77,564

Capital gain distributions	667,469	—	136,223	—	191,164

Net realized gain (loss)	1,035,507	304,755	(2,530,929)	(794,077)	268,728

Net change in unrealized appreciation (depreciation) on investments	(1,679,498)	(7,064,340)	(9,564,649)	(1,661,981)	(2,784,572)

Net realized and unrealized gain (loss) on investments	(643,991)	(6,759,585)	(12,095,578)	(2,456,058)	(2,515,844)

Net increase (decrease) in net assets from operations	$(545,884)	$(5,333,073)	$(10,143,094)	$(2,237,163)	$(2,171,714)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

ASSETS

Investments, at value	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Total assets	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

NET ASSETS

Accumulation fund	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Net assets	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Investments, at cost	$27,016,906	$5,743,145	$929,856	$9,803,413	$4,271,285

Shares held in corresponding Funds	877,457	260,073	15,705	412,319	119,302

UNIT VALUE

Intelligent Variable Annuity

Band 1	$45.23	$37.32	$91.96	$44.41	$83.77

Band 2	45.84	38.17	—	45.43	85.68

Band 3	46.25	38.75	—	46.12	86.98

Band 4	46.86	39.64	97.67	47.17	88.97

Band 5	44.83	36.76	90.58	43.75	82.51

Band 6	45.43	37.60	—	44.75	84.40

Band 7	45.84	38.17	—	45.43	85.68

Band 8	46.45	39.04	96.21	46.47	87.64

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$207,132	$30,417	$—	$9,033	$99,657

Expenses

Administrative expenses	26,785	5,555	884	8,559	4,055

Mortality and expense risk charges	59,661	6,941	753	13,107	5,223

Guaranteed minimum death benefits	8,702	1,623	252	3,918	1,947

Total expenses	95,148	14,119	1,889	25,584	11,225

Net investment income (loss)	111,984	16,298	(1,889)	(16,551)	88,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,728,882	(241,688)	(39,269)	(166,626)	195,470

Capital gain distributions	2,337,660	570,786	101,581	1,169,734	157,960

Net realized gain (loss)	4,066,542	329,098	62,312	1,003,108	353,430

Net change in unrealized appreciation (depreciation) on investments	(7,193,799)	(1,520,681)	(429,692)	(3,044,411)	(412,289)

Net realized and unrealized gain (loss) on investments	(3,127,257)	(1,191,583)	(367,380)	(2,041,303)	(58,859)

Net increase (decrease) in net assets from operations	$(3,015,273)	$(1,175,285)	$(369,269)	$(2,057,854)	$29,573

B-16	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Total assets	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

NET ASSETS

Accumulation fund	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Net assets	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Investments, at cost	$42,763,372	$2,039,286	$5,209,267	$4,502,341	$45,897,640

Shares held in corresponding Funds	2,750,222	71,199	498,563	540,340	3,825,453

UNIT VALUE

Intelligent Variable Annuity

Band 1	$36.47	$45.91	$21.62	$24.29	$28.24

Band 2	37.31	46.96	22.12	24.63	28.63

Band 3	37.87	47.67	22.45	24.86	28.89

Band 4	38.74	48.76	22.97	25.20	29.29

Band 5	35.93	45.22	21.30	24.07	27.98

Band 6	36.75	46.26	21.79	24.41	28.37

Band 7	37.31	—	22.12	24.63	28.63

Band 8	38.16	48.03	22.62	24.97	29.02

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$263,286	$8,894	$397,421	$1,097,711	$1,949,370

Expenses

Administrative expenses	44,770	2,095	5,141	4,811	39,136

Mortality and expense risk charges	90,612	2,593	5,224	7,853	85,031

Guaranteed minimum death benefits	19,981	613	1,269	1,876	16,614

Total expenses	155,363	5,301	11,634	14,540	140,781

Net investment income (loss)	107,923	3,593	385,787	1,083,171	1,808,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,506,611	138,288	(419,576)	70,568	(2,271,749)

Capital gain distributions	6,446,464	188,918	445,068	—	—

Net realized gain (loss)	8,953,075	327,206	25,492	70,568	(2,271,749)

Net change in unrealized appreciation (depreciation) on investments	(13,987,141)	(803,561)	(1,137,251)	(1,220,002)	(6,726,133)

Net realized and unrealized gain (loss) on investments	(5,034,066)	(476,355)	(1,111,759)	(1,149,434)	(8,997,882)

Net increase (decrease) in net assets from operations	$(4,926,143)	$(472,762)	$(725,972)	$(66,263)	$(7,189,293)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account

ASSETS

Investments, at value	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Total assets	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

NET ASSETS

Accumulation fund	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Net assets	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Investments, at cost	$6,556,432	$114,297,138	$96,026,826	$8,472,747	$19,693,908

Shares held in corresponding Funds	601,000	$8,782,100	3,504,774	141,192	514,598

UNIT VALUE

Intelligent Variable Annuity

Band 1	$17.58	$18.96	$54.37	$66.93	$45.53

Band 2	17.98	19.39	55.61	68.46	46.58

Band 3	18.26	19.69	56.45	69.50	47.28

Band 4	18.67	20.14	57.75	71.09	48.36

Band 5	17.32	18.68	53.56	65.93	44.85

Band 6	17.71	19.10	54.78	67.44	45.88

Band 7	17.98	19.39	55.61	68.46	46.58

Band 8	18.39	19.84	56.88	70.03	47.64

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account

INVESTMENT INCOME

Dividends	$92,853	$7,784,661	$1,849,254	$14,474	$—

Expenses

Administrative expenses	5,642	108,720	97,233	7,645	22,784

Mortality and expense risk charges	5,608	197,761	172,212	6,753	35,948

Guaranteed minimum death benefits	1,127	43,501	39,386	2,813	7,668

Total expenses	12,377	349,982	308,831	17,211	66,400

Net investment income (loss)	80,476	7,434,679	1,540,423	(2,737)	(66,400)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(213,942)	(108,537)	4,103,428	(153,680)	1,612,223

Capital gain distributions	82,501	—	10,710,354	802,580	—

Net realized gain (loss)	(131,441)	(108,537)	14,813,782	648,900	1,612,223

Net change in unrealized appreciation (depreciation) on investments	(627,671)	(21,543,150)	(28,195,749)	(2,847,715)	(8,991,762)

Net realized and unrealized gain (loss) on investments	(759,112)	(21,651,687)	(13,381,967)	(2,198,815)	(7,379,539)

Net increase (decrease) in net assets from operations	$(678,636)	(14,217,008)	$(11,841,544)	$(2,201,552)	$(7,445,939)

B-18	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	PSF Natural Resources Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

ASSETS

Investments, at value	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Total assets	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

NET ASSETS

Accumulation fund	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Net assets	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Investments, at cost	$2,710,442	$6,107,721	$1,090,298	$7,438,191	$7,621,930

Shares held in corresponding Funds	85,908	188,904	99,013	918,148	131,211

UNIT VALUE

Intelligent Variable Annuity

Band 1	$61.13	$57.79	$26.71	$23.10	$52.17

Band 2	62.53	59.11	27.32	23.63	52.80

Band 3	63.48	—	—	23.99	53.23

Band 4	64.93	61.38	28.37	24.53	53.88

Band 5	60.22	56.93	26.31	22.75	51.75

Band 6	61.60	58.23	26.91	23.27	52.38

Band 7	62.53	59.11	—	23.63	52.80

Band 8	63.96	60.46	27.94	24.17	53.44

	PSF Natural Resources Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$30,629	$—

Expenses

Administrative expenses	3,038	8,420	877	7,826	7,156

Mortality and expense risk charges	2,795	3,026	904	5,163	12,527

Guaranteed minimum death benefits	1,034	3,036	288	2,452	4,066

Total expenses	6,867	14,482	2,069	15,441	23,749

Net investment income (loss)	(6,867)	(14,482)	(2,069)	15,188	(23,749)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	305,539	231,893	(161,950)	530,166	(89,599)

Capital gain distributions	—	—	247,758	137,875	115,502

Net realized gain (loss)	305,539	231,893	85,808	668,041	25,903

Net change in unrealized appreciation (depreciation) on investments	188,500	(1,007,391)	(374,700)	(1,521,730)	(1,092,992)

Net realized and unrealized gain (loss) on investments	494,039	(775,498)	(288,892)	(853,689)	(1,067,089)

Net increase (decrease) in net assets from operations	$487,172	$(789,980)	$(290,961)	$(838,501)	$(1,090,838)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Total assets	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

NET ASSETS

Accumulation fund	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Net assets	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Investments, at cost	$57,129,362	$27,169,648	$4,883,675	$17,297,501	$2,783,966

Shares held in corresponding Funds	11,804,966	2,906,610	197,176	422,447	103,611

UNIT VALUE

Intelligent Variable Annuity

Band 1	$26.31	$15.75	$30.36	$53.54	$25.85

Band 2	26.74	16.11	30.49	54.19	25.95

Band 3	27.03	16.36	30.57	54.63	26.02

Band 4	27.47	16.73	30.69	55.29	26.12

Band 5	26.03	15.52	30.28	53.11	25.78

Band 6	26.45	15.87	30.40	53.75	25.88

Band 7	26.74	16.11	30.49	54.19	25.95

Band 8	27.25	16.48	30.61	54.85	—

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,095,884	$615,105	$87,658	$153,732	$128,195

Expenses

Administrative expenses	56,270	20,866	4,334	17,328	3,691

Mortality and expense risk charges	118,665	39,255	6,788	27,663	6,413

Guaranteed minimum death benefits	25,852	7,644	937	2,478	745

Total expenses	200,787	67,765	12,059	47,469	10,849

Net investment income (loss)	895,097	547,340	75,599	106,263	117,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(659,597)	(1,361,943)	(303,870)	28,523	(610,184)

Capital gain distributions	85,946	1,570,655	439,091	1,661,096	225,154

Net realized gain (loss)	(573,651)	208,712	135,221	1,689,619	(385,030)

Net change in unrealized appreciation (depreciation) on investments	(3,174,642)	(6,016,658)	(919,980)	(4,999,084)	(480,609)

Net realized and unrealized gain (loss) on investments	(3,748,293)	(5,807,946)	(784,759)	(3,309,465)	(865,639)

Net increase (decrease) in net assets from operations	$(2,853,196)	$(5,260,606)	$(709,160)	$(3,203,202)	$(748,293)

B-20	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

ASSETS

Investments, at value	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Total assets	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

NET ASSETS

Accumulation fund	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Net assets	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Investments, at cost	$129,606,942	$2,095,560	$55,601,952	$5,599,816	$90,796,932

Shares held in corresponding Funds	2,771,858	104,465	7,303,243	202,276	3,879,571

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.03	$21.57	$32.06	$29.43	$45.87

Band 2	53.67	21.65	32.45	29.55	46.42

Band 3	54.10	21.71	32.71	29.62	46.80

Band 4	54.76	21.80	33.10	29.74	47.37

Band 5	52.60	—	31.80	29.35	45.50

Band 6	53.24	21.59	32.19	29.47	46.05

Band 7	53.67	21.65	32.45	29.55	46.42

Band 8	54.32	—	32.84	29.66	46.99

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$2,066,913	$47,988	$2,663,518	$51,577	$979,351

Expenses

Administrative expenses	152,311	1,823	52,495	4,160	86,996

Mortality and expense risk charges	213,819	2,621	111,080	7,512	174,530

Guaranteed minimum death benefits	28,414	78	21,387	1,749	34,012

Total expenses	394,544	4,522	184,962	13,421	295,538

Net investment income (loss)	1,672,369	43,466	2,478,556	38,156	683,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	7,812,794	(94,669)	(1,224,707)	(1,457,074)	1,979,302

Capital gain distributions	6,911,259	17,723	—	764,597	9,290,629

Net realized gain (loss)	14,724,053	(76,946)	(1,224,707)	(692,477)	11,269,931

Net change in unrealized appreciation (depreciation) on investments	(48,847,280)	(225,573)	(6,881,487)	(843,522)	(31,396,423)

Net realized and unrealized gain (loss) on investments	(34,123,227)	(302,519)	(8,106,194)	(1,535,999)	(20,126,492)

Net increase (decrease) in net assets from operations	$(32,450,858)	$(259,053)	$(5,627,638)	$(1,497,843)	$(19,442,679)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-21

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Total assets	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

NET ASSETS

Accumulation fund	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Net assets	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Investments, at cost	$4,826,273	$36,931,057	$22,078,996	$293,460,516	$23,262,857

Shares held in corresponding Funds	163,437	2,810,025	1,171,464	24,710,807	1,032,034

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.16	$33.96	$43.19	$25.40	$31.26

Band 2	28.27	34.37	43.72	25.71	31.38

Band 3	28.35	34.65	44.07	25.92	31.47

Band 4	28.46	35.07	44.61	26.23	31.59

Band 5	28.08	33.69	42.85	25.20	31.18

Band 6	28.19	34.09	43.37	25.51	31.30

Band 7	28.27	34.37	43.72	25.71	31.38

Band 8	—	34.79	44.25	26.02	31.51

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$104,632	$689,054	$48,289	$5,433,030	$689,369

Expenses

Administrative expenses	4,046	36,163	19,275	265,368	20,006

Mortality and expense risk charges	9,198	68,687	35,277	536,970	33,260

Guaranteed minimum death benefits	1,694	10,427	6,615	102,903	5,007

Total expenses	14,938	115,277	61,167	905,241	58,273

Net investment income (loss)	89,694	573,777	(12,878)	4,527,789	631,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(283,791)	733,499	(1,698,283)	(8,484,340)	(1,130,689)

Capital gain distributions	194,956	1,556,362	5,178,087	1,927,849	721,646

Net realized gain (loss)	(88,835)	2,289,861	3,479,804	(6,556,491)	(409,043)

Net change in unrealized appreciation (depreciation) on investments	(679,046)	(14,433,130)	(9,897,222)	(37,806,838)	(3,916,025)

Net realized and unrealized gain (loss) on investments	(767,881)	(12,143,269)	(6,417,418)	(44,363,329)	(4,325,068)

Net increase (decrease) in net assets from operations	$(678,187)	$(11,569,492)	$(6,430,296)	$(39,835,540)	$(3,693,972)

B-22	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

ASSETS

Investments, at value	$21,371,598	$7,064,826	$10,950,553

Total assets	$21,371,598	$7,064,826	$10,950,553

NET ASSETS

Accumulation fund	$21,371,598	$7,064,826	$10,950,553

Net assets	$21,371,598	$7,064,826	$10,950,553

Investments, at cost	$25,074,745	$7,970,462	$14,428,648

Shares held in corresponding Funds	505,239	750,779	626,462

UNIT VALUE

Intelligent Variable Annuity

Band 1	$34.62	$44.53	$63.67

Band 2	34.76	45.38	65.12

Band 3	34.85	45.96	66.11

Band 4	34.99	46.84	67.62

Band 5	34.52	43.97	62.71

Band 6	34.66	44.81	64.15

Band 7	34.76	45.38	65.12

Band 8	34.89	46.25	66.61

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME

Dividends	$257,087	$260,692	$103,823

Expenses

Administrative expenses	20,432	7,964	11,436

Mortality and expense risk charges	36,496	12,986	16,524

Guaranteed minimum death benefits	4,661	2,927	4,334

Total expenses	61,589	23,877	32,294

Net investment income (loss)	195,498	236,815	71,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(500,360)	(141,990)	(599,829)

Capital gain distributions	1,377,111	403,356	2,053,447

Net realized gain (loss)	876,751	261,366	1,453,618

Net change in unrealized appreciation (depreciation) on investments	(5,635,891)	(2,951,038)	(6,860,104)

Net realized and unrealized gain (loss) on investments	(4,759,140)	(2,689,672)	(5,406,486)

Net increase (decrease) in net assets from operations	$(4,563,642)	$(2,452,857)	$(5,334,957)

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-23

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$1,639,549	$3,368,927	$12,838,185

Total assets	$1,639,549	$3,368,927	$12,838,185

NET ASSETS

Accumulation fund	$1,639,549	$3,368,927	$12,838,185

Net assets	$1,639,549	$3,368,927	$12,838,185

Investments, at cost	$2,903,583	$4,134,235	$15,361,459

Shares held in corresponding Funds	264,018	307,665	2,221,139

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.78	$90.76	$17.34

Band 2	55.01	92.84	17.73

Band 3	55.84	94.25	18.00

Band 4	57.12	96.40	18.41

Band 5	52.98	89.41	17.08

Band 6	54.19	91.45	17.47

Band 7	55.01	92.84	17.73

Band 8	56.27	94.96	18.14

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$901,012

Expenses

Administrative expenses	1,793	3,240	13,557

Mortality and expense risk charges	953	5,987	24,428

Guaranteed minimum death benefits	578	1,358	5,553

Total expenses	3,324	10,585	43,538

Net investment income (loss)	(3,324)	(10,585)	857,474

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(379,565)	(1,577,800)	(502,016)

Capital gain distributions	852,116	1,151,959	—

Net realized gain (loss)	472,551	(425,841)	(502,016)

Net change in unrealized appreciation (depreciation) on investments	(1,298,966)	(908,211)	(2,529,254)

Net realized and unrealized gain (loss) on investments	(826,415)	(1,334,052)	(3,031,270)

Net increase (decrease) in net assets from operations	$(829,739)	$(1,344,637)	$(2,173,796)

B-24	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,408,681	$1,036,072	$3,043,416	$3,567,905

Net realized gain (loss)	4,065,029	4,975,246	(3,729,037)	5,554,109

Net change in unrealized appreciation (depreciation) on investments	(18,009,954)	427,912	(23,786,256)	(11,444,724)

Net increase (decrease) in net assets from operations	(12,536,244)	6,439,230	(24,471,877)	(2,322,710)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	610,267	3,682,679	3,649,423	9,145,246

Net contractowner transfers	(2,723,387)	(2,561,320)	(411,530)	8,814,782

Withdrawals and death benefits (b)	(2,478,857)	(1,390,115)	(8,374,519)	(8,490,798)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,591,977)	(268,756)	(5,136,626)	9,469,230

Net increase (decrease) in net assets	(17,128,221)	6,170,474	(29,608,503)	7,146,520

NET ASSETS

Beginning of period	75,689,675	69,519,201	181,621,044	174,474,524

End of period	$58,561,454	$75,689,675	$152,012,541	$181,621,044

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,715,961	1,724,820	3,803,346	3,616,426

Units purchased	15,745	86,687	85,680	194,406

Units sold/transferred	(133,344)	(95,546)	(216,356)	(7,486)

End of period	1,598,362	1,715,961	3,672,670	3,803,346

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(545,928)	$(351,472)	$358,697	$486,240

Net realized gain (loss)	12,039,364	41,561,476	23,637,590	15,380,216

Net change in unrealized appreciation (depreciation) on investments	(59,819,441)	(20,492,762)	(65,006,758)	22,170,040

Net increase (decrease) in net assets from operations	(48,326,005)	20,717,242	(41,010,471)	38,036,496

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,102,118	3,352,334	684,607	1,314,266

Net contractowner transfers	3,089,453	(5,828,210)	(506,003)	6,320,581

Annuity payments	(2,109,834)	(2,221,686)	(4,257,485)	(3,630,855)

Withdrawals and death benefits (b)	(7,133,510)	(8,463,982)	(11,360,689)	(12,286,419)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,051,773)	(13,161,544)	(15,439,570)	(8,282,427)

Net increase (decrease) in net assets	(52,377,778)	7,555,698	(56,450,041)	29,754,069

NET ASSETS

Beginning of period	146,561,948	139,006,250	186,575,718	156,821,649

End of period	$94,184,170	$146,561,948	$130,125,677	$186,575,718

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,448,227	1,593,859	1,305,937	1,392,198

Units purchased	29,204	38,261	6,456	11,612

Units sold/transferred	(97,570)	(183,893)	(135,639)	(97,873)

End of period	1,379,861	1,448,227	1,176,754	1,305,937

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,712,044	$742,564	$564,018	$647,643

Net realized gain (loss)	1,956,111	4,924,787	7,403,412	3,755,580

Net change in unrealized appreciation (depreciation) on investments	(24,280,244)	4,577,514	(14,066,190)	12,016,658

Net increase (decrease) in net assets from operations	(19,612,089)	10,244,865	(6,098,760)	16,419,881

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,534,919	11,801,863	876,144	799,764

Net contractowner transfers	4,826,178	1,882,472	(2,417,772)	3,753,423

Annuity payments	(845,633)	(908,794)	(1,204,352)	(1,273,072)

Withdrawals and death benefits (b)	(5,751,953)	(5,609,675)	(3,769,244)	(3,291,016)

Net increase (decrease) in net assets resulting from contractowner transactions	3,763,511	7,165,866	(6,515,224)	(10,901)

Net increase (decrease) in net assets	(15,848,578)	17,410,731	(12,613,984)	16,408,980

NET ASSETS

Beginning of period	114,704,671	97,293,940	79,163,443	62,754,463

End of period	$98,856,093	$114,704,671	$66,549,459	$79,163,443

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,516,920	2,355,155	540,396	547,428

Units purchased	153,310	281,791	7,350	6,637

Units sold/transferred	(57,458)	(120,026)	(64,506)	(13,669)

End of period	2,612,772	2,516,920	483,240	540,396

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,146,045	$(302,759)	$778,653	$847,425

Net realized gain (loss)	—	—	8,711,400	4,066,091

Net change in unrealized appreciation (depreciation) on investments	—	—	(37,660,600)	23,144,377

Net increase (decrease) in net assets from operations	1,146,045	(302,759)	(28,170,547)	28,057,893

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	22,913,597	49,498,964	508,310	707,581

Net contractowner transfers	28,048,444	(25,621,098)	453,901	1,426,518

Annuity payments	—	—	(1,366,615)	(1,035,670)

Withdrawals and death benefits (b)	(28,875,182)	(36,224,842)	(4,943,850)	(4,224,883)

Net increase (decrease) in net assets resulting from contractowner transactions	22,086,859	(12,346,976)	(5,348,254)	(3,126,454)

Net increase (decrease) in net assets	23,232,904	(12,649,735)	(33,518,801)	24,931,439

NET ASSETS

Beginning of period	82,010,951	94,660,686	98,462,270	73,530,831

End of period	$105,243,855	$82,010,951	$64,943,469	$98,462,270

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,947,147	8,006,910	483,174	509,844

Units purchased	1,978,748	4,284,336	3,246	4,604

Units sold/transferred	(131,742)	(5,344,099)	(45,874)	(31,274)

End of period	8,794,153	6,947,147	440,546	483,174

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(7,163)	$(19,834)	$609,026	$522,809

Net realized gain (loss)	11,043,896	2,674,507	13,008,148	7,071,908

Net change in unrealized appreciation (depreciation) on investments	(21,475,657)	10,247,201	(31,041,278)	12,444,703

Net increase (decrease) in net assets from operations	(10,438,924)	12,901,874	(17,424,104)	20,039,420

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	503,008	1,790,884	767,997	1,389,885

Net contractowner transfers	(1,597,229)	1,692,576	101,860	2,804,992

Annuity payments	(1,047,574)	(1,124,766)	(1,154,368)	(916,853)

Withdrawals and death benefits (b)	(3,215,070)	(2,350,231)	(6,383,212)	(4,146,650)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,356,865)	8,463	(6,667,723)	(868,626)

Net increase (decrease) in net assets	(15,795,789)	12,910,337	(24,091,827)	19,170,794

NET ASSETS

Beginning of period	67,159,800	54,249,463	97,583,372	78,412,578

End of period	$51,364,011	$67,159,800	$73,491,545	$97,583,372

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	347,124	349,947	747,930	759,926

Units purchased	3,212	10,475	7,072	13,351

Units sold/transferred	(37,227)	(13,298)	(73,879)	(25,347)

End of period	313,109	347,124	681,123	747,930

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,975,492	$4,790,194	$24,223	$11,264

Net realized gain (loss)	53,949,569	52,627,719	413,355	507,448

Net change in unrealized appreciation (depreciation) on investments	(189,862,304)	80,713,180	(1,415,313)	413,411

Net increase (decrease) in net assets from operations	(130,937,243)	138,131,093	(977,735)	932,123

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	11,436,684	25,123,963	35,026	81,329

Net contractowner transfers	2,717,944	(3,073,561)	(57,020)	(162,656)

Annuity payments	(8,008,697)	(7,901,386)	—	—

Withdrawals and death benefits (b)	(28,852,653)	(36,396,376)	(150,510)	(58,094)

Net increase (decrease) in net assets resulting from contractowner transactions	(22,706,722)	(22,247,360)	(172,504)	(139,421)

Net increase (decrease) in net assets	(153,643,965)	115,883,733	(1,150,239)	792,702

NET ASSETS

Beginning of period	675,674,148	559,790,415	5,212,462	4,419,760

End of period	$522,030,183	$675,674,148	$4,062,223	$5,212,462

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,136,819	4,293,622	109,514	112,880

Units purchased	89,107	185,581	908	1,918

Units sold/transferred	(231,073)	(342,384)	(4,873)	(5,284)

End of period	3,994,853	4,136,819	105,549	109,514

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$30,553	$(70,955)	$(18,269)	$(23,116)

Net realized gain (loss)	91,133	11,192,433	(570,740)	2,033,150

Net change in unrealized appreciation (depreciation) on investments	(9,796,343)	(7,653,221)	(1,646,412)	(1,353,843)

Net increase (decrease) in net assets from operations	(9,674,657)	3,468,257	(2,235,421)	656,191

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	771,007	869,252	336,498	496,622

Net contractowner transfers	1,200,437	(2,493,216)	(252,848)	500,921

Withdrawals and death benefits (b)	(1,299,735)	(1,111,113)	(100,362)	(99,165)

Net increase (decrease) in net assets resulting from contractowner transactions	671,709	(2,735,077)	(16,712)	898,378

Net increase (decrease) in net assets	(9,002,948)	733,180	(2,252,133)	1,554,569

NET ASSETS

Beginning of period	35,627,833	34,894,653	7,603,649	6,049,080

End of period	$26,624,885	$35,627,833	$5,351,516	$7,603,649

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	609,525	657,391	94,915	85,050

Units purchased	15,227	14,893	5,235	6,756

Units sold/transferred	(2,655)	(62,759)	(5,782)	3,109

End of period	622,097	609,525	94,368	94,915

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$132,431	$24,470	$477,027	$301,954

Net realized gain (loss)	30,499	71,318	612,127	1,513,831

Net change in unrealized appreciation (depreciation) on investments	(65,372)	13,545	(9,679,423)	1,292,997

Net increase (decrease) in net assets from operations	97,558	109,333	(8,590,269)	3,108,782

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	9,742	28,492	640,789	932,337

Net contractowner transfers	349,707	212,839	1,891,503	(462,728)

Withdrawals and death benefits (b)	(19,205)	(803)	(1,664,530)	(1,618,053)

Net increase (decrease) in net assets resulting from contractowner transactions	340,244	240,528	867,762	(1,148,444)

Net increase (decrease) in net assets	437,802	349,861	(7,722,507)	1,960,338

NET ASSETS

Beginning of period	561,268	211,407	49,043,236	47,082,898

End of period	$999,070	$561,268	$41,320,729	$49,043,236

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	27,126	13,025	2,553,893	2,616,376

Units purchased	403	1,601	39,113	49,312

Units sold/transferred	14,214	12,500	17,047	(111,795)

End of period	41,743	27,126	2,610,053	2,553,893

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$165,474	$186,993	$165,185	$211,839

Net realized gain (loss)	4,528,868	1,316,931	992,767	8,229,149

Net change in unrealized appreciation (depreciation) on investments	(9,247,505)	8,879,407	(2,988,846)	(2,939,417)

Net increase (decrease) in net assets from operations	(4,553,163)	10,383,331	(1,830,894)	5,501,571

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	615,697	975,025	132,186	1,444,929

Net contractowner transfers	(1,812,188)	(3,928,999)	(332,568)	(23,170,494)

Withdrawals and death benefits (b)	(1,383,270)	(1,286,518)	(733,496)	(535,836)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,579,761)	(4,240,492)	(933,878)	(22,261,401)

Net increase (decrease) in net assets	(7,132,924)	6,142,839	(2,764,772)	(16,759,830)

NET ASSETS

Beginning of period	37,968,691	31,825,852	13,515,667	30,275,497

End of period	$30,835,767	$37,968,691	$10,750,895	$13,515,667

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	367,649	414,160	314,855	874,635

Units purchased	6,650	10,613	3,894	36,434

Units sold/transferred	(33,955)	(57,124)	(27,685)	(596,214)

End of period	340,344	367,649	291,064	314,855

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$695,612	$254,225	$442,102	$512,164

Net realized gain (loss)	(1,014,112)	(186,201)	1,371,840	5,377,519

Net change in unrealized appreciation (depreciation) on investments	(3,629,604)	(883,647)	(6,868,289)	(290,103)

Net increase (decrease) in net assets from operations	(3,948,104)	(815,623)	(5,054,347)	5,599,580

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	754,600	1,560,756	1,341,267	2,543,249

Net contractowner transfers	(42,609)	(243,085)	(1,599,230)	(1,454,445)

Withdrawals and death benefits (b)	(3,535,199)	(2,730,264)	(1,705,102)	(1,369,429)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,823,208)	(1,412,593)	(1,963,065)	(280,625)

Net increase (decrease) in net assets	(6,771,312)	(2,228,216)	(7,017,412)	5,318,955

NET ASSETS

Beginning of period	60,365,756	62,593,972	45,573,078	40,254,123

End of period	$53,594,444	$60,365,756	$38,555,666	$45,573,078

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,102,229	2,150,951	1,033,984	1,039,844

Units purchased	28,452	54,475	32,200	60,675

Units sold/transferred	(131,538)	(103,197)	(79,152)	(66,535)

End of period	1,999,143	2,102,229	987,032	1,033,984

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,032,894	$1,179,856	$3,351,088	$3,642,187

Net realized gain (loss)	(344,783)	4,474,773	3,173,064	1,034,485

Net change in unrealized appreciation (depreciation) on investments	(10,222,694)	1,325,616	(10,101,699)	11,267,942

Net increase (decrease) in net assets from operations	(9,534,583)	6,980,245	(3,577,547)	15,944,614

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	988,788	1,661,357	1,800,697	3,093,907

Net contractowner transfers	2,118,370	(2,958,020)	(2,867,053)	(5,799,025)

Withdrawals and death benefits (b)	(2,234,781)	(2,045,737)	(3,573,081)	(4,122,538)

Net increase (decrease) in net assets resulting from contractowner transactions	872,377	(3,342,400)	(4,639,437)	(6,827,656)

Net increase (decrease) in net assets	(8,662,206)	3,637,845	(8,216,984)	9,116,958

NET ASSETS

Beginning of period	53,869,996	50,232,151	101,462,981	92,346,023

End of period	$45,207,790	$53,869,996	$93,245,997	$101,462,981

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	971,761	1,035,593	2,397,960	2,571,556

Units purchased	21,557	31,273	45,300	76,697

Units sold/transferred	617	(95,105)	(152,430)	(250,293)

End of period	993,935	971,761	2,290,830	2,397,960

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$743,816	$(280,106)	$1,278,293	$974,919

Net realized gain (loss)	(488,577)	(75,878)	4,663,708	2,546,895

Net change in unrealized appreciation (depreciation) on investments	(1,522,321)	(88,278)	(9,735,421)	11,821,210

Net increase (decrease) in net assets from operations	(1,267,082)	(444,262)	(3,793,420)	15,343,024

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,678,976	6,264,057	1,457,248	3,190,988

Net contractowner transfers	(3,743,898)	3,808,160	(1,827,140)	772,453

Withdrawals and death benefits (b)	(3,239,526)	(6,288,274)	(2,834,109)	(4,162,334)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,304,448)	3,783,943	(3,204,001)	(198,893)

Net increase (decrease) in net assets	(6,571,530)	3,339,681	(6,997,421)	15,144,131

NET ASSETS

Beginning of period	84,241,990	80,902,309	73,868,099	58,723,968

End of period	$77,670,460	$84,241,990	$66,870,678	$73,868,099

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,235,121	3,091,942	962,246	969,763

Units purchased	66,057	242,414	20,365	45,009

Units sold/transferred	(273,795)	(99,235)	(63,918)	(52,526)

End of period	3,027,383	3,235,121	918,693	962,246

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	DFA VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund-Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$444,889	$538,140	$516,111	$446,413

Net realized gain (loss)	8,915,099	6,289,121	197,441	46,798

Net change in unrealized appreciation (depreciation) on investments	(11,606,845)	6,960,163	(1,426,858)	1,054,466

Net increase (decrease) in net assets from operations	(2,246,857)	13,787,424	$(713,306)	1,547,677

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,101,504	2,675,892	53,191	165,143

Net contractowner transfers	(3,468,703)	1,259,814	(271,810)	202,922

Withdrawals and death benefits (b)	(2,453,804)	(1,684,791)	(1,109,203)	(362,191)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,821,003)	2,250,915	(1,327,822)	5,874

Net increase (decrease) in net assets	(7,067,860)	16,038,339	(2,041,128)	1,553,551

NET ASSETS

Beginning of period	51,710,619	35,672,280	10,751,979	9,198,428

End of period	$44,642,759	$51,710,619	$8,710,851	$10,751,979

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	659,196	634,088	271,861	272,177

Units purchased	15,035	37,513	1,398	4,642

Units sold/transferred	(78,419)	(12,405)	(40,983)	(4,958)

End of period	595,812	659,196	232,276	271,861

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$44,484	$69,650	$(38,102)	$(50,671)

Net realized gain (loss)	255,759	(8,317)	1,282,943	4,049,257

Net change in unrealized appreciation (depreciation) on investments	(479,893)	327,446	(6,474,257)	(2,500,697)

Net increase (decrease) in net assets from operations	(179,650)	388,779	(5,229,416)	1,497,889

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,251	23,369	602,765	1,100,852

Net contractowner transfers	(79,499)	127,062	869,184	(3,434,208)

Withdrawals and death benefits (b)	(29,351)	(80,663)	(342,820)	(803,717)

Net increase (decrease) in net assets resulting from contractowner transactions	(103,599)	69,768	1,129,129	(3,137,073)

Net increase (decrease) in net assets	(283,249)	458,547	(4,100,287)	(1,639,184)

NET ASSETS

Beginning of period	2,463,532	2,004,985	15,279,844	16,919,028

End of period	$2,180,283	$2,463,532	$11,179,557	$15,279,844

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	58,246	56,641	152,928	185,781

Units purchased	130	571	8,844	11,495

Units sold/transferred	(2,862)	1,034	7,279	(44,348)

End of period	55,514	58,246	169,051	152,928

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(6,030)	$(46,591)	$27,910	$19,478

Net realized gain (loss)	494,465	5,636,388	20,857	132,937

Net change in unrealized appreciation (depreciation) on investments	(6,322,520)	(1,905,042)	(217,702)	98,020

Net increase (decrease) in net assets from operations	(5,834,085)	3,684,755	(168,935)	250,435

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	50,108	1,027,578	10,632	27,366

Net contractowner transfers	(1,722,523)	(2,485,120)	(23,955)	(59,325)

Withdrawals and death benefits (b)	(608,549)	(1,160,626)	(30,633)	(253,666)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,280,964)	(2,618,168)	(43,956)	(285,625)

Net increase (decrease) in net assets	(8,115,049)	1,066,587	(212,891)	(35,190)

NET ASSETS

Beginning of period	18,167,963	17,101,376	1,907,030	1,942,220

End of period	$10,052,914	$18,167,963	$1,694,139	$1,907,030

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	88,230	102,201	22,148	25,642

Units purchased	313	5,973	138	330

Units sold/transferred	(15,124)	(19,944)	(747)	(3,824)

End of period	73,419	88,230	21,539	22,148

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$98,107	$19,195	$1,426,512	$951,347

Net realized gain (loss)	1,035,507	471,600	304,755	1,056,819

Net change in unrealized appreciation (depreciation) on investments	(1,679,498)	1,115,302	(7,064,340)	2,741,969

Net increase (decrease) in net assets from operations	(545,884)	1,606,097	(5,333,073)	4,750,135

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,452	112,802	1,712,337	1,577,703

Net contractowner transfers	(119,701)	(337,674)	549,940	(3,003,361)

Withdrawals and death benefits (b)	(326,854)	(334,938)	(1,703,488)	(1,634,741)

Net increase (decrease) in net assets resulting from contractowner transactions	(418,103)	(559,810)	558,789	(3,060,399)

Net increase (decrease) in net assets	(963,987)	1,046,287	(4,774,284)	1,689,736

NET ASSETS

Beginning of period	9,530,632	8,484,345	46,070,153	44,380,417

End of period	$8,566,645	$9,530,632	$41,295,869	$46,070,153

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	199,843	214,177	1,324,599	1,415,316

Units purchased	613	2,451	55,274	46,161

Units sold/transferred	(10,958)	(16,785)	(31,262)	(136,878)

End of period	189,498	199,843	1,348,611	1,324,599

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2022	December 31, 2021(i)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,952,484	$1,152,323	$218,895	$(15,258)

Net realized gain (loss)	(2,530,929)	101,125	(794,077)	223,113

Net change in unrealized appreciation (depreciation) on investments	(9,564,649)	(893,202)	(1,661,981)	(713,097)

Net increase (decrease) in net assets from operations	(10,143,094)	360,246	(2,237,163)	(505,242)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,139,819	1,198,116	851,941	3,892,652

Net contractowner transfers	1,097,617	71,720,447	(971,431)	4,395,542

Withdrawals and death benefits (b)	(2,490,914)	(1,862,043)	(2,187,020)	(3,881,269)

Net increase (decrease) in net assets resulting from contractowner transactions	(253,478)	71,056,520	(2,306,510)	4,406,925

Net increase (decrease) in net assets	(10,396,572)	71,416,766	(4,543,673)	3,901,683

NET ASSETS

Beginning of period	71,416,766	—	31,137,028	27,235,345

End of period	$61,020,194	$71,416,766	$26,593,355	$31,137,028

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,675,461	—	1,178,265	1,014,218

Units purchased	65,721	61,664	34,132	147,455

Units sold/transferred	(93,819)	3,613,797	(124,672)	16,592

End of period	3,647,363	3,675,461	1,087,725	1,178,265

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(i)	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$344,130	$546,131	$111,984	$166,804

Net realized gain (loss)	268,728	1,946,307	4,066,542	4,832,888

Net change in unrealized appreciation (depreciation) on investments	(2,784,572)	87,757	(7,193,799)	2,471,050

Net increase (decrease) in net assets from operations	(2,171,714)	2,580,195	(3,015,273)	7,470,742

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	708,279	2,607,386	894,993	3,544,456

Net contractowner transfers	377,443	(358,420)	(1,259,130)	(2,761,952)

Withdrawals and death benefits (b)	(993,662)	(2,397,662)	(1,460,805)	(3,386,742)

Net increase (decrease) in net assets resulting from contractowner transactions	92,060	(148,696)	(1,824,942)	(2,604,238)

Net increase (decrease) in net assets	(2,079,654)	2,431,499	(4,840,215)	4,866,504

NET ASSETS

Beginning of period	21,163,092	18,731,593	30,374,202	25,507,698

End of period	$19,083,438	$21,163,092	$25,533,987	$30,374,202

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	641,126	647,066	595,705	655,412

Units purchased	24,097	80,925	19,386	75,104

Units sold/transferred	(15,052)	(86,865)	(57,624)	(134,811)

End of period	650,171	641,126	557,467	595,705

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$16,298	$21,231	$(1,889)	$(2,726)

Net realized gain (loss)	329,098	691,499	62,312	227,998

Net change in unrealized appreciation (depreciation) on investments	(1,520,681)	223,879	(429,692)	13,791

Net increase (decrease) in net assets from operations	(1,175,285)	936,609	(369,269)	239,063

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	314,162	201,505	3,581	6,824

Net contractowner transfers	(81,566)	(334,766)	(27,349)	(187,583)

Withdrawals and death benefits (b)	(212,897)	(113,663)	(38,929)	(3)

Net increase (decrease) in net assets resulting from contractowner transactions	19,699	(246,924)	(62,697)	(180,762)

Net increase (decrease) in net assets	(1,155,586)	689,685	(431,966)	58,301

NET ASSETS

Beginning of period	6,310,237	5,620,552	1,186,132	1,127,831

End of period	$5,154,651	$6,310,237	$754,166	$1,186,132

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	133,666	139,676	8,453	9,914

Units purchased	7,462	4,642	32	60

Units sold/transferred	(8,179)	(10,652)	(718)	(1,521)

End of period	132,949	133,666	7,767	8,453

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(16,551)	$(7,699)	$88,432	$49,911

Net realized gain (loss)	1,003,108	2,274,392	353,430	194,440

Net change in unrealized appreciation (depreciation) on investments	(3,044,411)	(54,852)	(412,289)	231,261

Net increase (decrease) in net assets from operations	(2,057,854)	2,211,841	29,573	475,612

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	146,111	375,166	16,232	21,378

Net contractowner transfers	407	(862,827)	260,195	454,829

Withdrawals and death benefits (b)	(523,868)	(542,323)	(35,149)	(193,702)

Net increase (decrease) in net assets resulting from contractowner transactions	(377,350)	(1,029,984)	241,278	282,505

Net increase (decrease) in net assets	(2,435,204)	1,181,857	270,851	758,117

NET ASSETS

Beginning of period	10,388,847	9,206,990	4,062,199	3,304,082

End of period	$7,953,643	$10,388,847	$4,333,050	$4,062,199

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	182,670	204,144	47,193	43,743

Units purchased	2,941	7,854	185	276

Units sold/transferred	(12,268)	(29,328)	2,588	3,174

End of period	173,343	182,670	49,966	47,193

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$107,923	$118,650	$3,593	$2,803

Net realized gain (loss)	8,953,075	1,085,448	327,206	267,236

Net change in unrealized appreciation (depreciation) on investments	(13,987,141)	12,392,899	(803,561)	257,058

Net increase (decrease) in net assets from operations	(4,926,143)	13,596,997	(472,762)	527,097

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	991,205	1,744,034	14,646	47,111

Net contractowner transfers	(3,425,272)	(6,820,825)	(86,180)	(49,234)

Withdrawals and death benefits (b)	(1,811,566)	(1,637,746)	(227,427)	(210,571)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,245,633)	(6,714,537)	(298,961)	(212,694)

Net increase (decrease) in net assets	(9,171,776)	6,882,460	(771,723)	314,403

NET ASSETS

Beginning of period	50,975,144	44,092,684	2,679,856	2,365,453

End of period	$41,803,368	$50,975,144	$1,908,133	$2,679,856

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,227,948	1,409,665	45,784	49,930

Units purchased	25,981	46,750	300	916

Units sold/transferred	(134,606)	(228,467)	(6,134)	(5,062)

End of period	1,119,323	1,227,948	39,950	45,784

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$385,787	$626,857	$1,083,171	$97,204

Net realized gain (loss)	25,492	304,433	70,568	104,039

Net change in unrealized appreciation (depreciation) on investments	(1,137,251)	(24,531)	(1,220,002)	365,802

Net increase (decrease) in net assets from operations	(725,972)	906,759	(66,263)	567,045

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	48,925	53,627	205,184	333,164

Net contractowner transfers	(504,459)	(1,342,896)	411,590	815,285

Withdrawals and death benefits (b)	(208,088)	(68,882)	(50,839)	(87,574)

Net increase (decrease) in net assets resulting from contractowner transactions	(663,622)	(1,358,151)	565,935	1,060,875

Net increase (decrease) in net assets	(1,389,594)	(451,392)	499,672	1,627,920

NET ASSETS

Beginning of period	5,757,005	6,208,397	3,207,060	1,579,140

End of period	$4,367,411	$5,757,005	$3,706,732	$3,207,060

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	225,521	282,257	140,747	92,418

Units purchased	2,041	2,276	7,721	17,797

Units sold/transferred	(34,531)	(59,012)	1,467	30,532

End of period	193,031	225,521	149,935	140,747

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,808,589	$1,822,479	$80,476	$276,240

Net realized gain (loss)	(2,271,749)	80,284	(131,441)	104,704

Net change in unrealized appreciation (depreciation) on investments	(6,726,133)	(3,053,589)	(627,671)	(624,037)

Net increase (decrease) in net assets from operations	(7,189,293)	(1,150,826)	(678,636)	(243,093)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,122,731	1,858,608	259,966	257,923

Net contractowner transfers	1,800,519	4,407,951	189,995	517,739

Withdrawals and death benefits (b)	(1,684,100)	(1,438,582)	(120,650)	(55,615)

Net increase (decrease) in net assets resulting from contractowner transactions	1,239,150	4,827,977	329,311	720,047

Net increase (decrease) in net assets	(5,950,143)	3,677,151	(349,325)	476,954

NET ASSETS

Beginning of period	44,395,949	40,718,798	6,028,777	5,551,823

End of period	$38,445,806	$44,395,949	$5,679,452	$6,028,777

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,305,216	1,164,784	292,412	258,749

Units purchased	38,304	54,602	14,112	12,597

Units sold/transferred	859	85,830	3,019	21,066

End of period	1,344,379	1,305,216	309,543	292,412

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,434,679	$5,522,003	$1,540,423	$1,752,205

Net realized gain (loss)	(108,537)	2,931,249	14,813,782	6,399,781

Net change in unrealized appreciation (depreciation) on investments	(21,543,150)	(2,340,692)	(28,195,749)	12,843,675

Net increase (decrease) in net assets from operations	(14,217,008)	6,112,560	(11,841,544)	20,995,661

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,816,968	3,276,100	1,779,413	3,588,453

Net contractowner transfers	(2,804,793)	6,998,647	(4,312,071)	(6,450,372)

Withdrawals and death benefits (b)	(4,186,981)	(4,157,332)	(4,302,945)	(3,832,795)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,174,806)	6,117,415	(6,835,603)	(6,694,714)

Net increase (decrease) in net assets	(19,391,814)	12,229,975	(18,677,147)	14,300,947

NET ASSETS

Beginning of period	120,385,968	108,155,993	111,693,858	97,392,911

End of period	$100,994,154	$120,385,968	$93,016,711	$111,693,858

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,437,375	5,162,100	1,783,581	1,902,641

Units purchased	88,126	153,709	31,706	63,497

Units sold/transferred	(341,461)	121,566	(151,949)	(182,557)

End of period	5,184,040	5,437,375	1,663,338	1,783,581

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	PVC MidCap Account—Class 1 Sub-Account		PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,737)	$(11,247)	$(66,400)	$(82,236)

Net realized gain (loss)	648,900	1,257,549	1,612,223	1,991,174

Net change in unrealized appreciation (depreciation) on investments	(2,847,715)	743,853	(8,991,762)	2,182,579

Net increase (decrease) in net assets from operations	(2,201,552)	1,990,155	(7,445,939)	4,091,517

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	31,176	28,649	264,335	333,515

Net contractowner transfers	6,510	(548,561)	313,550	(1,089,992)

Withdrawals and death benefits (b)	(112,598)	(239,660)	(797,407)	(940,706)

Net increase (decrease) in net assets resulting from contractowner transactions	(74,912)	(759,572)	(219,522)	(1,697,183)

Net increase (decrease) in net assets	(2,276,464)	1,230,583	(7,665,461)	2,394,334

NET ASSETS

Beginning of period	9,512,542	8,281,959	28,553,011	26,158,677

End of period	$7,236,078	$9,512,542	$20,887,550	$28,553,011

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	104,951	115,256	448,195	476,961

Units purchased	429	355	5,166	5,620

Units sold/transferred	(2,155)	(10,660)	(8,847)	(34,386)

End of period	103,225	104,951	444,514	448,195

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PSF Natural Resources Portfolio—Class II Sub-Account		PSF PGIM Jennison Value Portfolio—Class II Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(6,867)	$(4,853)	$(14,482)	$(15,651)

Net realized gain (loss)	305,539	256,613	231,893	320,984

Net change in unrealized appreciation (depreciation) on investments	188,500	206,516	(1,007,391)	1,814,554

Net increase (decrease) in net assets from operations	487,172	458,276	(789,980)	2,119,887

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	23,919	63,550	33,229	114,260

Net contractowner transfers	813,377	(264,825)	(515,331)	(558,280)

Withdrawals and death benefits (b)	(73,410)	(78,933)	(199,879)	(240,569)

Net increase (decrease) in net assets resulting from contractowner transactions	763,886	(280,208)	(681,981)	(684,589)

Net increase (decrease) in net assets	1,251,058	178,068	(1,471,961)	1,435,298

NET ASSETS

Beginning of period	2,170,647	1,992,579	9,492,820	8,057,522

End of period	$3,421,705	$2,170,647	$8,020,859	$9,492,820

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,162	47,296	143,209	154,521

Units purchased	380	1,286	537	1,866

Units sold/transferred	12,112	(7,420)	(11,683)	(13,178)

End of period	53,654	41,162	132,063	143,209

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,069)	$(3,365)	$15,188	$107,348

Net realized gain (loss)	85,808	294,242	668,041	379,498

Net change in unrealized appreciation (depreciation) on investments	(374,700)	(60,111)	(1,521,730)	1,553,071

Net increase (decrease) in net assets from operations	(290,961)	230,766	(838,501)	2,039,917

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,846	1,648	30,642	102,756

Net contractowner transfers	(340,058)	575,116	(640,888)	395,291

Withdrawals and death benefits (b)	(76,287)	(2,575)	(250,750)	(284,870)

Net increase (decrease) in net assets resulting from contractowner transactions	(411,499)	574,189	(860,996)	213,177

Net increase (decrease) in net assets	(702,460)	804,955	(1,699,497)	2,253,094

NET ASSETS

Beginning of period	1,466,839	661,884	9,375,218	7,122,124

End of period	$764,379	$1,466,839	$7,675,721	$9,375,218

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,062	23,943	352,162	345,773

Units purchased	167	50	1,283	3,933

Units sold/transferred	(13,917)	17,069	(36,242)	2,456

End of period	27,312	41,062	317,203	352,162

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(23,749)	$(27,196)	$895,097	$542,842

Net realized gain (loss)	25,903	1,301,896	(573,651)	666,770

Net change in unrealized appreciation (depreciation) on investments	(1,092,992)	(288,705)	(3,174,642)	(1,361,280)

Net increase (decrease) in net assets from operations	(1,090,838)	985,995	(2,853,196)	(151,668)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	21,908	546,661	1,400,337	2,772,859

Net contractowner transfers	302,936	(790,573)	29,107	5,042,652

Withdrawals and death benefits (b)	(182,699)	(156,254)	(2,546,145)	(2,315,242)

Net increase (decrease) in net assets resulting from contractowner transactions	142,145	(400,166)	(1,116,701)	5,500,269

Net increase (decrease) in net assets	(948,693)	585,829	(3,969,897)	5,348,601

NET ASSETS

Beginning of period	8,262,413	7,676,584	58,154,691	52,806,090

End of period	$7,313,720	$8,262,413	$54,184,794	$58,154,691

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	136,272	142,871	2,070,635	1,877,247

Units purchased	420	10,378	51,827	99,175

Units sold/transferred	1,567	(16,977)	(95,870)	94,213

End of period	138,259	136,272	2,026,592	2,070,635

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Balanced Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$547,340	$161,520	$75,599	$10,907

Net realized gain (loss)	208,712	1,802,894	135,221	107,144

Net change in unrealized appreciation (depreciation) on investments	(6,016,658)	(3,360,799)	(919,980)	271,350

Net increase (decrease) in net assets from operations	(5,260,606)	(1,396,385)	(709,160)	389,401

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,993,067	4,175,085	151,152	359,486

Net contractowner transfers	2,827,347	653,802	52,353	3,353,767

Withdrawals and death benefits (b)	(618,903)	(956,047)	(13,261)	(42,952)

Net increase (decrease) in net assets resulting from contractowner transactions	4,201,511	3,872,840	190,244	3,670,301

Net increase (decrease) in net assets	(1,059,095)	2,476,455	(518,916)	4,059,702

NET ASSETS

Beginning of period	22,945,867	20,469,412	4,801,575	741,873

End of period	$21,886,772	$22,945,867	$4,282,659	$4,801,575

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,106,807	931,382	134,301	24,650

Units purchased	119,568	191,794	4,602	11,128

Units sold/transferred	125,708	(16,369)	1,348	98,523

End of period	1,352,083	1,106,807	140,251	134,301

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Conservative Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$106,263	$103,411	$117,346	$7,882

Net realized gain (loss)	1,689,619	1,637,031	(385,030)	75,471

Net change in unrealized appreciation (depreciation) on investments	(4,999,084)	1,424,247	(480,609)	14,692

Net increase (decrease) in net assets from operations	(3,203,202)	3,164,689	(748,293)	98,045

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	705,248	1,215,085	118,837	584,244

Net contractowner transfers	(652,470)	1,261,851	(64,099)	1,858,986

Withdrawals and death benefits (b)	(446,966)	(178,105)	(290,165)	(43,419)

Net increase (decrease) in net assets resulting from contractowner transactions	(394,188)	2,298,831	(235,427)	2,399,811

Net increase (decrease) in net assets	(3,597,390)	5,463,520	(983,720)	2,497,856

NET ASSETS

Beginning of period	19,992,554	14,529,034	3,340,872	843,016

End of period	$16,395,164	$19,992,554	$2,357,152	$3,340,872

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	309,330	272,397	109,073	29,089

Units purchased	12,582	19,904	4,518	19,698

Units sold/transferred	(21,879)	17,029	(22,819)	60,286

End of period	300,033	309,330	90,772	109,073

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF Global Bond Index Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,672,369	$1,520,077	$43,466	$19,096

Net realized gain (loss)	14,724,053	11,852,307	(76,946)	(6,467)

Net change in unrealized appreciation (depreciation) on investments	(48,847,280)	25,855,076	(225,573)	(33,166)

Net increase (decrease) in net assets from operations	(32,450,858)	39,227,460	(259,053)	(20,537)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,956,980	7,562,334	162,199	835,365

Net contractowner transfers	(1,003,213)	1,003,470	93,722	342,340

Withdrawals and death benefits (b)	(8,750,031)	(2,398,763)	(18,620)	(511,070)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,796,264)	6,167,041	237,301	666,635

Net increase (decrease) in net assets	(39,247,122)	45,394,501	(21,752)	646,098

NET ASSETS

Beginning of period	179,891,179	134,496,678	1,884,372	1,238,274

End of period	$140,644,057	$179,891,179	$1,862,620	$1,884,372

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,713,930	2,602,149	75,230	48,404

Units purchased	55,046	133,002	7,462	33,518

Units sold/transferred	(167,742)	(21,221)	3,086	(6,692)

End of period	2,601,234	2,713,930	85,778	75,230

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-55

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF International Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,478,556	$2,033,689	$38,156	$62

Net realized gain (loss)	(1,224,707)	232,972	(692,477)	248,717

Net change in unrealized appreciation (depreciation) on investments	(6,881,487)	(447,653)	(843,522)	(486,564)

Net increase (decrease) in net assets from operations	(5,627,638)	1,819,008	(1,497,843)	(237,785)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,626,528	3,884,626	234,317	3,333,800

Net contractowner transfers	(873,690)	4,205,234	1,196,148	1,094,842

Withdrawals and death benefits (b)	(2,201,717)	(2,348,185)	(80,028)	(1,547,590)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,448,879)	5,741,675	1,350,437	2,881,052

Net increase (decrease) in net assets	(7,076,517)	7,560,683	(147,406)	2,643,267

NET ASSETS

Beginning of period	57,834,058	50,273,375	4,702,654	2,059,387

End of period	$50,757,541	$57,834,058	$4,555,248	$4,702,654

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,609,811	1,446,661	110,776	47,598

Units purchased	49,493	111,179	8,763	75,280

Units sold/transferred	(94,525)	51,971	34,509	(12,102)

End of period	1,564,779	1,609,811	154,048	110,776

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Moderate Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$683,813	$684,332	$89,694	$22,710

Net realized gain (loss)	11,269,931	10,183,895	(88,835)	126,369

Net change in unrealized appreciation (depreciation) on investments	(31,396,423)	8,717,132	(679,046)	73,513

Net increase (decrease) in net assets from operations	(19,442,679)	19,585,359	(678,187)	222,592

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,383,153	7,699,453	1,990,782	756,851

Net contractowner transfers	(614,644)	(3,167,222)	97,041	1,068,340

Withdrawals and death benefits (b)	(3,055,689)	(3,998,629)	(564,121)	(6,360)

Net increase (decrease) in net assets resulting from contractowner transactions	(287,180)	533,602	1,523,702	1,818,831

Net increase (decrease) in net assets	(19,729,859)	20,118,961	845,515	2,041,423

NET ASSETS

Beginning of period	102,675,097	82,556,136	3,510,090	1,468,667

End of period	$82,945,238	$102,675,097	$4,355,605	$3,510,090

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,787,327	1,782,243	104,091	47,773

Units purchased	69,552	147,561	67,275	23,319

Units sold/transferred	(71,471)	(142,477)	(17,125)	32,999

End of period	1,785,408	1,787,327	154,241	104,091

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-57

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Real Estate Index Portfolio Sub-Account		Vanguard VIF Small Company Growth Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$573,777	$548,256	$(12,878)	$12,468

Net realized gain (loss)	2,289,861	3,227,231	3,479,804	3,169,761

Net change in unrealized appreciation (depreciation) on investments	(14,433,130)	8,665,239	(9,897,222)	44,943

Net increase (decrease) in net assets from operations	(11,569,492)	12,440,726	(6,430,296)	3,227,172

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	967,519	4,888,555	251,222	440,089

Net contractowner transfers	(957,418)	5,429,887	1,752,665	(4,156,324)

Withdrawals and death benefits (b)	(1,309,202)	(5,894,554)	(818,857)	(1,519,475)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,299,101)	4,423,888	1,185,030	(5,235,710)

Net increase (decrease) in net assets	(12,868,593)	16,864,614	(5,245,266)	(2,008,538)

NET ASSETS

Beginning of period	45,268,186	28,403,572	22,559,511	24,568,049

End of period	$32,399,593	$45,268,186	$17,314,245	$22,559,511

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	964,852	847,177	382,974	474,877

Units purchased	24,568	129,764	5,364	7,627

Units sold/transferred	(48,951)	(12,089)	6,853	(99,530)

End of period	940,469	964,852	395,191	382,974

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-58	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account		Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,527,789	$4,349,109	$631,096	$49,035

Net realized gain (loss)	(6,556,491)	4,486,046	(409,043)	426,567

Net change in unrealized appreciation (depreciation) on investments	(37,806,838)	(13,728,438)	(3,916,025)	(126,152)

Net increase (decrease) in net assets from operations	(39,835,540)	(4,893,283)	(3,693,972)	349,450

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	12,138,988	33,863,230	403,374	6,416,406

Net contractowner transfers	960,696	37,516,807	987,231	12,703,539

Withdrawals and death benefits (b)	(15,035,061)	(12,074,849)	(584,509)	(216,604)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,935,377)	59,305,188	806,096	18,903,341

Net increase (decrease) in net assets	(41,770,917)	54,411,905	(2,887,876)	19,252,791

NET ASSETS

Beginning of period	296,786,444	242,374,539	22,548,130	3,295,339

End of period	$255,015,527	$296,786,444	$19,660,254	$22,548,130

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,973,024	7,980,037	600,692	95,004

Units purchased	455,008	1,148,926	12,553	170,774

Units sold/transferred	(516,198)	844,061	12,228	334,914

End of period	9,911,834	9,973,024	625,473	600,692

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-59

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account		VY CBRE Global Real Estate Portfolio— Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$195,498	$51,104	$236,815	$233,892

Net realized gain (loss)	876,751	1,274,520	261,366	106,620

Net change in unrealized appreciation (depreciation) on investments	(5,635,891)	1,459,026	(2,951,038)	2,322,653

Net increase (decrease) in net assets from operations	(4,563,642)	2,784,650	(2,452,857)	2,663,165

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,165,329	7,564,285	103,312	120,102

Net contractowner transfers	1,260,531	8,279,837	(405,484)	(373,539)

Withdrawals and death benefits (b)	(313,000)	(123,526)	(227,132)	(386,680)

Net increase (decrease) in net assets resulting from contractowner transactions	3,112,860	15,720,596	(529,304)	(640,117)

Net increase (decrease) in net assets	(1,450,782)	18,505,246	(2,982,161)	2,023,048

NET ASSETS

Beginning of period	22,822,380	4,317,134	10,046,987	8,023,939

End of period	$21,371,598	$22,822,380	$7,064,826	$10,046,987

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	525,761	124,577	164,710	177,098

Units purchased	58,567	192,202	2,022	2,256

Units sold/transferred	29,732	208,982	(12,326)	(14,644)

End of period	614,060	525,761	154,406	164,710

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-60	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

continued

	Wanger International Sub-Account		Wanger Select Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$71,529	$37,202	$(3,324)	$(6,884)

Net realized gain (loss)	1,453,618	1,085,444	472,551	516,194

Net change in unrealized appreciation (depreciation) on investments	(6,860,104)	1,482,863	(1,298,966)	(361,385)

Net increase (decrease) in net assets from operations	(5,334,957)	2,605,509	(829,739)	147,925

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	126,442	223,226	13,308	14,572

Net contractowner transfers	850,012	(998,372)	103,640	(168,693)

Withdrawals and death benefits (b)	(423,844)	(975,320)	(42,636)	(128,230)

Net increase (decrease) in net assets resulting from contractowner transactions	552,610	(1,750,466)	74,312	(282,351)

Net increase (decrease) in net assets	(4,782,347)	855,043	(755,427)	(134,426)

NET ASSETS

Beginning of period	15,732,900	14,877,857	2,394,976	2,529,402

End of period	$10,950,553	$15,732,900	$1,639,549	$2,394,976

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	158,024	177,891	27,737	31,332

Units purchased	1,757	2,391	204	168

Units sold/transferred	6,283	(22,258)	1,046	(3,763)

End of period	166,064	158,024	28,987	27,737

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-61

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Wanger Acorn Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(10,585)	$17,722	$857,474	$649,002

Net realized gain (loss)	(425,841)	578,697	(502,016)	151,866

Net change in unrealized appreciation (depreciation) on investments	(908,211)	(336,045)	(2,529,254)	(643,437)

Net increase (decrease) in net assets from operations	(1,344,637)	260,374	(2,173,796)	157,431

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	581,161	1,137,584	188,762	320,776

Net contractowner transfers	507,878	(1,114,774)	(338,457)	794,787

Withdrawals and death benefits (b)	(98,595)	(70,187)	(482,424)	(456,587)

Net increase (decrease) in net assets resulting from contractowner transactions	990,444	(47,377)	(632,119)	658,976

Net increase (decrease) in net assets	(354,193)	212,997	(2,805,915)	816,407

NET ASSETS

Beginning of period	3,723,120	3,510,123	15,644,100	14,827,693

End of period	$3,368,927	$3,723,120	$12,838,185	$15,644,100

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,490	26,841	755,070	723,860

Units purchased	5,898	8,274	10,158	15,647

Units sold/transferred	3,725	(8,625)	(44,356)	15,563

End of period	36,113	26,490	720,872	755,070

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-62	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) that invest in non-proprietary funds or TIAA-CREF Life Funds (collectively, the “Funds”). TIAA-CREF Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 Individual Annuity Reserving for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective May 1, 2022, the following funds names changed. VY Clarion Global Real Estate Portfolio-Class I changed to VY CBRE Global Real Estate Portfolio-Class I and Wanger USA changed to Wanger Acorn.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2022, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

B-64	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2022 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$20,626,556	$21,064,161

TIAA-CREF Life Core Bond	41,495,804	42,548,627

TIAA-CREF Life Growth Equity	29,495,141	22,105,043

TIAA-CREF Life Growth & Income	35,673,545	34,206,875

TIAA-CREF Life International Equity	26,461,195	19,985,639

TIAA-CREF Life Large-Cap Value	23,225,723	26,354,493

TIAA-CREF Life Money Market	112,393,412	89,160,508

TIAA-CREF Life Real Estate Securities	24,220,509	22,120,971

TIAA-CREF Life Small-Cap Equity	16,950,048	13,233,467

TIAA-CREF Life Social Choice Equity	24,385,888	21,233,263

TIAA-CREF Life Stock Index	107,016,581	112,733,564

Calamos Growth and Income Portfolio	464,777	241,943

ClearBridge Variable Aggressive Growth Portfolio—Class I	12,247,490	7,862,534

ClearBridge Variable Small Cap Growth Portfolio—Class I	2,610,110	2,533,321

Credit Suisse Trust—Commodity Return Strategy Portfolio	1,537,471	1,064,796

Delaware VIP International Series—Standard Class	16,508,501	11,738,792

Delaware VIP Small Cap Value Series—Standard Class	11,112,251	11,273,720

DFA VA Equity Allocation Portfolio	3,638,834	4,114,425

DFA VA Global Bond Portfolio	11,655,601	13,783,197

DFA VA Global Moderate Allocation Portfolio	15,383,096	16,336,117

DFA VA International Small Portfolio	15,046,010	12,332,321

DFA VA International Value Portfolio	27,521,902	27,792,488

DFA VA Short-Term Fixed Portfolio	18,293,281	22,853,913

DFA VA US Large Value Portfolio	20,487,361	21,599,765

DFA VA US Targeted Value Portfolio	17,602,287	18,473,355

Franklin Income VIP Fund—Class 1	2,840,851	3,446,615

Franklin Mutual Shares VIP Fund—Class 1	538,554	346,363

Franklin Small—Mid Cap Growth VIP Fund—Class 1	7,901,556	4,272,660

Janus Henderson Forty Portfolio—Institutional Shares	6,411,046	6,869,191

Janus Henderson Overseas Portfolio—Institutional Shares	91,747	107,793

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	3,408,809	3,061,335

John Hancock Emerging Markets Value Trust	14,554,129	12,568,828

LVIP Delaware Diversified Income Fund—Standard Class	21,256,454	19,421,225

Matson Money Fixed Income VI Portfolio	11,143,260	13,230,874

Matson Money International Equity VI Portfolio	7,738,465	7,111,111

Matson Money U.S. Equity VI Portfolio	12,026,167	11,401,465

MFS Global Equity Series—Initial Class	3,179,531	2,572,748

MFS Growth Series—Initial Class	529,420	492,425

MFS Massachusetts Investors Growth Stock Portfolio	4,634,976	3,859,142

MFS Utilities Series—Initial Class	2,578,653	2,090,983

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	18,485,194	16,176,440

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	686,053	792,503

PIMCO VIT All Asset Portfolio—Institutional Class	2,842,586	2,675,352

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	6,540,637	4,891,532

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	12,791,479	9,743,740

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1,793,190	1,300,902

PIMCO VIT Real Return Portfolio—Institutional Class	31,049,719	28,789,846

PVC Equity Income Account—Class 1	34,132,888	28,717,715

PVC MidCap Account—Class 1	3,269,939	2,545,008

PSF PGIM Jennison Focused Blend Portfolio—Class II	5,204,437	5,490,360

PSF Natural Resources Portfolio—Class II	2,503,728	1,746,710

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

PSF PGIM Jennison Value Portfolio—Class II	$333,192	$1,029,655

Royce Capital Fund Micro-Cap Portfolio—Investment Class	842,360	1,008,170

Royce Capital Fund Small-Cap Portfolio—Investment Class	1,742,247	2,450,180

T. Rowe Price® Health Sciences Portfolio I	4,284,255	4,050,357

T. Rowe Price® Limited-Term Bond Portfolio	18,377,251	18,512,908

Templeton Developing Markets VIP Fund—Class 1	12,575,316	6,255,810

Vanguard VIF Balanced Portfolio	2,885,281	2,180,347

Vanguard VIF Capital Growth Portfolio	10,798,884	9,425,713

Vanguard VIF Conservative Allocation Portfolio	3,280,806	3,173,734

Vanguard VIF Equity Index	31,837,090	30,049,724

Vanguard VIF Global Bond Index Portfolio	1,294,525	996,035

Vanguard VIF High Yield Bond Portfolio	13,452,696	12,423,020

Vanguard VIF International Portfolio	4,803,582	2,650,392

Vanguard VIF Mid-Cap Index Portfolio	36,939,480	27,252,218

Vanguard VIF Moderate Allocation Portfolio	4,410,545	2,603,634

Vanguard VIF Real Estate Index Portfolio	11,315,105	10,484,067

Vanguard VIF Small Company Growth Portfolio	19,458,077	13,107,838

Vanguard VIF Total Bond Market Index Portfolio	81,829,564	77,309,303

Vanguard VIF Total International Stock Market Index Portfolio	8,614,162	6,455,323

Vanguard VIF Total Stock Market Index Portfolio	12,727,437	8,041,968

VY CBRE Global Real Estate Portfolio—Class I	3,273,367	3,162,499

Wanger International	6,678,155	4,000,570

Wanger Select	2,121,979	1,198,876

Wanger Acorn	4,328,070	2,196,251

Western Asset Variable Global High Yield Bond Portfolio—Class I	3,940,820	3,715,466

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2022	1,598	$43.25 to $44.99	$35.86 to $37.49	$58,561	2.57%	0.10% to 0.60%	(17.09)% to (16.67)%
2021	1,716	$39.64 to $41.02	$43.25 to $44.99	$75,690	1.79%	0.10% to 0.60%	9.13% to 9.67%
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%

TIAA-CREF Life Core Bond Sub-Account
2022	3,673	$46.01 to $49.36	$39.69 to $42.80	$152,013	2.20%	0.10% to 0.60%	(13.73)% to (13.30)%
2021	3,803	$46.75 to $49.90	$46.01 to $49.36	$181,621	2.36%	0.10% to 0.60%	(1.58)% to (1.08)%
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%
2018	3,791	$40.63 to $42.09	$40.07 to $42.35	$155,292	2.59%	0.10% to 0.60%	(1.38)% to 1.08%

TIAA-CREF Life Growth Equity Sub-Account
2022	1,380	$90.63 to $97.27	$60.43 to $65.18	$94,184	0.00%	0.10% to 0.60%	(33.32)% to (32.99)%
2021	1,448	$78.49 to $83.82	$90.63 to $97.27	$146,562	0.28%	0.10% to 0.60%	15.47% to 16.05%
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%
2018	1,830	$42.55 to $44.09	$42.21 to $44.63	$82,867	0.34%	0.10% to 0.60%	(6.95)% to (0.46)%

TIAA-CREF Life Growth & Income Sub-Account
2022	1,177	$122.06 to $130.96	$94.35 to $101.74	$130,126	0.74%	0.10% to 0.60%	(22.70)% to (22.32)%
2021	1,306	$98.10 to $104.73	$122.06 to $130.96	$186,576	0.90%	0.10% to 0.60%	24.42% to 25.05%
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%
2018	1,617	$68.72 to $71.19	$63.36 to $66.97	$115,416	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%

B-66	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life International Equity Sub-Account
2022	2,613	$42.32 to $45.41	$35.04 to $37.78	$98,856	3.18%	0.10% to 0.60%	(17.20)% to (16.79)%
2021	2,517	$38.41 to $41.00	$42.32 to $45.41	$114,705	1.18%	0.10% to 0.60%	10.18% to 10.73%
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%
2018	2,392	$36.05 to $37.34	$27.39 to $28.94	$69,147	1.03%	0.10% to 0.60%	(24.65)% to (23.77)%

TIAA-CREF Life Large-Cap Value Sub-Account
2022	483	$130.23 to $139.72	$120.26 to $129.67	$66,549	1.27%	0.10% to 0.60%	(7.65)% to (7.19)%
2021	540	$103.28 to $110.25	$130.23 to $139.72	$79,163	1.49%	0.10% to 0.60%	26.09% to 26.72%
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%
2018	651	$91.51 to $94.79	$78.11 to $82.55	$54,419	1.39%	0.10% to 0.60%	(14.65)% to (12.52)%

TIAA-CREF Life Money Market Sub-Account
2022	8,794	$11.36 to $12.20	$11.46 to $12.37	$105,244	1.54%	0.10% to 0.60%	0.86% to 1.36%
2021	6,947	$11.43 to $12.21	$11.36 to $12.20	$82,011	0%	0.10% to 0.60%	(0.60)% to (0.10)%
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	7,021	$11.16 to $11.57	$11.29 to $11.94	$81,218	1.71%	0.10% to 0.60%	1.07% to 1.46%

TIAA-CREF Life Real Estate Securities Sub-Account
2022	441	$182.49 to $195.79	$129.47 to $139.60	$64,943	1.51%	0.10% to 0.60%	(29.05)% to (28.70)%
2021	483	$131.58 to $140.46	$182.49 to $195.79	$98,462	1.64%	0.10% to 0.60%	38.69% to 39.39%
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%
2018	587	$105.18 to $108.95	$100.12 to $105.82	$62,735	1.98%	0.10% to 0.60%	(4.80)% to 2.42%

TIAA-CREF Life Small-Cap Equity Sub-Account
2022	313	$173.62 to $186.27	$145.62 to $157.01	$51,364	0.48%	0.10% to 0.60%	(16.13)% to (15.71)%
2021	347	$140.01 to $149.46	$173.62 to $186.27	$67,160	0.51%	0.10% to 0.60%	24.01% to 24.63%
2020	350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%
2019	355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%
2018	388	$116.14 to $120.30	$101.53 to $107.31	$42,482	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%

TIAA-CREF Life Social Choice Equity Sub-Account
2022	681	$117.15 to $125.68	$95.68 to $103.17	$73,492	1.23%	0.10% to 0.60%	(18.32)% to (17.91)%
2021	748	$93.27 to $99.57	$117.15 to $125.68	$97,583	1.17%	0.10% to 0.60%	25.60% to 26.23%
2020	760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%
2019	815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018	835	$63.53 to $65.80	$59.64 to $63.04	$53,603	1.64%	0.10% to 0.60%	(6.11)% to (3.87)%

TIAA-CREF Life Stock Index Sub-Account
2022	3,995	$145.43 to $156.05	$116.83 to $125.99	$522,030	1.33%	0.10% to 0.60%	(19.67)% to (19.26)%
2021	4,137	$116.46 to $124.34	$145.43 to $156.05	$675,674	1.35%	0.10% to 0.60%	24.88% to 25.50%
2020	4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%
2019	4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%
2018	4,565	$79.24 to $82.09	$74.61 to $78.87	$371,932	1.62%	0.10% to 0.60%	(5.88)% to (5.37)%

Calamos Growth and Income Portfolio Sub-Account
2022	106	$44.59 to $47.84	$38.10 to $38.68	$4,062	0.69%	0.10% to 0.20%	(19.23)% to (19.15)%
2021	110	$36.95 to $39.44	$44.59 to $47.84	$5,212	0.37%	0.10% to 0.59%	20.67% to 21.28%
2020	113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%
2019	127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018	142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2022		622	$56.45 to $60.57	$41.29 to $44.53	$26,625	0.46%	0.10% to 0.60%	(26.85)% to (26.49)%
2021		610	$51.49 to $54.97	$56.45 to $60.57	$35,628	0.16%	0.10% to 0.60%	9.64% to 10.19%
2020		657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018		723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2022		94	$76.89 to $82.50	$54.39 to $58.64	$5,352	0.00%	0.10% to 0.60%	(29.27)% to (28.92)%
2021		95	$68.69 to $73.33	$76.89 to $82.50	$7,604	0.00%	0.10% to 0.60%	11.94% to 12.50%
2020		85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018		131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2022		42	$20.24 to $21.09	$23.35 to $24.44	$999	13.80%	0.10% to 0.60%	2.64% to 15.91%
2021		27	$15.92 to $16.50	$20.24 to $21.09	$561	5.83%	0.10% to 0.60%	(4.92)% to 27.77%
2020		13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018		8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%

Delaware VIP International Series—Standard Class Sub-Account
2022		2,610	$18.52 to $19.86	$15.21 to $16.41	$41,321	1.48%	0.10% to 0.60%	(17.83)% to (17.42)%
2021		2,554	$17.35 to $18.28	$18.52 to $19.86	$49,043	0.96%	0.10% to 0.60%	6.23% to 6.76%
2020	(x)	2,616	$17.35 to $18.28	$17.43 to $18.61	$47,083	0.00%	0.12% to 0.71%	1.19% to 1.21%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2022		340	$99.37 to $106.61	$86.84 to $93.63	$30,836	0.83%	0.10% to 0.60%	(12.61)% to (12.18)%
2021		368	$74.37 to $79.39	$99.37 to $106.61	$37,969	0.85%	0.10% to 0.60%	33.61% to 34.28%
2020		414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018		382	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%

DFA VA Equity Allocation Portfolio Sub-Account
2022		291	$42.35 to $43.31	$36.34 to $37.35	$10,751	1.74%	0.10% to 0.60%	(14.20)% to (13.77)%
2021		315	$34.26 to $34.86	$42.35 to $43.31	$13,516	1.34%	0.10% to 0.60%	8.04% to 24.25%
2020		875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%

DFA VA Global Bond Portfolio Sub-Account
2022		1,999	$27.93 to $29.31	$26.00 to $27.42	$53,594	1.57%	0.10% to 0.60%	(6.89)% to (6.43)%
2021		2,102	$28.39 to $29.65	$27.93 to $29.31	$60,366	0.72%	0.10% to 0.60%	(1.63)% to (1.14)%
2020		2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%
2019		2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018		1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2022		987	$43.14 to $44.93	$38.18 to $39.97	$38,556	1.44%	0.10% to 0.60%	(11.49)% to (11.05)%
2021		1,034	$38.00 to $39.38	$43.14 to $44.93	$45,573	1.50%	0.10% to 0.60%	13.52% to 14.09%
2020		1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%
2019		1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018		1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%

B-68	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA International Small Portfolio Sub-Account
2022	994	$54.04 to $56.72	$44.24 to $46.66	$45,208	2.61%	0.10% to 0.60%	(18.14)% to (17.73)%
2021	972	$47.46 to $49.56	$54.04 to $56.72	$53,870	2.56%	0.10% to 0.60%	13.88% to 14.45%
2020	1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%
2019	1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018	1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%

DFA VA International Value Portfolio Sub-Account
2022	2,291	$41.22 to $43.26	$39.56 to $41.72	$93,246	3.89%	0.10% to 0.60%	(4.03)% to (3.55)%
2021	2,398	$35.11 to $36.66	$41.22 to $43.26	$101,463	3.98%	0.10% to 0.60%	17.41% to 18.00%
2020	2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%
2019	2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018	1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%

DFA VA Short-Term Fixed Portfolio Sub-Account
2022	3,027	$25.38 to $26.64	$24.94 to $26.31	$77,670	1.27%	0.10% to 0.60%	(1.75)% to (1.25)%
2021	3,235	$25.58 to $26.72	$25.38 to $26.64	$84,242	0.01%	0.10% to 0.60%	(0.79)% to (0.29)%
2020	3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%
2019	2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018	2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%

DFA VA US Large Value Portfolio Sub-Account
2022	919	$74.81 to $78.51	$70.73 to $74.61	$66,871	2.19%	0.10% to 0.60%	(5.45)% to (4.97)%
2021	962	$59.24 to $61.86	$74.81 to $78.51	$73,868	1.76%	0.10% to 0.60%	26.28% to 26.91%
2020	970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%
2019	929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018	942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%

DFA VA US Targeted Value Portfolio Sub-Account
2022	596	$76.33 to $80.10	$72.67 to $76.65	$44,643	1.28%	0.10% to 0.60%	(4.79)% to (4.31)%
2021	659	$54.97 to $57.41	$76.33 to $80.10	$51,711	1.49%	0.10% to 0.60%	38.85% to 39.54%
2020	634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10% to 0.60%	3.36% to 3.88%
2019	595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%
2018	527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10% to 0.60%	(22.68)% to (15.20)%

Franklin Income VIP Fund—Class 1 Sub-Account
2022	232	$37.65 to $40.39	$35.47 to $38.24	$8,711	5.37%	0.10% to 0.60%	(5.80)% to (5.33)%
2021	272	$32.37 to $34.56	$37.65 to $40.39	$10,752	4.67%	0.10% to 0.60%	16.31% to 16.89%
2020	272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10% to 0.60%	0.37% to 0.87%
2019	302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%
2018	310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10% to 0.60%	(4.67)% to (3.11)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2022	56	$40.15 to $43.08	$37.06 to $39.96	$2,180	2.10%	0.10% to 0.60%	(7.71)% to (7.25)%
2021	58	$33.80 to $36.08	$40.15 to $43.08	$2,464	3.21%	0.10% to 0.60%	18.81% to 19.40%
2020	57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%
2019	59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018	61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2022	169	$96.01 to $103.01	$63.45 to $68.41	$11,180	0.00%	0.10% to 0.60%	(33.92)% to (33.59)%
2021	153	$87.61 to $93.52	$96.01 to $103.01	$15,280	0.00%	0.10% to 0.60%	9.59% to 10.14%
2020	186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%
2019	170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018	138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2022		73	$195.83 to $210.09	$129.34 to $139.46	$10,053	0.18%	0.10% to 0.60%	(33.95)% to (33.62)%
2021		88	$160.30 to $171.12	$195.83 to $210.09	$18,168	0.00%	0.10% to 0.60%	22.16% to 22.77%
2020		102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018		93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2022		22	$80.60 to $86.48	$77.19 to $78.96	$1,694	1.76%	0.10% to 0.25%	(8.83)% to (8.70)%
2021		22	$71.39 to $76.21	$80.60 to $86.48	$1,907	1.12%	0.10% to 0.50%	13.01% to 13.47%
2020		26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018		27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2022		189	$45.13 to $48.42	$42.37 to $45.68	$8,567	1.31%	0.10% to 0.60%	(6.12)% to (5.65)%
2021		200	$37.92 to $40.48	$45.13 to $48.42	$9,531	0.44%	0.10% to 0.60%	19.01% to 19.61%
2020		214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018		238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%

John Hancock Emerging Markets Value Trust Sub-Account
2022		1,349	$34.18 to $35.41	$30.03 to $31.26	$41,296	3.76%	0.10% to 0.60%	(12.16)% to (11.72)%
2021		1,325	$30.91 to $31.86	$34.18 to $35.41	$46,070	2.41%	0.10% to 0.60%	10.58% to 11.14%
2020		1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018		997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2022		3,647	$18.62 to $19.98	$15.94 to $17.19	$61,020	3.32%	0.10% to 0.60%	(14.37)% to (13.94)%
2021	(af)	3,675	$18.57 to $19.85	$18.62 to $19.98	$71,417	2.76%	0.10% to 0.60%	0.30% to 0.63%

Matson Money Fixed Income VI Portfolio Sub-Account
2022		1,088	$25.93 to $26.76	$23.96 to $24.82	$26,593	1.15%	0.20% to 0.60%	(7.60)% to (7.23)%
2021		1,178	$26.44 to $27.17	$25.93 to $26.76	$31,137	0.31%	0.20% to 0.60%	(1.93)% to (1.54)%
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%

Matson Money International Equity VI Portfolio Sub-Account
2022		650	$32.38 to $33.68	$28.74 to $30.05	$19,083	2.18%	0.10% to 0.60%	(11.22)% to (4.02)%
2021		641	$28.49 to $29.49	$32.38 to $33.68	$21,163	3.07%	0.10% to 0.60%	13.62% to 14.19%
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2022		557	$49.99 to $51.99	$44.83 to $46.86	$25,534	0.77%	0.10% to 0.60%	(10.31)% to (9.86)%
2021		596	$38.31 to $39.24	$49.99 to $51.99	$30,374	0.94%	0.10% to 0.60%	7.47% to 30.93%
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	1.95% to 2.46%
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%

B-70	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

MFS Global Equity Series—Initial Class Sub-Account
2022		133	$44.95 to $48.23	$36.76 to $39.64	$5,155	0.55%	0.10% to 0.60%	(18.22)% to (17.81)%
2021		134	$38.58 to $41.19	$44.95 to $48.23	$6,310	0.62%	0.10% to 0.60%	16.51% to 17.09%
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%

MFS Growth Series—Initial Class Sub-Account
2022		8	$133.30 to $143.01	$90.58 to $97.67	$754	0.00%	0.10% to 0.59%	(32.04)% to (31.70)%
2021		8	$108.55 to $115.88	$133.30 to $143.01	$1,186	0.00%	0.10% to 0.60%	22.79% to 23.41%
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2022		173	$54.51 to $58.48	$43.75 to $47.17	$7,954	0.11%	0.10% to 0.60%	(19.74)% to (19.34)%
2021		183	$43.53 to $46.47	$54.51 to $58.48	$10,389	0.23%	0.10% to 0.60%	25.22% to 25.85%
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%

MFS Utilities Series—Initial Class Sub-Account
2022		50	$82.39 to $88.39	$82.51 to $88.97	$4,333	2.45%	0.10% to 0.60%	0.15% to 0.65%
2021		47	$72.65 to $77.55	$82.39 to $88.39	$4,062	1.72%	0.10% to 0.60%	13.41% to 13.98%
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45	$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Sub-Account
2022		1,119	$40.05 to $42.97	$35.93 to $38.74	$41,803	0.59%	0.10% to 0.60%	(10.29)% to (9.84)%
2021		1,228	$30.34 to $32.39	$40.05 to $42.97	$50,975	0.59%	0.10% to 0.60%	32.00% to 32.66%
2020		1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182	$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2022		40	$55.79 to $59.85	$45.22 to $48.76	$1,908	0.42%	0.10% to 0.60%	(18.94)% to (18.53)%
2021		46	$45.45 to $48.52	$55.79 to $59.85	$2,680	0.38%	0.10% to 0.60%	22.74% to 23.35%
2020		50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2022		193	$24.26 to $26.02	$21.30 to $22.97	$4,367	7.71%	0.10% to 0.60%	(12.18)% to (11.75)%
2021		226	$20.96 to $22.38	$24.26 to $26.02	$5,757	10.93%	0.10% to 0.60%	15.72% to 16.30%
2020		282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%
2019		239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018		239	$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2022		150	$22.26 to $23.19	$24.07 to $25.20	$3,707	22.74%	0.10% to 0.60%	8.14% to 8.68%
2021		141	$16.78 to $17.39	$22.26 to $23.19	$3,207	4.50%	0.10% to 0.60%	32.67% to 33.34%
2020		92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%
2019		93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018		117	$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-71

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2022	1,344	$33.34 to $34.73	$27.98 to $29.29	$38,446	4.97%	0.10% to 0.60%	(16.09)% to (15.67)%
2021	1,305	$34.38 to $35.63	$33.34 to $34.73	$44,396	4.63%	0.10% to 0.60%	(3.00)% to (2.51)%
2020	1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%
2019	1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018	1,196	$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2022	310	$19.55 to $20.97	$17.32 to $18.67	$5,679	1.64%	0.10% to 0.60%	(11.40)% to (10.96)%
2021	292	$20.49 to $21.87	$19.55 to $20.97	$6,029	5.16%	0.10% to 0.60%	(4.59)% to (4.11)%
2020	259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2022	5,184	$21.29 to $22.85	$18.68 to $20.14	$100,994	7.14%	0.10% to 0.60%	(12.30)% to (11.86)%
2021	5,437	$20.26 to $21.63	$21.29 to $22.85	$120,386	5.14%	0.10% to 0.60%	5.11% to 5.64%
2020	5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%

PVC Equity Income Account—Class 1 Sub-Account
2022	1,663	$60.20 to $64.58	$53.56 to $57.75	$93,017	1.90%	0.10% to 0.60%	(11.03)% to (10.59)%
2021	1,784	$49.45 to $52.79	$60.20 to $64.58	$111,694	1.98%	0.10% to 0.60%	21.73% to 22.34%
2020	1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%

PVC MidCap Account—Class 1 Sub-Account
2022	103	$86.12 to $92.39	$65.93 to $71.09	$7,236	0.19%	0.10% to 0.60%	(23.44)% to (23.05)%
2021	105	$69.02 to $73.68	$86.12 to $92.39	$9,513	0.13%	0.10% to 0.60%	24.78% to 25.40%
2020	115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%

PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
2022	445	$61.01 to $65.45	$44.85 to $48.36	$20,888	0.00%	0.10% to 0.60%	(26.48)% to (26.11)%
2021	448	$52.75 to $56.32	$61.01 to $65.45	$28,553	0.00%	0.10% to 0.60%	15.65% to 16.23%
2020	477	$40.69 to $43.23	$52.75 to $56.32	$26,159	0.00%	0.10% to 0.60%	29.63% to 30.28%
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%

PSF Natural Resources Portfolio—Class II Sub-Account
2022	54	$49.84 to $53.48	$60.22 to $64.93	$3,422	0.00%	0.10% to 0.60%	20.82% to 21.42%
2021	41	$40.10 to $42.81	$49.84 to $53.48	$2,171	0.00%	0.10% to 0.60%	24.28% to 24.90%
2020	47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%
2019	42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018	46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2022	132	$62.42 to $66.97	$56.93 to $61.38	$8,021	0.00%	0.10% to 0.60%	(8.80)% to (8.35)%
2021	143	$49.34 to $52.67	$62.42 to $66.97	$9,493	0.00%	0.10% to 0.60%	26.52% to 27.16%
2020	155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%
2019	155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018	133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%

B-72	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2022		27	$34.12 to $36.61	$26.31 to $28.37	$764	0.00%	0.10% to 0.60%	(22.90)% to (22.51)%
2021		41	$26.41 to $28.19	$34.12 to $36.61	$1,467	0.00%	0.10% to 0.60%	29.20% to 29.85%
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018		57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2022		317	$25.21 to $27.05	$22.75 to $24.53	$7,676	0.39%	0.10% to 0.60%	(9.74)% to (9.29)%
2021		352	$19.69 to $21.02	$25.21 to $27.05	$9,375	1.43%	0.10% to 0.60%	28.05% to 28.69%
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2022		138	$59.48 to $61.62	$51.75 to $53.88	$7,314	0.00%	0.10% to 0.60%	(13.00)% to (12.56)%
2021		136	$52.91 to $54.53	$59.48 to $61.62	$8,262	0.00%	0.10% to 0.60%	12.43% to 12.99%
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2022		2,027	$27.42 to $28.80	$26.03 to $27.47	$54,185	1.94%	0.10% to 0.60%	(5.09)% to (4.61)%
2021		2,071	$27.55 to $28.79	$27.42 to $28.80	$58,155	1.33%	0.10% to 0.60%	(0.47)% to 0.03%
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2022		1,352	$19.94 to $21.39	$15.52 to $16.73	$21,887	2.94%	0.10% to 0.60%	(22.17)% to (21.78)%
2021		1,107	$21.23 to $22.66	$19.94 to $21.39	$22,946	1.05%	0.10% to 0.60%	(6.07)% to (5.60)%
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%

Vanguard VIF Balanced Portfolio Sub-Account
2022		140	$35.55 to $35.85	$30.28 to $30.69	$4,283	2.02%	0.10% to 0.60%	(14.81)% to (14.39)%
2021		134	$25.95 to $27.58	$35.55 to $35.85	$4,802	0.71%	0.10% to 0.60%	2.83% to 19.06%
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0.00%	0.11% to 0.51%	9.44% to 15.20%

Vanguard VIF Capital Growth Portfolio Sub-Account
2022		300	$63.22 to $65.49	$53.11 to $55.29	$16,395	0.89%	0.10% to 0.60%	(15.99)% to (15.57)%
2021		309	$52.33 to $53.93	$63.22 to $65.49	$19,993	0.88%	0.10% to 0.60%	20.81% to 21.42%
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2022		91	$30.47 to $30.73	$25.78 to $26.12	$2,357	3.46%	0.10% to 0.60%	(15.40)% to (14.98)%
2021		109	$28.92 to $29.02	$30.47 to $30.73	$3,341	0.62%	0.10% to 0.56%	4.34% to 5.88%
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

Vanguard VIF Equity Index Portfolio Sub-Account
2022		2,601	$64.71 to $67.04	$52.60 to $54.76	$140,644	1.35%	0.10% to 0.60%	(18.72)% to (18.31)%
2021		2,714	$50.64 to $52.20	$64.71 to $67.04	$179,891	1.22%	0.10% to 0.60%	27.78% to 28.42%
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208	$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-73

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Global Bond Index Portfolio Sub-Account
2022		86	$24.95 to $25.12	$21.57 to $21.80	$1,863	2.63%	0.10% to 0.50%	(13.56)% to (13.21)%
2021		75	$25.54 to $25.61	$24.95 to $25.12	$1,884	1.34%	0.10% to 0.50%	(2.33)% to (1.94)%
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2022		1,565	$35.29 to $36.56	$31.80 to $33.10	$50,758	5.06%	0.10% to 0.60%	(9.90)% to (9.45)%
2021		1,610	$34.25 to $35.30	$35.29 to $36.56	$57,834	4.03%	0.10% to 0.60%	3.06% to 3.57%
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380	$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%

Vanguard VIF International Portfolio Sub-Account
2022		154	$42.25 to $42.61	$29.35 to $29.74	$4,555	1.24%	0.10% to 0.60%	(30.54)% to (30.19)%
2021		111	$43.17 to $43.32	$42.25 to $42.61	$4,703	0.27%	0.10% to 0.60%	(2.13)% to (1.64)%
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0.00%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2022		1,785	$56.38 to $58.41	$45.50 to $47.37	$82,945	1.12%	0.10% to 0.60%	(19.31)% to (18.90)%
2021		1,787	$45.61 to $47.01	$56.38 to $58.41	$102,675	1.07%	0.10% to 0.60%	23.61% to 24.23%
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%
2019		1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018		1,486	$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2022		154	$33.60 to $33.88	$28.08 to $28.46	$4,356	2.58%	0.10% to 0.60%	(16.43)% to (16.01)%
2021		104	$30.71 to $30.81	$33.60 to $33.88	$3,510	1.21%	0.10% to 0.60%	9.42% to 9.96%
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2022		940	$45.98 to $47.63	$33.69 to $35.07	$32,400	1.90%	0.10% to 0.60%	(26.74)% to (26.37)%
2021		965	$32.99 to $34.00	$45.98 to $47.63	$45,268	1.79%	0.10% to 0.60%	39.37% to 40.07%
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%
2019		793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018		796	$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2022		395	$57.74 to $59.82	$42.85 to $44.61	$17,314	0.25%	0.10% to 0.60%	(25.80)% to (25.43)%
2021		383	$50.86 to $52.42	$57.74 to $59.82	$22,560	0.36%	0.10% to 0.60%	13.53% to 14.10%
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%
2019		476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018		471	$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2022		9,912	$29.21 to $30.26	$25.20 to $26.23	$255,016	2.04%	0.10% to 0.60%	(13.73)% to (13.30)%
2021		9,973	$29.90 to $30.82	$29.21 to $30.26	$296,786	1.94%	0.10% to 0.60%	(2.30)% to (1.82)%
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%
2019		6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018		4,725	$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2022		625	$37.41 to $37.66	$31.18 to $31.59	$19,660	3.44%	0.10% to 0.70%	(16.43)% to 12.65%
2021		601	$34.64 to $34.73	$37.41 to $37.66	$22,548	0.66%	0.10% to 0.50%	7.99% to 8.42%
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

B-74	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2022		614	$43.19 to $43.56	$34.52 to $34.99	$21,372	1.26%	0.10% to 0.60%	(20.07)% to (19.67)%
2021		526	$34.59 to $34.70	$43.19 to $43.56	$22,822	0.67%	0.10% to 0.60%	11.74% to 25.51%
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

VY CBRE Global Real Estate Portfolio—Class I Sub-Account
2022		154	$58.93 to $62.47	$43.97 to $46.84	$7,065	3.27%	0.10% to 0.60%	(25.40)% to (25.02)%
2021		165	$44.09 to $46.51	$58.93 to $62.47	$10,047	2.89%	0.10% to 0.60%	33.66% to 34.33%
2020		177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%
2019		177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018		192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%

Wanger International Sub-Account
2022		166	$95.37 to $102.32	$62.71 to $67.62	$10,951	0.91%	0.10% to 0.60%	(34.24)% to (33.91)%
2021		158	$80.75 to $86.21	$95.37 to $102.32	$15,733	0.55%	0.10% to 0.60%	18.10% to 18.69%
2020		178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%
2019		183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018		191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%

Wanger Select Sub-Account
2022		29	$81.78 to $87.74	$52.98 to $57.12	$1,640	0.00%	0.10% to 0.60%	(35.22)% to (2.55)%
2021		28	$77.74 to $82.99	$81.78 to $87.74	$2,395	0.00%	0.10% to 0.60%	5.20% to 5.73%
2020		31	$61.75 to $65.59	$77.74 to $82.99	$2,529	0.79%	0.10% to 0.60%	25.90% to 26.53%
2019		33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018		48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%

Wanger Acorn Sub-Account
2022		36	$135.18 to $145.03	$89.41 to $96.40	$3,369	0.00%	0.10% to 0.60%	(33.86)% to (33.53)%
2021		26	$124.88 to $133.31	$135.18 to $145.03	$3,723	0.83%	0.10% to 0.60%	8.25% to 8.79%
2020		27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%
2019		25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018		26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2022		721	$19.91 to $21.36	$17.08 to $18.41	$12,838	6.63%	0.10% to 0.60%	(14.24)% to (13.81)%
2021		755	$19.77 to $21.11	$19.91 to $21.36	$15,644	4.49%	0.10% to 0.60%	0.72% to 1.22%
2020		724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%
2019		756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018		830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2022. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2022.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub- Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(w)	Sub-account commenced operations on April 30, 2019.
(x)	Sub-account commenced operations on December 11, 2020.
(y)	Sub-account commenced operations on June 3, 2020.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-75

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.
(af)	Sub-account commenced operations on April 30, 2021.

Note 6—subsequent events

Effective April 21, 2023, Wanger Select merged with Wanger Acorn.

B-76	Statement of Additional Information ∎ Single Premium Immediate Annuities

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-77

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

B-78	Statement of Additional Information ∎ Single Premium Immediate Annuities

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 9, 2023

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-79

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2022	2021

ADMITTED ASSETS

Bonds	$13,355,205	$12,437,853

Preferred stocks	9,376	10,022

Cash, cash equivalents and short-term investments	97,648	165,900

Contract loans	48,211	44,839

Other invested assets	4,690	10,552

Total cash and invested assets	13,515,130	12,669,166

Investment income due and accrued	100,958	90,401

Net deferred federal income tax asset	16,300	17,414

Reinsurance amounts receivable	8,529	13,498

Other assets	25,345	29,087

Separate account assets	3,966,298	4,806,546

Total admitted assets	$17,632,560	$17,626,112

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$12,610,944	$11,833,612

Asset valuation reserve	77,801	64,958

Interest maintenance reserve	46,736	39,155

Federal income tax payable to TIAA	5,033	5,990

Other amounts payable on reinsurance	7,630	8,603

Other liabilities	32,524	37,015

Separate account liabilities	3,954,476	4,795,122

Total liabilities	16,735,144	16,784,455

Capital and Surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	117,416	61,657

Total capital and surplus	897,416	841,657

Total liabilities, capital and surplus	$17,632,560	$17,626,112

B-80	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

REVENUES

Insurance and annuity premiums and other considerations	$258,298	$435,313	$369,414

Net investment income	404,485	362,614	353,764

Commissions and expense allowances on reinsurance ceded	7,410	9,732	10,615

Reserve adjustments on reinsurance ceded	(11,453)	(7,468)	(8,867)

Separate account fees and other revenues	21,059	22,141	18,691

Total revenues	$679,799	$822,332	$743,617

EXPENSES

Policy and contract benefits	$394,462	$398,599	$356,581

Increase (decrease) in policy and contract reserves	3,237	46,123	(186,639)

Insurance expenses and taxes (excluding federal income taxes)	74,088	71,026	73,322

Commissions on premiums	4,209	5,649	7,531

Interest on deposit-type contracts	98,778	90,088	113,162

Net transfers to (from) separate accounts	(77,274)	58,877	44,786

Total expenses	$497,500	$670,362	$408,743

Income before federal income tax and net realized capital (losses)	182,299	151,970	334,874

Federal income tax expense	34,780	29,067	18,634

Net realized capital (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(842)	(1,093)	(4,721)

Net income	$146,677	$121,810	$311,519

See notes to statutory-basis financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-81

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes	—	—	1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes	—	—	(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

B-82	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$263,068	$435,901	$370,067

Net investment income	384,536	362,285	338,936

Separate account fees and other revenues	27,061	31,658	30,941

Total receipts	674,665	829,844	739,944

Policy and contract benefits	403,507	416,205	363,787

Commissions and expenses paid	77,751	76,745	80,840

Federal income taxes paid	40,213	34,054	18,764

Net transfers to separate accounts	(82,172)	57,632	43,977

Total disbursements	439,299	584,636	507,368

Net cash from operations	235,366	245,208	232,576

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	2,010,817	1,222,345	1,131,646

Net gains on cash, cash equivalents and short-term investments	27	4	12

Miscellaneous proceeds	5,968	—	1,805

Cost of investments acquired:

Bonds	2,907,565	1,697,286	3,619,359

Net increase in contract loans	3,372	1,750	3,262

Stocks	—	8,400	—

Miscellaneous applications	—	7,468	15,339

Net cash used in investments	(894,125)	(492,555)	(2,504,497)

CASH FROM FINANCING AND OTHER

Net deposits on deposit-type contracts funds	677,713	192,558	2,307,362

Dividends to stockholders	(83,900)	(81,600)	—

Other cash provided (applied)	(3,306)	19,945	(32,476)

Net cash from financing and other	590,507	130,903	2,274,886

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(68,252)	(116,444)	2,965

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	165,900	282,344	279,379

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$97,648	$165,900	$282,344

See notes to statutory-basis financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2022	2021	2020

Net income (loss), New York SAP			$146,677	$121,810	$311,519

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	19	(377)	(638)

Additional reserves for variable annuities	51R	Increase/(decrease) in policy and contract reserves	10	27	—

Net income (loss), NAIC SAP			$146,706	$121,460	$310,881

Capital and surplus, New York SAP			$897,416	841,657	$818,783

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	589	669	746

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,118	6,099	6,476

Additional reserves for variable annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	37	27	—

Capital and surplus, NAIC SAP			$904,160	$848,452	$826,005

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-84	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The Company’s risk based capital as of December 31, 2022 and 2021 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such other-than-temporary impairments are recorded to the Interest Maintenance Reserve (“IMR”);

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-86	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2022	2021	Change

Net deferred tax assets	$34,057	$34,405	$(348)

Deferred premium assets	29,892	33,924	(4,032)

Sundry receivables	720	24	696

Total	$64,669	$68,353	$(3,684)

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

B-88	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2022	2021	2020

Exchange/restructure/transfer of bond investments	$152,152	$58,809	$213,446

Capitalized interest on bonds	$2,796	$2,682	$2,877

Interest credited on deposit-type contracts	$97,992	$89,488	$112,220

Deposits of bond investments on deposit-type contracts	$—	$783,824	$—

Application of new accounting pronouncements:

In December 2022, the NAIC adopted certain accounting practices within Interpretation 2022-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act (the “Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 22-02”). The Act imposes a CAMT of 15% on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022. INT 22-02 addresses the third quarter 2022 through first quarter 2023 transition accounting and reporting aspects of the new CAMT. Because of the timing of the adoption of the Act and the considerable number of unknown variables for December 31, 2022, a reasonable estimate for the calculations impacted by the CAMT is not determinable for 2022 year-end financial statements. INT 22-02 specifies that reporting entities shall not recognize impacts related to CAMT for 2022 year-end financial statements or as a subsequent event for any estimated CAMT, but shall make certain disclosures to discuss the Act’s applicability. See Note 10 for the disclosure.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

		Excess of
2022	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$161,329	$21	$(15,527)	$145,823

All other governments	66,644	—	(3,262)	63,382

States, territories & possessions	48,408	98	(2,933)	45,573

Political subdivisions of states, territories, & possessions	81,936	56	(13,077)	68,915

Special revenue & special assessment, non-guaranteed agencies & government	1,169,852	223	(182,059)	988,016

Industrial & miscellaneous	11,822,035	15,993	(1,530,589)	10,307,439

Hybrids	5,000	—	(88)	4,912

Total	$13,355,204	$16,391	$(1,747,535)	$11,624,060

		Excess of
2021	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$222,553	$4,941	$(1,550)	$225,944

All other governments	57,755	4,116	—	61,871

States, territories & possessions	29,754	2,629	—	32,383

Political subdivisions of states, territories, & possessions	37,235	1,256	(6)	38,485

Special revenue & special assessment, non-guaranteed agencies & government	1,002,809	40,094	(3,946)	1,038,957

Industrial & miscellaneous	11,074,022	771,448	(88,212)	11,757,258

Hybrids	13,725	395	—	14,120

Total	$12,437,853	$824,879	$(93,714)	$13,169,018

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

All other bonds	$8,250,652	$(938,074)	$7,312,578	$3,114,164	$(598,227)	$2,515,937

Loaned-backed and structured bonds	936,198	(89,278)	846,920	662,224	(121,958)	540,266

Total	$9,186,850	$(1,027,352)	$8,159,498	$3,776,388	$(720,185)	$3,056,203

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

All other bonds	$2,903,178	$(73,467)	$2,829,711	$193,827	$(10,342)	$183,485

Loaned-backed and structured bonds	693,825	(9,304)	684,521	17,991	(601)	17,390

Total	$3,597,003	$(82,771)	$3,514,232	$211,818	$(10,943)	$200,875

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2022		December 31, 2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$359,227	$356,127	$279,304	$282,418

Due after one year through five years	2,841,696	2,657,983	2,411,036	2,485,399

Due after five years through ten years	4,732,489	4,038,504	4,593,916	4,703,519

Due after ten years	3,793,724	3,154,122	3,565,037	4,084,119

Subtotal	11,727,136	10,206,736	10,849,293	11,555,455

Residential mortgage-backed securities	519,888	459,229	533,789	543,587

Commercial mortgage-backed securities	687,433	570,939	602,818	611,716

Asset-backed securities	420,748	387,156	451,953	458,260

Subtotal	1,628,069	1,417,324	1,588,560	1,613,563

Total	$13,355,205	$11,624,060	$12,437,853	$13,169,018

B-90	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2022		2021

NAIC 1 and 2	$13,312,393	99.7%	$12,437,567	100.0%

NAIC 3 through 6	42,812	0.3%	286	0.0%

Total	$13,355,205	100.0%	$12,437,853	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2022	2021

Finance and financial services	26.4%	27.6%

Manufacturing	16.7%	16.7%

Public utilities	12.3%	12.3%

Revenue and special obligations	7.2%	5.0%

Real estate investment trusts	5.3%	5.2%

Services	5.1%	5.1%

Commercial mortgage-backed securities	5.1%	4.9%

Residential mortgage-backed securities	3.9%	4.3%

Oil and gas	3.6%	3.9%

Communications	3.4%	3.4%

Transportation	3.3%	3.1%

Asset-backed securities	3.2%	3.6%

Retail & wholesale trade	3.0%	2.7%

U.S. governments	0.4%	0.9%

Mining	0.4%	0.5%

Other governments	0.3%	0.5%

Other	0.4%	0.3%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$406,788	$368,507	$360,856

Stocks	357	180	—

Other invested assets	336	338	339

Cash, cash equivalents and short-term investments	606	26	416

Contract loans	2,115	2,017	1,921

Total gross investment income	410,202	371,068	363,532

Investment expenses	(11,984)	(13,297)	(12,287)

Net investment income before amortization/(accretion) of IMR	398,218	357,771	351,245

Amortization/(accretion) of IMR	6,267	4,843	2,519

Net investment income	$404,485	$362,614	$353,764

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$17,455	$14,835	$17,576

Cash, cash equivalent and short-term investments	27	4	12

Total before capital gain (loss) tax and transfers to IMR, net of taxes	17,482	14,839	17,588

Transfers to IMR, net of taxes	(13,848)	(11,658)	(18,699)

Capital gain/loss tax benefit (expense)	(4,476)	(4,274)	(3,610)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(842)	$(1,093)	$(4,721)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2022	2021	2020

Other-than-temporary impairments:

Bonds	$2,713	$1,048	$916

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2022	2021	2020

Proceeds from sales	$1,479,024	$272,978	$424,785

Gross gains on sales	$27,902	$9,640	$19,345

Gross losses on sales	$4,130	$596	$8,885

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

B-92	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2022 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,624,060	$13,355,205	$—	$11,618,711	$5,349

Preferred stock	6,990	9,376	976	6,014	—

Other invested assets	4,821	4,621	—	4,821	—

Separate account assets	3,966,298	3,966,298	3,950,875	15,423	—

Contract loans	48,211	48,211	—	—	48,211

Cash, cash equivalent & short term investments	97,666	97,648	1,679	95,987	—

Total	$15,748,046	$17,481,359	$3,953,530	$11,740,956	$53,560

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,801,780	$8,801,780	$—	$—	$8,801,780

Separate account liabilities	3,954,476	3,954,476	—	—	3,954,476

Total	$12,756,256	$12,756,256	$—	$—	$12,756,256

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2021 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$13,169,018	$12,437,853	$—	$13,161,446	$7,572

Preferred stock	10,022	10,022	1,320	8,702	—

Other invested assets	5,624	4,645	—	5,624	—

Separate account assets	4,806,546	4,806,546	4,786,724	19,822	—

Contract loans	44,839	44,839	—	—	44,839

Cash, cash equivalent & short term investments	165,900	165,900	—	165,900	—

Total	$18,201,949	$17,469,805	$4,788,044	$13,361,494	$52,411

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,026,651	$8,026,651	$—	$—	$8,026,651

Separate account liabilities	4,795,122	4,795,122	—	—	4,795,122

Total	$12,821,773	$12,821,773	$—	$—	$12,821,773

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2022 and 2021. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

B-94	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

2022	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$976	$—	$—	$976

Separate account assets	3,950,875	15,423	—	3,966,298

Total assets at fair value	$3,951,851	$15,423	$—	$3,967,274

Total liabilities at fair value	$—	$—	$—	$—

2021	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,320	$8,702	$—	$10,022

Separate account assets	4,786,724	19,822	—	4,806,546

Total assets at fair value	$4,788,044	$28,524	$—	$4,816,568

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2022 and 2021, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,897	$—	$—	$—	$7,897	$7,972	$(75)	$—	$7,897	0.045%	0.045%

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,972	$—	$—	$—	$7,972	$8,044	$(72)	$—	$7,972	0.045%	0.045%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	19,514	50,420	21,315	56,044

Total	$19,514	$50,420	$21,315	$56,044

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2022, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2022		2021
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$398,868	$—	$458,326	$—

TIAA Life VLI-2	238,252	—	282,407	—

TIAA Life VA-1	3,302,294	—	4,037,260	—

TIAA Life MVA-1	—	26,884	—	28,553

Total	$3,939,414	$26,884	$4,777,993	$28,553

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-96	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101		$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2022	2021	2020

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$164,515	$319,598	$244,999

Transfers from separate accounts	(241,408)	(259,869)	(199,564)

Net transfers to (from) separate accounts	(76,893)	59,729	45,435

Reconciling adjustments:

Fund transfer exchange gain (loss)	(381)	(852)	(649)

Transfers as reported in the Company’s Statements of Operations	$(77,274)	$58,877	$44,786

Note 9 – related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2022	2021	2020

Payments to TIAA

Operating expenses	$49,846	$45,886	$51,067

Investment expenses	11,400	13,156	12,109

Total	$61,246	$59,042	$63,176

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to Services	$1,441	$3,113	$3,983

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to TFI	$25,351	$21,489	$17,286

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2022, 2021, and 2020, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 30, 2023. As of December 31, 2022, $75,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

B-98	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

At December 31, 2022 or 2021, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2022	2021

Amounts due to Parent and affiliates	$7,496	$11,696

Note 10 — federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2022 or December 31, 2021.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$49,284	$4,984	$54,268	$52,325	$4,345	$56,670	$(3,041)	$639	$(2,402)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	49,284	4,984	54,268	52,325	4,345	56,670	(3,041)	639	(2,402)

d) Deferred tax assets non-admitted	29,290	4,766	34,056	30,407	3,998	34,405	(1,117)	768	(349)

e) Subtotal net admitted deferred tax asset (c-d)	19,994	218	20,212	21,918	347	22,265	(1,924)	(129)	(2,053)

f) Deferred tax liabilities	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$16,300	$—	$16,300	$17,414	$—	$17,414	$(1,114)	$—	$(1,114)

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below) .	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

1. Adjusted gross DTA expected to be realized following the balance sheet date	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	132,167	XXX	XXX	123,636	XXX	XXX	8,531

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$19,994	$218	$20,212	$21,918	$347	$22,265	$(1,924)	$(129)	$(2,053)

	2022	2021

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,154%	1,121%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$881,116	$824,243

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$49,284	$4,984	$52,325	$4,345	$(3,041)	$639

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$19,994	$218	$21,918	$347	$(1,924)	$(129)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2022	2021	2020

Current Income Tax:

Federal income tax expense	$34,060	$28,238	$18,948

Foreign taxes	—	—	—

Subtotal	$34,060	$28,238	$18,948

Federal income taxes expense/(benefit) on net capital gains/(losses)	4,256	4,274	3,610

Other	940	829	(314)

Federal and foreign income tax expense	$39,256	$33,341	$22,244

	12/31/2022	12/31/2021	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$8,685	$8,441	$244

Deferred acquisition costs	38,898	41,012	(2,114)

Other	1,701	2,872	(1,171)

Subtotal	$49,284	$52,325	$(3,041)

Non-admitted	29,290	30,407	(1,117)

Admitted ordinary deferred tax assets	$19,994	$21,918	$(1,924)

Capital:

Investments	$4,984	$4,345	$639

Net capital loss carry-forward	—	—	—

Subtotal	$4,984	$4,345	$639

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	4,766	3,998	768

Admitted capital deferred tax assets	218	347	(129)

Admitted deferred tax assets	$20,212	$22,265	$(2,053)

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$2,039	$2,718	$(679)

Investments	1,500	1,694	(194)

Other	155	92	63

Subtotal	$3,694	$4,504	$(810)

Capital:

Investments	$218	$347	$(129)

Deferred tax liabilities	$3,912	$4,851	$(939)

Net Admitted Deferred Tax Assets/Liabilities	$16,300	$17,414	$(1,114)

B-100	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2022, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$41,954	21.00%

Dividends received deduction	(1,618)	(0.81)%

Amortization of interest maintenance reserve	(1,316)	(0.66)%

Tax-exempt interest	(34)	(0.02)%

Liability for unauthorized reinsurance	1,105	0.55%

Prior year true-up	898	0.45%

Nonadmitted assets and other permanent differences	(451)	(0.23)%

Total statutory income taxes	$40,538	20.28%

Federal and foreign income tax expense—ordinary	$34,780	17.40%

Federal and foreign income tax expense—capital	4,476	2.24%

Change in net deferred income tax charge (benefit)	1,282	0.64%

Total statutory income taxes	$40,538	20.28%

At December 31, 2022, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2020	$—	$3,610	$3,610

2021	—	4,494	4,494

2022	—	4,256	4,256

Total	$—	$12,360	$12,360

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) T-C Europe Holding, Inc.

16) T-C SP, Inc.

17) Teachers Insurance and Annuity Association of America

18) Terra Land Company

19) TIAA Board of Governors

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA Commercial Finance, Inc.

22) TIAA FSB Holdings, Inc.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

23) TIAA, FSB

24) Tygris Asset Finance, Inc.

25) Tygris Commercial Finance Group, Inc.

26) Westchester Group Farm Management, Inc.

27 Westchester Group Investment Management Holding Company, Inc.

28) Westchester Group Investment Management, Inc.

29) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2018 through 2021 are open to examination by the Internal Revenue Service (“IRS’).

The Inflation Reduction Act (“Act”) was enacted during the reporting period on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s “adjusted financial statement income” for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 22-02, though the Company expects to be an applicable corporation for CAMT in 2023 as a member of the TIAA & Subsidiaries consolidated tax return group, the Company has not included an estimate of the impact of the CAMT within the year end 2022 financial statements, because a reasonable estimate cannot be made at this time.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follows VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,574 thousand in 2020. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213. See note 2—Significant Accounting Policies for the amount of additional reserves held as a result of Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $3,622 thousand and $1,305 thousand as of December 31, 2022 and 2021, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2022 and 2021. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions.

For the years ended December 31, 2022 and 2021, the Company did not have any Group Annuity reserves.

B-102	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,751	$—	$14,751	0.3%

At fair value	—	—	3,253,612	3,253,612	74.3%

Total with market value adjustment or at fair value	$—	$14,751	$3,253,612	$3,268,363	74.6%

At book value without adjustment (minimal or no charge or adjustment)	979,990	—	—	979,990	22.4%

Not subject to discretionary withdrawal	130,371	—	—	130,371	3.0%

Total (direct + assumed)	$1,110,361	$14,751	$3,253,612	$4,378,724	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,110,361	$14,751	$3,253,612	$4,378,724

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$16,383	$—	$16,383	0.3%

At fair value	—	—	3,974,194	3,974,194	77.4%

Total with market value adjustment or at fair value	$—	$16,383	$3,974,194	$3,990,577	77.7%

At book value without adjustment (minimal or no charge or adjustment)	1,028,858	—	—	1,028,858	20.0%

Not subject to discretionary withdrawal	120,604	—	—	120,604	2.3%

Total (direct + assumed)	$1,149,462	$16,383	$3,974,194	$5,140,039	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,149,462	$16,383	$3,974,194	$5,140,039

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$49,942	$49,942	0.6%

At book value without adjustment (minimal or no charge or adjustment)	8,653,636	—	—	8,653,635	97.7%

Not subject to discretionary withdrawal	148,144	—	—	148,144	1.7%

Total (direct + assumed)	$8,801,780	$—	$49,942	$8,851,721	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,801,780	$—	$49,942	$8,851,721

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$64,737	$64,737	0.8%

At book value without adjustment (minimal or no charge or adjustment)	7,885,425	—	—	7,885,425	97.5%

Not subject to discretionary withdrawal	141,226	—	—	141,226	1.7%

Total (direct + assumed)	$8,026,651	$—	$64,737	$8,091,388	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,026,651	$—	$64,737	$8,091,388

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,089,115	$2,089,192	$2,113,221

Variable Universal Life	363,677	361,818	373,157

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	609,526

Disability—Active Lives	—	—	12,327

Disability—Disabled Lives	—	—	2,103

Miscellaneous Reserves	—	—	23,577

Total (direct + assumed)	$2,452,792	$2,451,010	$3,133,911

Reinsurance Ceded	—	—	449,366

Total (net)	$2,452,792	$2,451,010	$2,684,545

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,057,607	$2,057,706	$2,075,998

Variable Universal Life	363,663	360,616	371,250

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	629,257

Disability—Active Lives	—	—	11,996

Disability—Disabled Lives	—	—	1,980

Miscellaneous Reserves	—	—	25,613

Total (direct + assumed)	$2,421,270	$2,418,322	$3,116,094

Reinsurance Ceded	—	—	471,573

Total (net)	$2,421,270	$2,418,322	$2,644,521

B-104	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	2022
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$637,230	$634,039	$634,039

Reinsurance Ceded	—	—	—

Total (net)	$637,230	$634,039	$634,039

	2021
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$740,872	$736,758	$736,758

Reinsurance Ceded	—	—	—

Total (net)	$740,872	$736,758	$736,758

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2022 or 2021. The Company has $37,360,794 thousand and $40,992,196 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2022 and 2021, respectively. Premium deficiency reserves related to the above insurance total $6,517 thousand and $9,201 thousand at December 31, 2022 and 2021, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12 — reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	Years Ended December 31,
	2022	2021	2020

Direct premiums	$345,006	$525,018	$461,858

Ceded premiums	(86,708)	(89,705)	(92,444)

Net premiums	$258,298	$435,313	$369,414

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2022	2021	2020

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$86,708	$89,705	$92,444

Policy and contract benefits	60,233	62,808	65,063

Increase/(decrease) in policy and contract reserves	(19,195)	(9,129)	4,310

Reserves for life and health, annuities and deposit-type contracts	586,225	610,407	622,996

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2022	2021	2020

Change in net unrealized capital gains (losses), net of taxes	$(825)	$1,137	$—

Change in reserve on account of change in valuation basis	—	1,568	(4,574)

Change in asset valuation reserve	(12,844)	(8,956)	(3,321)

Change in net deferred federal income tax	(1,282)	3,346	(48,432)

Change in non-admitted assets	3,684	(2,112)	49,926

Change in liability for reinsurance of unauthorized companies	5,260	(11,600)	4,217

Change in surplus of separate accounts	(1,011)	(719)	(1,089)

Dividends to stockholders	(83,900)	(81,600)	—

As of December 31, 2022 and 2021, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $793 thousand and $1,439 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2022, 2021 and 2020.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $83,900 thousand for the year ended December 31, 2022 and $81,600 thousand for the year ended December 31, 2021. The Company did not pay dividends to TIAA for the year ended December 31, 2020.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 9, 2023, the date the financial statements were available to be issued.

B-106	Statement of Additional Information ∎ Single Premium Immediate Annuities

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-107

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

Opinions

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

B-108	Statement of Additional Information ∎ Single Premium Immediate Annuities

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 9, 2023

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-109

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions, except share amounts)	2022	2021

ADMITTED ASSETS

Bonds	$202,240	$197,717

Preferred stocks	406	345

Common stocks	7,511	9,665

Mortgage loans	37,660	36,793

Real estate	3,871	3,699

Cash, cash equivalents and short-term investments	1,204	628

Contract loans	731	1,095

Derivatives	1,920	1,070

Securities lending collateral assets	1,328	2,247

Other invested assets	37,011	34,262

Total cash and invested assets	293,882	287,521

Investment income due and accrued	1,923	1,774

Net deferred federal income tax asset	1,299	1,680

Other assets	1,071	1,202

Separate account assets	50,382	51,255

Total admitted assets	$348,557	$343,432

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$235,620	$227,699

Dividends due to policyholders	2,269	2,005

Interest maintenance reserve	3,444	3,898

Borrowed money	100	75

Asset valuation reserve	6,569	8,345

Derivatives	327	221

Payable for collateral for securities loaned	1,328	2,247

Other liabilities	5,931	4,817

Separate account liabilities	50,247	51,152

Total liabilities	305,835	300,459

Capital and Contingency Reserves

Capital stock and additional paid-in capital (2,500 shares of $1,000 par value common stock authorized, issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	6,291	6,290

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	36,428	36,680

Total capital and contingency reserves	42,722	42,973

Total liabilities, capital and contingency reserves	$348,557	$343,432

B-110	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2022	2021	2020

REVENUES

Insurance and annuity premiums and other considerations	$16,636	$14,730	$18,449

Annuity dividend additions	2,099	945	1,606

Net investment income	13,004	13,542	12,159

Other revenue	369	372	447

Total revenues	$32,108	$29,589	$32,661

BENEFITS AND EXPENSES

Policy and contract benefits	$21,990	$20,365	$20,818

Dividends to policyholders	4,141	2,758	3,262

Increase in policy and contract reserves	2,969	300	7,609

Net operating expenses	1,289	1,406	2,343

Net transfers to (from) separate accounts	(407)	802	(2,713)

Total benefits and expenses	$29,982	$25,631	$31,319

Income before federal income taxes and net realized capital gains (losses)	$2,126	$3,958	$1,342

Federal income tax expense (benefit)	(80)	(266)	(12)

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(2,614)	(352)	(750)

Net income (loss)	$(408)	$3,872	$604

See notes to statutory-basis financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-111

Statutory–basis statements of changes in capital and

contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total

Balance, December 31, 2019	$3	$5,041	$33,828	$38,872

Net income (loss)	—	—	604	604

Change in net unrealized capital gains on investments, net of $0 in taxes	—	—	(678)	(678)

Change in asset valuation reserve	—	—	463	463

Change in net deferred income tax	—	—	(200)	(200)

Change in post-retirement benefit liability	—	—	(8)	(8)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(51)	(51)

Other assets	—	—	(250)	(250)

Issuance of surplus notes	—	1,249	—	1,249

Balance, December 31, 2020	$3	$6,290	$33,708	$40,001

Net income (loss)	—	—	3,872	3,872

Change in net unrealized capital gains (losses) on investments, net of $361 in taxes	—	—	1,645	1,645

Change in asset valuation reserve	—	—	(2,485)	(2,485)

Change in net deferred income tax	—	—	(1,088)	(1,088)

Change in post-retirement benefit liability	—	—	(1)	(1)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	974	974

Other assets	—	—	55	55

Balance, December 31, 2021	$3	$6,290	$36,680	$42,973

Net income (loss)	—	—	(408)	(408)

Change in net unrealized capital gains (losses) on investments, net of $67 in taxes	—	—	(612)	(612)

Change in asset valuation reserve	—	—	1,776	1,776

Change in net deferred income tax	—	—	271	271

Change in post-retirement benefit liability	—	—	10	10

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(857)	(857)

Other assets	—	—	(432)	(432)

Change in surplus notes	—	1	—	1

Balance, December 31, 2022	$3	$6,291	$36,428	$42,722

B-112	Statement of Additional Information ∎ Single Premium Immediate Annuities	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2022	2021	2020

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$16,640	$14,732	$18,453

Net investment income	12,333	12,884	11,433

Miscellaneous income	338	355	425

Total receipts	29,311	27,971	30,311

Policy and contract benefits	21,864	20,366	20,469

Operating expenses	1,265	1,646	2,078

Dividends paid to policyholders	1,779	1,635	1,725

Federal income taxes paid (received)	(134)	(232)	(25)

Net transfers to (from) separate accounts	(394)	807	(2,723)

Total disbursements	24,380	24,222	21,524

Net cash from operations	4,931	3,749	8,787

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	29,726	33,590	26,297

Stocks	9,245	6,586	6,441

Mortgage loans and real estate	2,824	3,605	2,349

Other invested assets	4,378	3,562	2,499

Miscellaneous proceeds	2,766	1,725	344

Cost of investments acquired:

Bonds	35,065	33,943	32,779

Stocks	9,738	8,603	6,413

Mortgage loans and real estate	4,365	5,778	4,017

Other invested assets	6,657	5,864	3,541

Miscellaneous applications	879	2,345	1,196

Net cash used in investments	(7,765)	(7,465)	(10,016)

CASH FROM FINANCING AND OTHER

Proceeds from issuance of surplus notes	—	—	1,249

Borrowed money	25	75	—

Net deposits on deposit-type contracts funds	4,829	66	1,620

Other cash provided (applied)	(1,444)	1,742	(81)

Net cash from financing and other	3,410	1,883	2,788

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	576	(1,833)	1,559

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	628	2,461	902

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$1,204	$628	$2,461

See notes to statutory-basis financial statements	Single Premium Immediate Annuities ∎ Statement of Additional Information	B-113

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Governors (“Board of Governors”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of TIAA are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

Under Regulation No. 172 (11 NYCRR 83), the Department did not adopt certain NAIC SAP guidance, specifically subparagraph 4.a. of SSAP No. 26R, Bonds, and the third sentence in footnote 1 of SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, to treat certain exchange traded funds (“ETFs”) designated by the Securities Valuation Office (“SVO”), (“SVO-Identified ETFs”), as qualifying for bond accounting treatment. Rather, the Department requires these SVO-identified ETFs to be reflected as equities under SSAP No. 30R, “Unaffiliated Common Stock”. However, if the ETF meets certain criteria, the asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) may be retained under SSAP No. 26R, and the ETF can be treated as a bond for the purpose of a domestic insurer’s risk based capital (“RBC”) report. The total balance of investment grade ETF holdings treated as equities as of December 31, 2022 and 2021, but treated as bonds for AVR, IMR and RBC, are $3,222 million and $3,647 million, respectively. This prescribed practice does not result in a difference to net income or capital and contingency reserves when compared to NAIC SAP.

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in millions)	NAIC SAP#	Financial Statement Line	2022	2021	2020

Net income, New York SAP			$(408)	$3,872	$604

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(1)	(2)	(1)

Net income (loss), NAIC SAP			$(409)	$3,870	$603

Capital and surplus, New York SAP			$42,722	$42,973	$40,001

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	16	18	20

Non-conforming CTL’s reported on schedule D-1	INT 20-10	Bonds	—	—	419

Non-conforming CTL’s reported on schedule BA	INT 20-10	Other invested assets	—	—	(419)

Capital and surplus, NAIC SAP			$42,738	$42,991	$40,021

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98), Valuation of Life Insurance Reserves, Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

B-114	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

During 2020, the NAIC adopted certain prescribed accounting practices within Interpretation 2020-10, Reporting Nonconforming Credit Tenant Loans (“CTL”) (“INT 20-10”). Specifically, INT 20-10 provided limited exceptions that extended to October 1, 2021, which allowed nonconforming CTLs to continue to be treated as bonds rather than other invested assets, if they were previously filed with the SVO. During 2021, the NAIC amended the Purposes and Procedures Manual of the NAIC Investment Analysis Office (“P&P Manual”) to define that CTLs are specific to mortgage loans in scope of SSAP No. 37, Mortgage Loans, and clarify that security structures shall be assessed for accounting and reporting guidance in accordance with SSAP No. 26R, Bonds, and SSAP No. 43R, Loan Backed and Structured Securities, thus the reporting exceptions in INT 20-10 were no longer required.

The Company’s RBC as of December 31, 2022 and 2021 would not have triggered a regulatory event without the use of the New York SAP prescribed and permitted practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such other-than-temporary impairments are recorded to the Interest Maintenance Reserve (“IMR”);

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-115

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. The principal for Treasury Inflation Protected Securities (“TIPS”) bonds is adjusted based on inflation and is recorded as an unrealized gain or loss and amortized over the remaining life of the security. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future

B-116	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss. Investment grade bond ETFs are accounted for as common stocks and are stated at fair value.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in “Other invested assets.” The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing directly held real

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-117

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Invested Assets: Other invested assets primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s underlying equity percentage based on the respective entity’s most recent available audited US GAAP or International Financial Reporting Standards financial statements.

Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if an OTTI has occurred. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to one year at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company monitors the unrealized loss position for replication credit default swaps. If it is determined that a decline in fair value is other than temporary, the cost basis will be written down to fair value and the amount of the write down is accounted for as a realized loss.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

B-118	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Separate Accounts: Separate accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2022	2021	Change

Net deferred federal income tax asset	$2,781	$1,924	$857

Furniture and electronic data processing equipment	495	431	64

Invested assets	613	263	350

Prepaid expenses	168	142	26

Other	38	46	(8)

Total	$4,095	$2,806	$1,289

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2022	2021

EDP equipment and computer software	$2,052	$2,029

Furniture and equipment and leasehold improvements	$148	$147

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

additional reserves (if any) necessitated by actuarial regulations. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the general account and separate account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable general account and separate account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the general account, as well as any separate accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity non-participating contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity non-participating contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2022	2021	2020

Exchange/transfer/conversion/distribution of invested assets	$3,678	$2,137	$3,952

Annuity dividend additions	$2,099	$945	$1,606

Capitalized interest	$302	$398	$416

Interest credited on deposit-type contracts	$113	$30	$30

Application of new accounting pronouncements:

In May 2021, the NAIC adopted revisions to Interpretation 20-01 to adopt ASU 2021-01, Reference Rate Reform. This adoption allows an optional transitional expedient to continue existing hedging relationships when modifications are made due to reference rate reform. This guidance expired on December 31, 2022. The Company adopted the guidance and there was no material impact to its statutory-basis financial statements.

In November 2021, the NAIC adopted revisions to SSAP No. 43R, Loan Backed and Structured Securities. The revisions clarify that effective December 31, 2022, residual tranches or interest shall be reported as other invested assets. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

B-120	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

In May 2022, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 43R, Loan Backed and Structured Securities. These revisions are intended to clarify the definition of control and create new financial statement reporting requirements for investment transactions with related parties within the investment reporting schedules within the Annual Reporting schedules. Changes to the schedules require reporting entities to identify if an investment involves a related party and, if so, the nature of the role of such related party in the investment. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

In August 2022, the NAIC adopted revisions to SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies. The revisions clarify that the audit of an entity utilizing the U.S. tax basis equity valuation exception shall occur at the investee level where the investee has a minor ownership interest (less than 10%) or lacks control as defined by the SSAP, and where audited U.S. GAAP basis financial statements are not available. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

In December 2022, the NAIC adopted certain accounting practices within Interpretation 2022-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act (the “Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 22-02”). The Act imposes a CAMT to the excess of 15% of a corporation’s adjusted financial statement income over its corporate alternative minimum tax foreign tax credit. The tax is effective for tax years beginning after 2022. INT 22-02 addresses the third quarter 2022 through first quarter 2023 transition accounting and reporting aspects of the new CAMT. Because of the timing of the adoption of the Act and the considerable number of unknown variables, a reasonable estimate for the calculations impacted by the CAMT is not determinable for 2022 year-end financial statements. INT 22-02 specifies that reporting entities shall not recognize impacts related to CAMT for 2022 year-end financial statements or as a subsequent event for any estimated CAMT, but shall make certain disclosures to discuss the Act’s applicability. See Note 9 for the disclosure.See Note 16 for the disclosure.

In December 2022, the NAIC adopted revisions to SSAP No. 25, Affiliates and Other Related Parties and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities. The revisions identify foreign open-end investment funds as a fund in which ownership percentage is not deemed to reflect control unless the entity actually controls with the power to direct the underlying company. The Company adopted this guidance and the guidance did not have a material impact to its statutory-basis financial statements.

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions).

	2022
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$17,563	$84	$(1,884)	$15,763

All other governments	4,092	57	(409)	3,740

States, territories and possessions	750	8	(21)	737

Political subdivisions of states, territories, and possessions	1,104	2	(137)	969

Special revenue and special assessment, non-guaranteed agencies and government	20,733	73	(2,442)	18,364

Credit tenant loans	496	2	(69)	429

Industrial and miscellaneous	145,976	791	(17,974)	128,793

Hybrids	523	26	(41)	508

Parent, subsidiaries and affiliates	—	—	—	—

Bank loans	11,003	45	(279)	10,769

Total	$202,240	$1,088	$(23,256)	$180,072

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-121

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2021
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$20,035	$3,320	$(153)	$23,202

All other governments	4,418	428	(58)	4,788

States, territories and possessions	736	132	—	868

Political subdivisions of states, territories, and possessions	930	86	(1)	1,015

Special revenue and special assessment, non-guaranteed agencies and government	20,979	1,958	(12)	22,925

Credit tenant loans	10,999	1,353	(19)	12,333

Industrial and miscellaneous	130,766	12,216	(601)	142,381

Hybrids	497	91	(1)	587

Parent, subsidiaries and affiliates	285	—	(3)	282

Bank loans	8,072	57	(31)	8,098

Total	$197,717	$19,641	$(879)	$216,479

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where decline in value is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

Loan-backed and structured bonds	$42,632	$(4,245)	$38,387	$5,388	$(935)	$4,453

All other bonds	112,477	(13,344)	99,133	19,566	(4,565)	15,002

Total bonds	$155,109	$(17,589)	$137,520	$24,954	$(5,500)	$19,455

Unaffiliated common stocks	3,858	(697)	3,161	891	(156)	735

Preferred stocks	165	(49)	116	18	(18)	—

Total bonds and stocks	$159,132	$(18,335)	$140,797	$25,863	$(5,674)	$20,190

B-122	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

Loan-backed and structured bonds	$4,594	$(97)	$4,497	$1,087	$(100)	$987

All other bonds	17,138	(438)	16,700	4,845	(337)	4,508

Total bonds	$21,732	$(535)	$21,197	$5,932	$(437)	$5,495

Unaffiliated common stocks	698	(23)	675	111	(9)	102

Preferred stocks	13	(1)	12	22	(20)	2

Total bonds and stocks	$22,443	$(559)	$21,884	$6,065	$(466)	$5,599

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2022		December 31, 2021
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$4,423	$4,437	$4,521	$4,561

Due after one year through five years	32,794	31,604	29,463	30,955

Due after five years through ten years	38,371	34,703	33,316	35,479

Due after ten years	87,532	73,622	77,232	88,305

Subtotal	163,120	144,366	144,532	159,300

Residential mortgage-backed securities	13,979	13,106	20,698	22,646

Commercial mortgage-backed securities	9,653	8,741	10,019	10,348

Asset-backed securities	15,488	13,859	22,468	24,185

Subtotal	39,120	35,706	53,185	57,179

Total	$202,240	$180,072	$197,717	$216,479

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-123

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2022	2021

Other	12.5%	9.6%

Revenue and special obligations	12.0%	9.5%

Public utilities	10.6%	10.5%

Finance and financial services	10.6%	10.4%

Manufacturing	10.0%	9.8%

Services	8.4%	7.1%

Asset-backed securities	7.7%	11.4%

Residential mortgage-backed securities	6.9%	10.5%

U.S. governments	6.0%	5.0%

Commercial mortgage-backed securities	4.8%	5.1%

Real estate investment trusts	4.3%	4.4%

Communications	2.3%	2.1%

Oil and gas	2.2%	2.4%

All other governments	1.7%	2.2%

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2022		2021

NAIC 1 and 2	$182,180	90.1%	$179,733	90.9%

NAIC 3 through 6	20,060	9.9	17,984	9.1

Total	$202,240	100.0%	$197,717	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2022 and 2021, the Company recognized OTTI on loan-backed and structured securities of $26 million and $14 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2022	2021

Carrying amount of bonds and stocks denominated in foreign currency	$5,317	$5,216

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$892	$498

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2022	2021

Commercial loans	$35,071	$34,281

Mezzanine loans	2,145	1,967

Residential loans	444	545

Total	$37,660	$36,793

The maximum and minimum lending rates for mortgage loans originated or purchased during 2022 and 2021 are as follows:

	2022		2021
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	8.09%	2.39%	6.05%	1.40%

Mezzanine loans	10.32%	4.00%	4.70%	2.40%

B-124	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2022 and 2021 are as follows:

	Maximum LTV
Loan Type	2022	2021

Commercial loans	90.8%	71.5%

Mezzanine loans	85.0%	74.6%

There were no residential mortgage loans originated or purchased during 2022 and 2021.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2022 and 2021 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Credit Quality

For commercial and mezzanine mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial and mezzanine mortgage loans at December 31, are as follows (in millions):

	Recorded Investment—Commercial and Mezzanine
	Loan-to-value Ratios
2022	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$4,744	$27,224	$31,968	85.5%

Less than 1.20x	2,616	2,543	5,159	13.8%

Construction	—	264	264	0.7%

Total	$7,360	$30,031	$37,391	100.0%

	Recorded Investment—Commercial and Mezzanine
	Loan-to-value Ratios
2021	> 70%	< 70%	Total	% of Total

Debt service coverage ratios:

Greater than 1.20x	$7,669	$24,283	$31,952	87.8%

Less than 1.20x	3,037	1,291	4,328	11.9%

Construction	—	127	127	0.3%

Total	$10,706	$25,701	$36,407	100.0%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-125

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

		Residential		Commercial
2022	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded investment

Current	$—	$—	$439	$—	$35,233	$2,043	$37,715

30-59 days past due	$—	$—	$—	$—	$—	$—	$—

60-89 days past due	$—	$—	$2	$—	$—	$—	$2

90-179 days past due	$—	$—	$—	$—	$—	$115	$115

180+ days past due	$—	$—	$4	$—	$—	$—	$4

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,079	$2,158	$7,237

		Residential		Commercial
2021	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

Recorded investment

Current	$—	$—	$545	$—	$34,430	$1,976	$36,951

30-59 days past due	$—	$—	$3	$—	$—	$—	$3

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$—	$—	$—	$—	$—

180+ days past due	$—	$—	$—	$—	$—	$—	$—

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,200	$1,976	$7,176

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31:

	Mortgage Loans by Property Type (Commercial & Residential):
	2022	2021
	% of Total	% of Total

Office buildings	27.0%	27.5%

Apartments	25.0	24.7

Shopping centers	18.1	20.5

Industrial buildings	17.4	15.3

Other - commercial	10.7	10.5

Residential	1.8	1.5

Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2022		2021
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential

Pacific	22.2%	39.4%	20.8%	38.0%

South Atlantic	17.3	15.6	19.2	16.9

Middle Atlantic	17.3	20.0	16.3	18.7

South Central	10.7	8.8	11.3	9.5

North Central	8.8	3.6	8.2	3.3

New England	8.2	6.1	7.5	6.4

Other	15.5	6.5	16.7	7.2

Total	100.0%	100.0%	100.0%	100.0%

B-126	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Pacific states are AK, CA, HI, OR and WA

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

Middle Atlantic states are PA, NJ and NY

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2022	2021
	Carrying Value	Carrying Value

Due in one year or less	$2,882	$2,169

Due after one year through five years	16,452	13,668

Due after five years through ten years	14,675	16,797

Due after ten years	3,651	4,159

Total	$37,660	$36,793

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2022 or 2021.

Note 5—real estate

At December 31, 2022 and 2021, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $691 million of third party mortgage encumbrances as of December 31, 2022, and $709 million for December 31, 2021.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2022	2021
	% of Total	% of Total

Industrial buildings	42.3%	45.4%

Apartments	26.0	23.8

Office buildings	24.2	23.7

Retail	2.8	2.9

Mixed-use projects	2.0	2.1

Land under development	1.5	0.9

Income-producing land	1.2	1.2

Total	100.0%	100.0%

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-127

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	Directly Owned Real Estate by Geographic Region:
	2022	2021
	% of Total	% of Total

South Atlantic	29.1%	28.7%

Pacific	27.2	29.8

South Central	14.2	13.9

Mountain	13.7	11.0

Middle Atlantic	9.3	9.8

North Central	6.5	6.8

Total	100.0%	100.0%

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as common stock or other invested assets. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2022	2021

Net carrying value of the SCA entities

Reported as common stock	$2,924	$5,137

Reported as other invested assets	24,550	22,920

Total net carrying value	$27,474	$28,057

Of the $24,550 million and $22,920 million of SCA entities reported as other invested assets as of December 31, 2022 and 2021, $5,004 million and $5,193 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

On November 2, 2022, TIAA entered into an agreement to sell a majority of its common stock ownership of TIAA FSB Holdings, Inc. (“FSB”) to various third-party investors. FSB is a federally chartered savings and loan holding company. TIAA will retain a non-controlling stake and an ongoing business relationship in FSB after the sale is complete. Under the agreement, nearly all of FSB’s current assets and business lines will be acquired by the new ownership, with the exception of TIAA Trust. As a condition of sale, TIAA has agreed to purchase certain residential mortgage loans from FSB. The sale transaction is expected to close in the second half of 2023, subject to regulatory approval.

The sale is expected to generate a loss to the Company; accordingly, the Company recorded an impairment loss of $1.3 billion for the year ended December 31, 2022, attributable to the remeasurement of the Company’s investment in FSB from carrying value to fair value. The impairment loss and a release of accumulated unrealized capital gains was offset by a reduction of the asset valuation reserve associated with the Company’s investment in FSB, which is recorded in the change in asset valuation reserve on the Statements of Changes in Capital and Contingency Reserves for the year ended December 31, 2022. The net reduction to capital and contingency reserves is $0.3 billion.

The fair value of the Company’s investment in FSB was based on the agreed-upon sales price, adjusted to include the fair value of retained businesses discussed above. The actual loss will depend on the timing of executing certain conditions of the agreement and the related market inputs at that time.

As of December 31, 2022 and 2021, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries. The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31 (in millions):

	2022
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$2,006	$2,006	$—

	2022
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	6/22/2022	$3,503	Y	N

B-128	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	2021
SCA Entities	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.	100%	$3,503	$3,503	$—

	2021
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	9/16/2021	$3,141	Y	N

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects NYDFS departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Department requires in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Department prescribed a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020, that the reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

The following table provides the monetary effect on net income and surplus as a result of using NYDFS prescribed accounting practices that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with NAIC SAP (in millions):

	2022
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA Life	$—	$7	$890	$897

*	Per NAIC SAP (without permitted or prescribed practices)

	2021
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA Life	$—	$7	$835	$842

*	Per NAIC SAP (without permitted or prescribed practices)

During 2022 and 2021, had TIAA Life not departed from NAIC SAP a regulatory event would not have been triggered due to risk based capital.

The Company held no bonds of affiliates at December 31, 2022. As of December 31, 2021 the Company held $285 million.

As of December 31, 2022 and 2021, the net amount due to SCA entities was $419 million and $561 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $580 million and $835 million as of December 31, 2022 and 2021, respectively.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies. All liabilities, commitments, contingencies, guarantees or obligations of

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-129

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $9,252 million and $7,754 million as of December 31, 2022 and 2021, respectively. Significant holdings as of December 31, are as follows (in millions):

	2022	2021
Subsidiary	Carrying Value	Carrying Value

TIAA Infrastructure Investments, LLC	$1,033	$595

TIAA Global Ag Holdco LLC	1,001	981

ND Properties LLC	622	—

T-C Europe, LP	556	606

TIAA Super Regional Mall Member Sub LLC	503	534

Occator Agricultural Properties, LLC	428	456

TGA APAC Fund Holdings, LLC	385	292

NGFF Holdco, LLC	306	302

T-C Lux Fund Holdings LLC	285	338

T-C MV Member LLC	255	316

TGA MKP Member LLC	202	202

NGTF Holdco LLC	200	—

TGA European RE Holdings I LLC	188	81

TGA Sparrow Investor LLC	181	83

T-C Waterford Blue Lagoon LLC	181	182

TIAA GTR Holdco LLC	180	170

TIAA-Stonepeak Investments II, LLC	155	139

TIAA-Stonepeak Investments I, LLC	155	150

TGA JL MCF II Investor Member LLC	142	—

730 Transmission, LLC	120	77

TGA SS Self Storage Portfolio Inv Mbr LLC	119	140

L.A. Teak Holdings, LLC	112	69

730 Data Centers, LLC	106	39

TGA Central Square Investor Member LLC	102	57

TEFF Holdco LLC	89	111

730 Power Development, LLC	86	114

TGA FC Investor Member LLC	82	69

T-C SV Member LLC	79	—

TGA EastRidge Investor Member LLC	78	78

TGA PC MCF Investor Member LLC	67	78

Other	1,254	1,495

Total	$9,252	$7,754

Note 7—other invested assets

The components of the Company’s carrying value in Other invested assets are (in millions):

	2022	2021

Affiliated other invested assets	$24,550	$22,920

Unaffiliated other invested assets	11,677	10,835

Receivables for securities, derivative collateral and line of credit	784	507

Total other invested assets	$37,011	$34,262

B-130	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

As of December 31, 2022 and 2021, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2022	2021

Real estate	$9,168	$8,178

Operating subsidiaries and affiliates	5,272	5,474

Investment subsidiaries	3,550	3,648

Agriculture and timber	4,581	4,177

Energy and infrastructure	1,979	1,443

Total affiliated other invested assets	$24,550	$22,920

Of the $5,272 million and $5,474 million of operating subsidiaries and affiliates as of December 31, 2022 and 2021, $5,004 million and $5,193 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2022 and 2021, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other invested assets for which the carrying value is not expected to be recovered:

	2022	2021	2020

Operating Subsidiaries	$842	$407	$81

All Other	197	217	406

OTTI	$1,039	$624	$487

The following table presents the carrying value for other invested assets denominated in foreign currency for the years ended December 31, (in millions):

	2022	2021

Other invested assets denominated in foreign currency	$868	$808

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2022, is shown below by asset category (in millions):

	2023	In later years	Total Commitments

Bonds	$1,441	$2,006	$3,447

Mortgage loans	858	—	858

Real estate	116	8	124

Other invested assets	3,713	6,602	10,315

Total	$6,128	$8,616	$14,744

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other invested assets, primarily fund investments, there are scheduled capital calls that extend into future years.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-131

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2022	2021	2020

Bonds	$8,649	$8,667	$8,772

Stocks	281	231	121

Mortgage loans	1,482	1,429	1,388

Real estate	409	382	333

Derivatives	270	215	204

Other invested assets	2,612	3,274	2,022

Cash, cash equivalents and short-term investments	9	—	3

Total gross investment income	13,712	14,198	12,843

Less investment expenses	(1,240)	(1,070)	(1,064)

Net investment income before amortization of IMR	12,472	13,128	11,779

Plus amortization of IMR	532	414	380

Net investment income	$13,004	$13,542	$12,159

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2022	2021	2020

Bonds	$(347)	$832	$1,382

Stocks	(1,336)	45	46

Mortgage loans	(5)	(6)	—

Real estate	(1)	204	27

Derivatives	459	152	1

Other invested assets	(1,219)	(633)	(538)

Cash, cash equivalents and short-term investments	(87)	(23)	10

Total before capital gains taxes and transfers to IMR	(2,536)	571	928

Transfers to IMR	(78)	(923)	(1,678)

Net realized capital losses less capital gains taxes, after transfers to IMR	$(2,614)	$(352)	$(750)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2022	2021	2020

Other-than-temporary impairments:

Bonds	$239	$100	$261

Stocks	1,403	52	67

Mortgage Loans	—	—	1

Real estate	4	—	—

Other invested assets	1,039	624	487

Total	$2,685	$776	$816

Information related to the sales of long-term bonds are as follows for the years ended December 31, (in millions):

	2022	2021	2020

Proceeds from sales	$17,993	$17,488	$13,528

Gross gains on sales	$482	$1,064	$1,656

Gross losses on sales	$541	$174	$71

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. In accordance with the Company’s valuation and impairment process, the investments which are deemed held for sale will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-132	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Note 10—disclosures about fair value of financial instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient—TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets were $893 million and $812 million for the years ended December 31, 2022 and 2021, respectively, and total unfunded commitments were $290 million and $321 million for the years ended December 31, 2022 and 2021, respectively. For these investments, redemptions are prohibited prior to liquidation.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-133

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2022 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Assets:

Bonds	$180,072	$202,240	$—	$177,587	$2,485	$—

Common stock(1)	4,587	4,587	3,876	200	511	—

Preferred stock	382	406	9	240	133	—

Mortgage loans	34,757	37,660	—	—	34,757	—

Derivatives	1,749	1,920	—	987	762	—

Other invested assets(1)	245	244	—	245	—	—

Contract loans	731	731	—	—	731	—

Separate account assets	50,137	50,382	16,452	4,332	28,460	893

Cash, cash equivalents & short term investments	1,204	1,204	427	776	1	—

Total	$273,864	$299,374	$20,764	$184,367	$67,840	$893

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Liabilities:

Deposit-type contracts	$8,294	$8,294	$—	$—	$8,294	$—

FHLB debt	100	100	—	—	100	—

Separate account liabilities	50,247	50,247	—	—	50,247	—

Derivatives	295	327	—	278	17	—

Total	$58,936	$58,968	$—	$278	$58,658	$—

(1)	Excludes investments accounted for under the equity method.

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2021 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Assets:

Bonds	$216,479	$197,717	$—	$212,612	$3,867	$—

Common stock(1)	4,528	4,528	4,143	54	331	—

Preferred stock	372	345	12	200	160	—

Mortgage loans	37,959	36,793	—	—	37,959	—

Derivatives	828	1,070	—	81	747	—

Other invested assets(1)	95	76	—	95	—	—

Contract loans	1,095	1,095	—	—	1,095	—

Separate account assets	51,325	51,255	19,839	4,867	25,807	812

Cash, cash equivalents & short term investments	628	628	88	540	—	—

Total	$313,309	$293,507	$24,082	$218,449	$69,966	$812

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV

Liabilities:

Deposit-type contracts	$3,355	$3,355	$—	$—	$3,355	$—

FHLB debt	75	75	—	—	75	—

Separate account liabilities	51,152	51,152	—	—	51,152	—

Derivatives	188	221	—	190	(2)	—

Total	$54,770	$54,803	$—	$190	$54,580	$—

(1)	Excludes investments accounted for under the equity method.

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2022 and 2021. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates

B-134	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bond ETFs are classified as common stock and are valued using quoted market prices. Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 include surplus notes that are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Additionally, for residual tranches or interests, valuation may be based on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds.

Cash equivalents, short term investments and common stock included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds and cash, cash equivalents, and short-term investments included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 18 -FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-135

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

FHLB debt provides additional liquidity to the Company to support general business operations. FHLB debt held by the Company is generally comprised of short term advances and is reflected as borrowed money within the Company’s financial statements. Borrowings outstanding at December 31, 2022 had maturity dates less than three business days from the reporting date. Accordingly, the fair value of the debt is valued using the par value, which approximates fair value.

Deposit-type contracts include funding agreements used in an investment spread capacity. Fair value of funding agreements is determined by discounted cash flow analysis using funding agreement interest rates as of the reporting date. Other deposit-type contracts are valued based on the accumulated account value, which approximates fair value. All deposit-type contracts are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2022
	Level 1	Level 2	Level 3	NAV	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,235	$—	$—	$1,235

Industrial and miscellaneous	—	77	—	—	77

Total bonds	$—	$1,312	$—	$—	$1,312

Common stock

Industrial and miscellaneous	$3,876	$200	$511	$—	$4,587

Total common stocks	$3,876	$200	$511	$—	$4,587

Preferred stock	$9	$23	$66	$—	$98

Total preferred stocks	$9	$23	$66	$—	$98

Derivatives

Interest rate contracts	$—	$—	$—	$—	$—

Foreign exchange contracts	—	846	—	—	846

Total derivatives	$—	$846	$—	$—	$846

Separate accounts assets	$16,432	$1,590	$28,460	$893	$47,375

Total assets at fair value	$20,317	$3,971	$29,037	$893	$54,218

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$90	$—	$—	$90

Foreign exchange contracts	—	168	—	—	168

Total liabilities at fair value	$—	$258	$—	$—	$258

B-136	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	2021
	Level 1	Level 2	Level 3	NAV	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,884	$—	$—	$1,884

Industrial and miscellaneous	—	213	22	—	235

Total bonds	$—	$2,097	$22	$—	$2,119

Common stock

Industrial and miscellaneous	$4,143	$54	$331	$—	$4,528

Total common stocks	$4,143	$54	$331	$—	$4,528

Preferred stock	$12	$85	$83	$—	$180

Total preferred stocks	$12	$85	$83	$—	$180

Derivatives

Interest rate contracts	$—	$12	$—	$—	$12

Foreign exchange contracts	—	375	—	—	375

Total derivatives	$—	$387	$—	$—	$387

Separate accounts assets	$19,820	$2,216	$25,807	$812	$48,655

Total assets at fair value	$23,975	$4,839	$26,243	$812	$55,869

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$122	$—	$—	$122

Credit default swaps	—	1	—	—	1

Total liabilities at fair value	$—	$123	$—	$—	$123

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2022 (in millions):

	Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022

Bonds	$22	$—	$(24)[a]	$(3)	$2	$—	$3	$—	$—	$—

Common stock	331	—	—	8	22	9,328	—	(9,178)	—	511

Preferred stock	83	—	—	(9)	(7)	—	—	(1)	—	66

Separate account assets	25,807	—	—	(1,653)	3,236	1,461	—	(621)	230	28,460

Total	$26,243	$—	$(24)	$(1,657)	$3,253	$10,789	$3	$(9,800)	$230	$29,037

(a)	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2021 (in millions):

	Beginning balance at 1/1/2021	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021

Bonds	$90	$7	[a]	$(43)[c]	$3	$7	$—	$1	$(29)	$(14)	$22

Common stock	315	—		—	43	36	6,199	—	(6,262)	—	331

Preferred stock	92	90	[b]	—	(8)	3	1	—	(95)	—	83

Separate account assets	22,296	—		—	191	3,216	1,421	—	(1,216)	(101)	25,807

Total	$22,793	$97		$(43)	$229	$3,262	$7,621	$1	$(7,602)	$(115)	$26,243

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
(c)	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-137

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2022 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Equity securities:

Common stock	$511	Market comparable	Earnings before interest, taxes, depreciation and amortization ("EBITDA") multiple	6.6x–13.7x	10.3x

		Equity method	Book value multiple	1.0x	1.0x

		Market comparable	Credit analysis/market comparable	$121.8	$121.8

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Revenue Multiple	8.4x	8.4x

Preferred stock	$66	Market comparable	EBITDA multiple	8.7x	8.7x

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Market Yield	12.4%	12.4%

Separate account assets:

Real estate properties and real estate joint ventures	$28,399

		Income approach—discounted cash flow	Discount rate	6.0%–9.0%	7.1%

Office properties			Terminal capitalization rate	4.8%–8.5%	5.8%

		Income approach—direct capitalization	Overall capitalization rate	4.3%–8.0%	5.4%

		Income approach—discounted cash flow	Discount rate	5.8%–8.0%	6.6%

Industrial properties			Terminal capitalization rate	4.3%–7.0%	5.0%

		Income approach—direct capitalization	Overall capitalization rate	1.8%–6.0%	4.3%

		Income approach—discounted cash flow	Discount rate	5.5%–7.0%	6.1%

Residential properties			Terminal capitalization rate	4.3%–5.8%	4.7%

		Income approach—direct capitalization	Overall capitalization rate	3.5%–5.0%	4.1%

Retail properties		Income approach—discounted cash flow	Discount rate	6.0%–11.5%	7.3%

			Terminal capitalization rate	5.3%–8.8%	6.0%

		Income approach—direct capitalization	Overall capitalization rate	4.5%–8.5%	5.4%

Hotel properties		Income approach—discounted cash flow	Discount rate	10.0%	10.0%

			Terminal capitalization rate	8.0%	8.0%

		Income approach—direct capitalization	Overall capitalization rate	7.5%	7.5%

Separate account real estate assets include the values of the related mortgage loans payable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Mortgage loans payable	$(2,070)

Office properties		Discounted cash flow	Loan-to-value ratio	35.4%–64.3%	48.7%

			Equivalency rate	3.7%–7.0%	6.0%

			Loan-to-value ratio	35.4%–64.3%	48.7%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Industrial properties		Discounted cash flow	Loan-to-value ratio	27.8%–37.0%	31.4%

			Equivalency rate	5.7%–6.1%	5.9%

			Loan-to-value ratio	27.8%–37.0%	31.4%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.1	1.1

Residential properties		Discounted cash flow	Loan-to-value ratio	24.8%–66.4%	39.0%

			Equivalency rate	5.6%–6.4%	6.0%

			Loan-to-value ratio	24.8%–66.4%	39.0%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.1

B-138	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Retail properties		Discounted cash flow	Loan-to-value ratio	44.8%–74.6%	47.2%

			Equivalency rate	5.5%–6.3%	5.7%

			Loan-to-value ratio	44.8%–74.6%	47.2%

		Net present value	Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Separate account real estate assets include the values of the related loan receivable in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,489

Office properties		Discounted cash flow	Loan-to-value ratio	40.0–105.0%	69.7%

			Equivalency rate	5.5%–13.2%	8.7%

Industrial properties		Discounted cash flow	Loan-to-value ratio	49.5%–66.0%	57.8%

			Equivalency rate	5.3%–9.8%	6.4%

Residential properties		Discounted cash flow	Loan-to-value ratio	36.4%–76.1%	45.4%

			Equivalency rate	5.5%–8.6%	7.0%

Retail properties		Discounted cash flow	Loan-to-value ratio	54.9%–104.5%	80.1%

			Equivalency rate	7.3%–18.2%	10.2%

Separate account real estate assets include the values of the real estate operating business in the table below:

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Real estate operating business	$642

		Discounted cash flow	Discount rate	9.8%	9.8%

			Terminal growth rate	7%	7%

		Market approach	EBITDA multiple	31.3x	31.3x

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-139

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$1,328	$—	$4	$—	$1,332	$2,251	$(919)	$—	$1,332	0.38%	0.38%

FHLB capital stock	369	—	—	—	369	186	183	—	369	0.10%	0.11%

On deposit with states	16	—	—	—	16	16	—	—	16	—	—

Pledged as collateral to FHLB (including assets backing funding agreements)	8,780	—	—	—	8,780	2,139	6,641	—	8,780	2.49%	2.52%

Pledged as collateral not captured in other categories	31	—	—	—	31	63	(32)	—	31	0.01%	0.01%

Other restricted assets	—	—	45	—	45	25	20	—	45	0.01%	0.01%

Total restricted assets	$10,524	$—	$49	$—	$10,573	$4,680	$5,893	$—	$10,573	2.99%	3.03%

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,247	$—	$4	$—	$2,251	$365	$1,886	$—	$2,251	0.65%	0.66%

FHLB capital stock	186	—	—	—	186	181	5	—	186	0.05%	0.05%

On deposit with states	16	—	—	—	16	17	(1)	—	16	0.01%	0.01%

Pledged as collateral to FHLB (Including assets backing funding agreements)	2,139	—	—	—	2,139	1,990	149	—	2,139	0.62%	0.62%

Pledged as collateral not captured in other categories	63	—	—	—	63	269	(206)	—	63	0.02%	0.02%

Other restricted assets	—	—	25	—	25	23	2	—	25	0.01%	0.01%

Total restricted assets	$4,651	$—	$29	$—	$4,680	$2,845	$1,835	$—	$4,680	1.36%	1.37%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged and collateral pledged associated with forward loan purchase agreements.

B-140	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The other restricted assets represents preferred stocks held within the general account for which the transfer of ownership was restricted by contractual requirements and real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2022
Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$1,403	$1,403	0.46%	0.47%

Securities lending collateral assets	1,328	1,328	0.44%	0.45%

Total General Account Collateral Assets	$2,731	$2,731	0.90%	0.92%

Separate Account:

Securities lending collateral assets	$4	$4	0.01%	0.01%

Total Separate Account Collateral Assets	$4	$4	0.01%	0.01%

	2022
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$2,731	1.07%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

	2021
Collateral Assets	Book/Adjusted Carrying Value (“BACV”)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$773	$773	0.26%	0.27%

Securities lending collateral assets	2,247	2,247	0.76%	0.77%

Total General Account Collateral Assets	$3,020	$3,020	1.02%	1.04%

Separate Account:

Securities lending collateral assets	$4	$4	0.01%	0.01%

Total Separate Account Collateral Assets	$4	$4	0.01%	0.01%

	2021
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$3,020	1.21%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-141

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2022 and 2021, counterparties pledged $1,403 million and $773 million, respectively, of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2022 and 2021, the Company pledged the following collateral and margin to its counterparties (in millions):

	December 31,
	2022	2021

Cash collateral and margin	$11	$3

Securities collateral and margin	$8	$47

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2022 and 2021, were $2,052 million and $1,172 million, respectively.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2022 and 2021 were $11 million and $67 million, respectively, for which the Company posted collateral of $20 million and $57 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds and other commitments. The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

B-142	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Asset Swap Contracts: The Company enters into asset swap contracts to hedge against inflation risk associated with its U.S. Treasury Inflation Protected Securities (TIPS). The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swap Contracts: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Commodity Forward Contracts: The Company enters into forward contracts to sell crude oil at a specified price on a specified future date in order to economically hedge against the effect of fluctuations in crude oil prices on certain equity investments held in its investment portfolio. The Company does not apply hedge accounting for these derivatives instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2022		December 31, 2021		December 31, 2020
Qualifying hedge relationships	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)

Foreign currency swap	$296	$11	$116	$(2)	$(133)	$(1)

Total qualifying hedge relationships	$296	$11	$116	$(2)	$(133)	$(1)

Non-qualifying hedge relationships

Commodity forwards	—	—	—	—	—	—

Foreign currency swaps	476	33	216	5	(253)	112

Foreign currency forwards	(37)	412	134	123	(76)	(125)

Interest rate contracts	(103)	—	(8)	—	9	—

Purchased credit default swaps	—	—	—	—	—	—

Total non-qualifying hedge relationships	$336	$445	$342	$128	$(320)	$(13)

Derivatives used for other than hedging purposes	—	3	—	26	—	15

Total derivatives	$632	$459	$458	$152	$(453)	$1

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series 25, 27, 29, 31 and 33, 35 and 37 (DJ.NA.IG.25, DJ.NA.IG.27, DJ.NA.IG.29, DJ.NA.IG.31, DJ.NA.IG.33, DJ.NA.IG.35 and DJ.NA.IG37, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series 27, 31, 33, 35,and 37 (DJ.NA.HY.27, DJ.NA.HY.31, DJ.NA.HY.33, DJ.NA.HY.35 and DJ.NA.HY.37 respectively), whereby the Company is obligated to perform

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-143

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

should the default rates of each index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2022			December 31, 2021
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity

RSAT NAIC Designation

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—

	Credit default swaps on indices	12,533	744	4	11,007	740	4
	Subtotal	12,533	744	4	11,007	740	4

2 High quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	5	1	4	96	9	2
	Subtotal	5	1	4	96	9	2

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—

Total		$12,538	$745	8	$11,103	$749	6

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

		Summary of Derivative Positions
		(in millions)
		December 31, 2022			December 31, 2021
Qualifying Hedge Relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Asset swaps	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	1,210	—	(266)	1,210	—	(423)

Foreign currency swaps	Assets	3,561	292	421	1,358	57	122

	Liabilities	548	(27)	(19)	2,050	(96)	(67)

Total qualifying hedge relationships		$5,319	$265	$136	$4,618	$(39)	$(368)

Non-qualifying hedge relationships

Commodity forwards	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	—	—	—	—	—	—

Interest rate swaps	Assets	50	—	(10)	166	12	9

	Liabilities	4,201	(90)	(90)	—	—	—

Foreign currency swaps	Assets	6,364	713	713	4,144	327	327

	Liabilities	506	(29)	(29)	2,502	(105)	(105)

Foreign currency forwards	Assets	2,740	132	132	1,715	48	48

	Liabilities	2,764	(139)	(139)	2,486	(17)	(17)

Purchased credit default swaps	Assets	—	—	—	—	—	—

	Liabilities	30	—	—	131	(1)	(1)

Total non-qualifying hedge relationships		$16,655	$587	$577	$11,144	$264	$261

Derivatives used for other than hedging purposes

Written credit default swaps	Assets	$11,123	$783	$762	$11,003	$625	$747

	Liabilities	1,415	(42)	(17)	100	(1)	2

Asset swaps and total return swaps	Assets	10	—	(2)	10	—	(2)

	Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes		$12,548	$741	$743	$11,113	$624	$747

Total derivatives		$34,522	$1,593	$1,456	$26,875	$849	$640

B-144	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

For the year ended December 31, 2022 and 2021, the average fair value of derivatives used for other than hedging purposes, was $662 million and $463 million.

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The separate account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2022	2021

TIAA Real Estate Account	$31,000	$28,844

TIAA Separate Account VA-3	15,313	18,395

TIAA Separate Account VA-1	1,062	1,416

TIAA Stable Value	3,007	2,600

Total	$50,382	$51,255

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-145

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$837	$—	$4,347	$5,184

Reserves

For accounts with assets at:

Fair value	$—	$—	$46,032	$46,032

Amortized cost	2,870	—	—	2,870

Total reserves	$2,870	$—	$46,032	$48,902

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,870	$—	$—	$2,870

At fair value	—	—	46,032	46,032

Total reserves	$2,870	$—	$46,032	$48,902

*	Withdrawable at book value without adjustment or charge.

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$665	$—	$4,443	$5,108

Reserves

For accounts with assets at:

Fair value	$—	$—	$47,883	$47,883

Amortized cost	2,497	—	—	2,497

Total reserves	$2,497	$—	$47,883	$50,380

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,497	$—	$—	$2,497

At fair value	—	—	47,883	47,883

Total reserves	$2,497	$—	$47,883	$50,380

*	Withdrawable at book value without adjustment or charge.

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,215	$—	$4,077	$5,292

Reserves

For accounts with assets at:

Fair value	$—	$—	$40,105	$40,105

Amortized cost	2,385	—	—	2,385

Total reserves	$2,385	$—	$40,105	$42,490

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$2,385	$—	$—	$2,385

At fair value	—	—	40,105	40,105

Total reserves	$2,385	$—	$40,105	$42,490

*	Withdrawable at book value without adjustment or charge.

B-146	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

The following is a reconciliation of transfers to (from) the Company to the separate accounts for the years ended December 31, (in millions):

	2022	2021	2020

Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$5,565	$5,755	$5,631

Transfers from separate accounts	(5,971)	(4,953)	(8,343)

Reconciling adjustments:

Fund transfer exchange gain (loss)	(1)	—	(1)

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(407)	$802	$(2,713)

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follow VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits. This method is similar to the factor based alternative method used prior to 2020 in accordance with AG43. Given the similar methodology under VM-21 and AG43, there was no impact from the change in the reserve valuation basis. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The Company’s reported reserve for variable annuities as of December 31, 2022 and 2021 is the greater of those prescribed under VM-21 and Regulation 213. The Company did not have a material difference in the reported reserve for variable annuities as a result of the floor prescribed under Regulation 213 for the periods ending December 31, 2022 and 2021.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2022	December 31, 2021

Deferred and payout annuity contracts issued after 2000	$3,962	$3,988

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. After discussions with the NYDFS, the Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2022 and 2021.

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims are based on historical experience and set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2022 and 2021, the Company had $167 million and $201 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-147

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2022
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$25,778	$25,778	13.6%

At book value without adjustment (minimal or no charge or adjustment)	30,991	—	—	30,991	16.3%

Not subject to discretionary withdrawal	133,091	—	—	133,091	70.1%

Total (direct + assumed)	$164,082	$—	$25,778	$189,860	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,082	$—	$25,778	$189,860

	2021
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$26,938	$26,938	14.1%

At book value without adjustment (minimal or no charge or adjustment)	31,721	—	—	31,721	16.5%

Not subject to discretionary withdrawal	133,034	—	—	133,034	69.4%

Total (direct + assumed)	$164,755	$—	$26,938	$191,693	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,755	$—	$26,938	$191,693

	2022
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$20,239	$20,239	23.9%

At book value without adjustment (minimal or no charge or adjustment)	35,960	2,861	—	38,821	45.7%

Not subject to discretionary withdrawal	25,782	—	—	25,782	30.4%

Total (direct + assumed)	$61,742	$2,861	$20,239	$84,842	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$61,742	$2,861	$20,239	$84,842

	2021
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$20,930	$20,930	25.7%

At book value without adjustment (minimal or no charge or adjustment)	33,510	2,488	—	35,998	44.1%

Not subject to discretionary withdrawal	24,592	—	—	24,592	30.2%

Total (direct + assumed)	$58,102	$2,488	$20,930	$81,520	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$58,102	$2,488	$20,930	$81,520

B-148	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	2022
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$16	$16	0.2%

At book value without adjustment (minimal or no charge or adjustment)	1,278	8	—	1,286	15.5%

Not subject to discretionary withdrawal	7,016	—	—	7,016	84.3%

Total (direct + assumed)	$8,294	$8	$16	$8,318	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,294	$8	$16	$8,318

	2021
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$15	$15	0.4%

At book value without adjustment (minimal or no charge or adjustment)	1,274	9	—	1,283	38.0%

Not subject to discretionary withdrawal	2,081	—	—	2,081	61.6%

Total (direct + assumed)	$3,355	$9	$15	$3,379	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$3,355	$9	$15	$3,379

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to TIAA, FSB (“the Bank”) and VA-1. Additionally, the Company entered into a General Service and Facilities Agreements with Nuveen, LLC, for the Company to provide and receive general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $2,254 million, $2,125 million and $1,894 million to its various subsidiaries and affiliates for the years ended December 31, 2022, 2021 and 2020, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, an Investment Management Agreement between CREF and TCIM, and a Principal Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF and TC Services. The Company collects the distribution expense reimbursements from CREF and then remits those payments to TC Services. The administration and investment expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF and Nuveen Services, respectively. The expense reimbursements under the CREF Agreements and the equivalent expenses, amounted to approximately $518 million, $563 million, and $610 million for the years ended December 31, 2022, 2021 and 2020, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuity contracts issued by the Company. Such activities performed by TC Services are reimbursed at cost. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and non-proprietary mutual funds. Such activities performed by TC Services were on a cost reimbursement basis through December 31, 2021. The Distribution Agreement covering proprietary and non-proprietary mutual funds was amended as of January 1, 2022, whereby the Company will no longer provide cost reimbursements to TC Services for this service. The Company paid $9 million, $225 million and $274 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-149

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company has a General Service Agreement whereby the Company provides general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $81 million, $84 million, and $91 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, distributes registered securities for certain proprietary funds and non-proprietary mutual funds.

The Company has Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly-owned subsidiaries of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. The Company paid $164 million, $187 million and $210 million to Advisors and $333 million, $278 million and $269 million to Nuveen Alternatives Advisers, LLC, for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company has an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for each of the years ended December 31, 2022, 2021 and 2020.

The Company has a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $15 million, $16 million and $16 million to Nuveen Services, LLC for the years ended December 31, 2022, 2021, and 2020, respectively.

All services necessary for the operation of the REA are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $153 million, $140 million, and $140 million for the periods ended December 31, 2022, 2021 and 2020, respectively.

The Company provides certain separate account guarantees, including a liquidity guarantee to REA, and is compensated for these guarantees. See Note 20 Contingencies and Guarantees for additional information on separate account guarantees.

The Company has a Service Agreement with the Bank, whereby the Bank provides general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $5 million, $11 million and $7 million to the Bank for the years ended December 31, 2022, 2021 and 2020, respectively.

The Bank exited the mortgage loan servicing business during 2022 and no longer services certain residential mortgage loans held by the Company. As of December 31, 2021, the Company held $459 million of residential mortgage loans that were serviced by the Bank.

The Company has a Cash Disbursement and Reimbursement Agreement with Nuveen Investments, an indirect subsidiary of Nuveen, LLC, whereby the Company provides cash disbursements and related services at cost. The Company allocated $108 million, $145 million, and $118 million to Nuveen Investments for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA Endowment and Philanthropic Services (“TEPS”), an indirect subsidiary of TIAA, whereby the Company provides cash disbursements and related services at cost. The Company allocated $37 million, $39 million, and $52 million to TEPS for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a subsidiary of the Company, whereby the Company provides cash disbursements and related services at cost. The Company allocated $84 million, $73 million, and $83 million to TFI for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Service Agreement with TIAA India, an indirect wholly-owned subsidiary of the Company, whereby TIAA India provides information technology and non-technology services for the Company and its affiliates. The Company paid $112 million, $85 million, and $74 million to TIAA India for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has a Technology Support and Services Agreement with MyVest Corporation (“MyVest”), a wholly-owned subsidiary of the Company, whereby MyVest provides project and program management services for the Company. The Company paid

B-150	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

$36 million, $35 million, and $30 million to MyVest for the years ended December 31, 2022, 2021, and 2020, respectively. The Company agrees to provide MyVest administrative services for use in its day to day operations. MyVest reimbursed the Company for administrative services in the amount of $2 million, $1 million, and $1 million for each of the years ended December 31, 2022, 2021 and 2020, respectively.

The Bank provides Custody and Trustee Services for TIAA Institutional Retirement, Retiree Health and Retirement Choice Plus Plans as well as perform IRA Custodial services for an IRA and Investment Solutions IRA Agreements which is paid by bank fees. The Company paid $6 million to the Bank for each of the years ended December 31, 2022, 2021, and 2020.

Effective April 1, 2021, the Company entered into a service and subcontracting agreement with TIAA Shared Services, LLC (“TSS”), a wholly-owned subsidiary of the Company. Under the agreement, TSS serves as an internal administrative service provider for the Company as well as for CREF and the Company’s affiliates with existing administrative services agreements with the Company. The Company pays TSS compensation it receives (and TSS reimburses the Company for disbursements it makes) relating to the provision of administrative services for the Company. The Company also reimburses TSS at cost for administrative services provided in support of the Company’s insurance business and the fulfillment of its contractual obligation to provide such services to CREF and the Company’s affiliates. The Company also provides to TSS any services necessary to conduct its operations, and TSS reimburses the Company at cost for these services. TSS reimbursed the Company $600 million and $340 million for the years ended December 31, 2022 and 2021, respectively.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2022 or December 31, 2021.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2022			12/31/2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross Deferred Tax Assets	$4,663	$2,132	$6,795	$4,869	$914	$5,783	$(206)	$1,218	$1,012

b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted Gross Deferred Tax Assets (a–b)	4,663	2,132	6,795	4,869	914	5,783	(206)	1,218	1,012

d) Deferred Tax Assets Non-admitted	1,905	875	2,780	1,794	130	1,924	111	745	856

e) Subtotal Net Admitted Deferred Tax Asset (c-d)	2,758	1,257	4,015	3,075	784	3,859	(317)	473	156

f) Deferred Tax Liabilities	1,673	1,043	2,716	1,450	729	2,179	223	314	537

g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$1,085	$214	$1,299	$1,625	$55	$1,680	$(540)	$159	$(381)

	12/31/2022			12/31/2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101

a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	1,085	214	1,299	1,625	55	1,680	(540)	159	(381)

1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	1,085	214	1,299	1,625	55	1,680	(540)	159	(381)

2. Adjusted Gross DTA Allowed per Limitation Threshold	XXX	XXX	6,206	XXX	XXX	6,189	XXX	XXX	17

c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	1,673	1,043	2,716	1,450	729	2,179	223	314	537

d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$2,758	$1,257	$4,015	$3,075	$784	$3,859	$(317)	$473	$156

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-151

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2022	2021

Ratio percentage used to determine recovery period and threshold limitation amount	1,055%	1,088%

Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$41,374	$41,259

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in millions)

Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted Gross DTAs Amount From Above	$4,663	$2,132	$4,869	$914	$(206)	$1,218

Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—	—	—	—	—	—

Net Admitted Adjusted Gross DTAs Amount From Above	$2,758	$1,257	$3,075	$784	$(317)	$473

Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	18.61%	—	17.93%	—	0.68%	—

The Company supports the admittance of $513 million of DTA with $3,714 million of tax planning strategies. The Company does not have tax planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components (in millions):

	2022	2021	2020

Current Income Tax:

Federal income tax expense (benefit)	$(717)	$(139)	$(352)

Foreign taxes	1	1	—

Subtotal	$(716)	$(138)	$(352)

Federal income taxes expense on net capital gains	254	447	439

Generation/(utilization) of loss carry-forwards	463	(308)	(87)

Intercompany tax sharing expense/(benefit)	(81)	(271)	(22)

Other	—	4	10

Federal and foreign income tax expense / (benefit)	$(80)	$(266)	$(12)

	12/31/2022	12/31/2021	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$11	$476	$(465)

Investments	416	412	4

Policyholder dividends accrual	475	420	55

Fixed assets	163	182	(19)

Compensation and benefits accrual	430	456	(26)

Net operating loss carry-forward	318	108	210

Other (including items < 5% of total ordinary tax assets)	600	423	177

Intangible assets – business in force and software	2,250	2,392	(142)

Subtotal	$4,663	$4,869	$(206)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	1,905	1,794	111

Admitted ordinary deferred tax assets	$2,758	$3,075	$(317)

Capital:

Investments	$2114	$892	$1,222

Real estate	18	22	(4)

Subtotal	$2,132	$914	$1,218

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	875	130	745

Admitted capital deferred tax assets	1,257	784	473

Admitted deferred tax assets	$4,015	$3,859	$156

B-152	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

	12/31/2022	12/31/2021	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$1,518	$1,243	$275

Reserves transition adjustment	154	205	(51)

Other (including items < 5% of total ordinary tax liabilities)	1	2	(1)

Subtotal	$1,673	$1,450	$223

Capital:

Investments	$1,043	$729	$314

Subtotal	$1,043	$729	$314

Deferred tax liabilities	$2,716	$2,179	$537

Net Deferred Tax:

Assets/Liabilities	$1,299	$1,680	$(381)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2022 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$(86)	21.00%

Dividends received deduction	(117)	28.62%

Transfer Pricing Adjustment	16	(3.90)%

Amortization of interest maintenance reserve	(112)	27.24%

Statuatory impairment of affiliated common stock	291	(70.81)%

Other permanent differences	2	(0.52)%

Prior year true-ups (TIAA & Subs)	20	(4.94)%

Prior year true-ups (TIAA & Subs) — Tax Credits	(83)	20.18%

Tax Impact of Affiliate Transaction	(183)	44.70%

Current Year Non-Admitted Assets	(97)	23.73%

Other	(2)	0.39%

Total statutory income taxes	$(351)	85.69%

Federal and foreign income tax expense (benefit) — Ordinary	(80)	19.59%

Federal and foreign income tax expense (benefit) — Capital	—	—

Change in net deferred income tax charge (benefit)	(271)	66.10%

Total statutory income taxes	$(351)	85.69%

As of December 31, 2022, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration

2022	$1,512	Indefinite

Total	$1,512

As of December 31, 2022, the Company had the following foreign tax credit carry forwards (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration

2015	$23	2025

2019	3	2029

2021	4	2031

Total	$30

As of December 31, 2022, the Company has no taxes available for recoupment in the event of future losses.

At December 31, 2022, the Company had the following net capital loss carry forwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration

2019	$7	2024

Total	$7

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-153

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, 2022, the Company has general business credits of $112 million generated during the years 2004 to 2021 and expiring between 2024 to 2041.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc. *

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) T-C Europe Holding, Inc.

16) T-C SP, Inc.

17) Terra Land Company

18) TIAA-CREF Life Insurance Company

19) TIAA Board of Governors

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA Commercial Finance, Inc.

22) TIAA FSB Holdings, Inc.

23) TIAA, FSB

24) Tygris Asset Finance, Inc.

25) Tygris Commercial Finance Group, Inc.

26) Westchester Group Farm Management, Inc.

27) Westchester Group Investment Management Holding Company, Inc.

28) Westchester Group Investment Management, Inc.

29) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings 1, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable (payable) from the Company’s subsidiaries for federal income taxes are ($46) million and $7 million at December 31, 2022 and 2021, respectively.

The Company’s tax years 2018 through 2021 are open to examination by the Internal Revenue Service (“IRS’).

The Inflation Reduction Act (“Act”) was enacted during the reporting period on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s “adjusted financial statement income” for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”)

B-154	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

within INT 22-02, though the Company expects to be an applicable corporation for CAMT in 2023, the Company has not included an estimate of the impact of the CAMT within the year end 2022 financial statements, because a reasonable estimate cannot be made at this time.

Note 17—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained as necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2022 and 2021, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2022 and 2021 that resulted in default.

As of December 31, 2022 and 2021, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2022, the estimated fair value of the Company’s securities on loan under the program was $1,297 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2022, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $1,328 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2022.

Of the cash collateral received from the program, $1,328 million is held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2022. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2022 (in millions):

	Amortized Cost	Fair Value

Open	$1,328	$1,328

Total collateral reinvested	$1,328	$1,328

As of December 31, 2021 the estimated fair value of the Company’s securities on loan under the program was $2,190 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2021, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $2,247 million included in “Payable for collateral for securities loaned.” This collateral received was cash was cash and had not been sold or re-pledged as of December 31, 2021.

Of the cash collateral received from the program, $2,247 million was held as cash as of December 31, 2021. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2021 (in millions):

	Amortized Cost	Fair Value

Open	$2,247	$2,247

Total collateral reinvested	$2,247	$2,247

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-155

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 18—federal home loan bank of new york membership and borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $17,428 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held in the general account as of December 31, (in millions):

	2022	2021

Membership stock—class A	$—	$—

Membership stock—class B	50	89

Activity stock	319	97

Excess stock	—	—

Total	$369	$186

There were no FHLBNY capital stock held in separate accounts as of December 31, 2022 and 2021.

Membership stock at December 31, 2022 and 2021, is not eligible for redemption.

The Company had $6,985 million and $2,080 million in funding agreements and $100 million and $75 million in debt outstanding at December 31, 2022 and December 31, 2021 respectively.

The following table shows the maximum collateral pledged to FHLBNY in the general account during the year ending December 31, (in millions):

	2022			2021
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

Total	$9,561	$9,796	$8,478	$3,729	$3,352	$3,387

There was no collateral pledged to FHLBNY in the separate accounts during the years ended December 31, 2022 and 2021.

The following table shows the maximum borrowing from FHLBNY in the general account during the year ending December 31, (in millions):

	2022	2021

Debt	$2,148	$2,750

Funding agreements	6,330	637

Total	$8,478	$3,387

There were no borrowings from FHLBNY in the separate accounts during the year ended December 31, 2022 and 2021.

The following table shows the collateral pledged to FHLB in the general account as of December 31, 2022 and 2021 (in millions):

	2022			2021
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing

Total	$7,998	$8,780	$7,085	$2,377	$2,139	$2,155

There was no collateral pledged to FHLB in the separate account as of December 31, 2022 and 2021.

B-156	Statement of Additional Information ∎ Single Premium Immediate Annuities

continued

Note 19—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves increased or (reduced) by each item below for the years ended December 31 are as follows (in millions):

	2022	2021	2020

Net income (loss)	$(408)	$3,872	$604

Change in net unrealized capital gains (losses), net of taxes	(612)	1,645	(678)

Change in asset valuation reserve	1,776	(2,485)	463

Change in net deferred income tax	271	(1,088)	(200)

Change in non-admitted assets	(1,289)	1,029	(301)

Change in post-retirement benefit liability	10	(1)	(8)

As of December 31, 2022 and 2021, the portion of contingency reserves represented by cumulative net unrealized gains was $3,264 million and $3,943 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Governors, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 7, 2020, the Company issued surplus notes in an aggregate principal amount of $1,250 million. The notes bear interest at an annual rate of 3.300%, and have a maturity date of May 15, 2050. Proceeds from the issuance of the notes were $1,248 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2022 (in millions):

Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Life-To-Date Principal Paid	Date of Maturity

12/16/2009	6.850%	$2,000	$1,049	$1,049	$72	$935	$950	12/16/2039

09/18/2014	4.900%	1,650	1,649	1,649	81	646	—	09/15/2044

09/18/2014	4.375%*	350	349	349	15	122	—	09/15/2054

05/08/2017	4.270%	2,000	1,995	1,995	86	472	—	05/15/2047

05/07/2020	3.300%	1,250	1,248	1,248	41	104	—	05/15/2050

Total		$7,250	$6,290	$6,290	$295	$2,279	$950

*

The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% (see note below) from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

Note: Three-Month USD LIBOR will cease to be published after June 30, 2023. TIAA’s $350 million in surplus notes maturing in 2054 include fallback language if LIBOR is unavailable, which establishes a new annual rate, subject to further interpretation based on the NY law and any federal law that may be passed.

For the years ended December 31, 2022 and 2021, the Company did not have any related parties as holders of surplus notes or unapproved interest or principal. There were no amounts of current year interest offset or principal paid and the notes were not contractually linked. Surplus note payments are not subject to administrative offsetting and proceeds were not used to purchase assets directly from the holder of the note.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-157

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 20—contingencies and guarantees

Subsidiary and Affiliate Guarantees:

At December 31, 2022, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2022, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2022.

The Company has agreed that it will cause TIAA Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2022, is $1,240 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA Life. $75 million of this facility is maintained on a committed basis with an expiration date of June 30, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2022, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,000 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

B-158	Statement of Additional Information ∎ Single Premium Immediate Annuities

concluded

The Company also provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with the Bank. This line has an expiration date of September 6, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 22, 2023. As of December 31, 2022, there were no balances outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C M-T REIT LLC. This line has an open ended expiration date and is effective until terminated. As of December 31, 2022, $84 million was outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C S-T REIT LLC. This line of credit has an open ended expiration date and is effective until terminated. As of December 31, 2022, there was no balance outstanding.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2022, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other Contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 21—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 9, 2023, the date the financial statements were available to be issued.

Single Premium Immediate Annuities ∎ Statement of Additional Information	B-159

730 Third Avenue

New York, NY 10017-3206

A10896 (05/23)

PART C—OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution.

Resolutions of the Board of Directors of TIAA-CREF Life establishing the Registrant (Incorporated by reference to the initial filing of the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated August 18, 1998 (File No. 333-61761)).

(b)	Custodian Agreements.

None

(c)	Underwriting Contracts.

(A)

Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS) (Incorporated by reference to the Pre-Effective Amendments Nos. 1 and 2 to the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated December 7, 1998 and December 22, 1998, respectively (File No. 333-61761)).

(B)

Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto (Incorporated by reference to the initial filing of the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated August 18, 1998 (File No. 333-61761)).

(C)

Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 19, 2012 (File Nos 333-145064 and 811-08963)).

(D)

Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 19, 2012 (File Nos 333-145064 and 811-08963)).

(d)	Contracts.

Forms of TIAA-CREF Life Single Premium Immediate Annuity (SPIA) Contracts

(A)

One-Life Immediate Annuity contract (Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts, on October 25, 2002 (File No. 333-46414)).

(B)

Two-Life Immediate Annuity contract (Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts, on October 25, 2002 (File No. 333-46414)).

(C)

Fixed Period Immediate Annuity contract (Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts, on October 25, 2002 (File No. 333-46414)).

(D)	Endorsement Internal Revenue Code Section 72(s) (Incorporated by reference to the Registration Statement on Form S-1 filed on March 23, 2016 (File No 333-210342)).

(e)	Applications.

Form of Application for the SPIA Contracts (Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts, on October 25, 2002 (File No. 333-46414)).

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(A)

Charter of TIAA-CREF Life (Incorporated by reference to the Pre-Effective Amendments Nos. 1 and 2 to the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated December 7, 1998 and December 22, 1998, respectively (File No. 333-61761)).

(B)

Bylaws of TIAA-CREF Life (Incorporated by reference to the Pre-Effective Amendments Nos. 1 and 2 to the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, dated December 7, 1998 and December 22, 1998, respectively (File No. 333-61761)).

(g)	Reinsurance Contracts.

None

(h)	Participation Agreements.

(A)

  Amendment to Participation/Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005 (Incorporated by reference to the Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for the Personal Annuity Select variable annuity contracts, on May 1, 2006 (File No. 333-61761)).

(B)

  Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company. (Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963)).

(i)	Administrative Contracts.

None

(j)	Other Material Contracts.

(A)

Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life insurance Company (Incorporated by reference to the Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts on May 1, 2007 (File No. 333-46414)).

(B)

Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account. (Incorporated by reference to the Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for the Single Premium Immediate Annuity Contracts on May 1, 2008 (File No. 333-46414)).

Confidential (C)

(C)

Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc. (Incorporated by reference to Post-Effective No. 29 to the Registration Statement on Form N-6, filed on May 1, 2010 (File No. 333-46414)).

(D)

Administrative Services Agreement between TIAA-CREF Funds and Teachers Advisors, Inc. (Incorporated by reference to Post-Effective No. 29 to the Registration Statement on Form N-6, filed on May 1, 2010 (File No. 333-46414)).

(E)

Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for the Single Premium Annuity Contracts on May 1, 2008 (File No. 333-46414)).

(F)
(G)

Master Services Agreement effective as of September 30, 2015 between Teachers Insurance and Annuity Association of America and Accenture LLP (Incorporated by reference to the Registration Statement on Form S-1 filed on March 23, 2016 (File No. 333-210342)).

(H)

Service and Subcontracting agreement by and between Teachers Insurance and Annuity Association of America and TIAA Shared Services, LLC (Incorporated by reference to the Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 filed on April 27, 2021 (File No. 333-145064 and 811-08963)).

(k)	Legal Opinion.

(A)	Opinion and Consent of Kenneth W. Reitz, Esquire - *

(l)	Other Consents

(A)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm - *

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)	Form of Initial Summary Prospectus.

None

(p)	Powers of Attorney.

(A) Powers of Attorney (Incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement on Form N-4, filed on May 1, 2020 (File Nos 333-145064 and 811-08963)).

(B) Powers of Attorney (Incorporated by reference to the Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, filed on April 27, 2021 (File Nos 333-145064 and 811-08963)).

(C) Powers of Attorney (Incorporated by reference to the Pose-Effective Amendment No. 22 to the Registration Statement on Form N-4, filed on January 11, 2022 (File Nos 333-46414 and 811-08963)).

(D) Powers of Attorney*

Confidential (C)

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document*

101.SCH XBRL Taxonomy Extension Schema Document*

101.CAL XBRL Taxonomy Extension Calculation Linkbase*

101.DEF XBRL Taxonomy Extension Definition Linkbase*

101.LAB XBRL Taxonomy Extension Labels Linkbase*

101.PRE XBRL Taxonomy Extension Presentation Linkbase*

*	Filed herewith

Item 28 Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Ali Iqbal	President, Chief Executive Officer and Director

Keith Floman	Director
Bradley Finkle	Director
Anne Dobkowski	Director
Eric T. Jones	Director
Nicholas Calarco	Director
Christopher A. Baraks	Vice President
Barry C. Corday	Senior Director, Illustration Actuary
Stacy Eisenhauer	Vice President, Chief Financial Officer
Carol Fracasso	Vice President, Consumer Services Officer
Christopher J. Heald	Vice President, Treasurer
Peter Pisapia	Chief Compliance Officer of the TIAA Life Separate Accounts
Kenneth W. Reitz	General Counsel
Wayne M. Smiley	Chief Compliance Officer

Timothy Penrose	Director
Wayne Agard	Secretary

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Confidential (C)

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

HOLDING COMPANY STRUCTURE*

Effective as of December 31, 2022

Seven Persons serve as members of TIAA Board of Governors
TIAA Board of Governors
Teachers Insurance and Annuity Association of America ("TIAA")
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
Real Estate Separate Account Subsidiaries
TIAA-CREF Life Insurance Company
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Tuition Financing, Inc.
TIAA-CREF Redwood, LLC
TIAA Kaspick, LLC
TIAA FSB Holdings, Inc.
TIAA, FSB
TIAA RFS, LLC
TIAA-CREF Insurance Agency, LLC
MyVest Corporation
TIAA GBS Holding LLC
TIAA GBS Singapore Holding Company Pte. Ltd.
TIAA Global Business Services (India) Private Limited
TIAA Shared Services LLC
Nuveen Services, LLC
TIAA-CREF Asset Management LLC
Nuveen Finance, LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC
Nuveen Holdings 1, Inc.
Teachers Advisors, LLC
Nuveen International Holdings LLC
Nuveen Real Estate Global LLC
Nuveen Canada Company
Nuveen Japan Co. Ltd.
Nuveen Hong Kong Limited
Nuveen Global Investments LLC
Nuveen Real Estate Project Management Services LLC
TIAA International Holdings 1 Limited
TIAA International Holdings 2 Limited
TIAA International Holdings 3 Limited
Clean Energy Partners Holdco LLP
Nuveen Investment Management Holdings Limited (f.k.a. Nuveen Real Estate Limited)
Nuveen Alternatives Advisors LLC
AGR Partners LLC
Nuveen Churchill Advisors LLC
NCBDC Holdings LLC
Westchester Group Investment Management, Inc.
Westchester Group Investment Management Holding Company, Inc.
Nuveen Natural Capital LLC
GreenWood Resources Capital Management, LLC
GreenWood Resources, Inc.
Beaver Investment Holdings LLC
Nuveen Churchill Administration LLC
Churchill Asset Management LLC
Greenworks Lending LLC
Nuveen CP LLC
Pace Financial Servicing, LLC
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
NIS/R&T, Inc.
Nuveen Alternative Investments, LLC
Nuveen Securities, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Assets Management LLC
Nuveen Investments Holdings, Inc.
Nuveen WCM Holdings, LLC
Window Capital Management, LLC
Gresham Investment Management LLC
Gresham Investment Management Asia Pte Ltd.
Gresham Asset Management LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America (the "Company") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of the Company, such as investment vehicles or funds managed by the Company or its subsidiaries, and is not indicative of the percentage ownership interests held.

This chart is a representation of the organizational structure of TIAA and does not detail each subsidiary of TIAA. For a complete list of subsidiaries, please refer to the attachment.

Confidential (C)

Exhibit A*

Entity Name	Domestic Jurisdiction	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose
AGR Partners LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	75	To manage investments.
AGR Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	1	To act as an employer entity.
AGR Services LLC	DE	Operating Subsidiary	AGR Partners LLC	Member	99	To act as an employer entity.
AMC Holding, Inc.	FL	Operating Subsidiary	TIAA, FSB	Shareholder	100	To act as a holding company.
Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.
Business Property Lending, Inc.	DE	Operating Subsidiary	TIAA, FSB	Shareholder	100	To act as a servicer of securitized commercial mortgage loans.
CAM HR Resources LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	1	To act as an employer entity.
CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employer entity.
Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.
Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	75	To act as a registered investment adviser for senior loan investments, primarily in U.S. middle-market companies.
Clean Energy Partners CEP 2012 Limited	France	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	Financial Services - Investment Management.
Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To manage investments.
Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To manage investments.
Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To manage investments.
GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	GreenWood Resources, Inc.	Member	100	To act as a registered investment advisor.

Confidential (C)

GREENWOOD RESOURCES POLAND SPÓŁKA Z OGRANICZONĄ ODPOWIEDZIALNOŚCIĄ	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.
GreenWood Resources, Inc.	DE	Operating Subsidiary	Beaver Investment Holdings LLC	Shareholder	100	To act as an advisor and manager of investments.
Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To originate loans.
Gresham Asset Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	0.01	To serve as a shell entity.
Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Managing Member	78.9	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles.
GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.
HENDERSON EUROPEAN RETAIL PROPERTY FUND MANAGEMENT S.A.R.L.	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.
Jatoba Brasil Investimentos Florestais Ltda	Brazil	Operating Subsidiary	GTR Brasil Participações Ltda.	Shareholder	100	To facilitate asset acquisitions of timber assets.
MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provides digital financial account management services.
Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.
Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.
NUVEEN ALTERNATIVES EUROPE S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an authorized alternative investment fund manager and a management company.
Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services.

Confidential (C)

NUVEEN ASSET MANAGEMENT EUROPE S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To hold or distribute investments.
Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.
Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.
Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.
Nuveen Churchill Advisors LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To act as a primary adviser.
Nuveen Consulting (Shanghai) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.
Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.
Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.
Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.
Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.

Confidential (C)

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.
Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.
Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	TIAA International Holdings 3 Limited	Shareholder	99.6	To act as the holding company.
Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	TIAA International Holdings 1 Limited	Shareholder	0.4	To act as the holding company.
Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.
Nuveen Italy S.R.L.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.
NUVEEN JAPAN CO., LTD	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	Investment management, agency business, financial instruments exchange, market and investment research, and a financial distribution business office.
Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.
Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	65	To manage real estate funds.
NUVEEN MANAGEMENT COMPANY (LUXEMBOURG) NO 1 SÀRL	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.
Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employer for the asset manager in connection with a fund.
Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage farmland fund entities.
Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	To hold investments.
Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	To hold investments.

Confidential (C)

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.
Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.
Nuveen Securities, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients.
Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as the employer entity and to enter into commercial relationships pertaining to the provision of shared services.
Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.
NWQ Investment Management Company, LLC	DE	Operating Subsidiary	NWQ Partners, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.
Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To engage in servicing activities.
Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate and other investments.
Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	45	To hold agricultural investments.
Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Advisors, LLC	Member	45	To hold agricultural investments.
Plata Wine Partners, LLC	CA	Operating Subsidiary	Plata Managers, LLC	Member	10	To hold agricultural investments.

Confidential (C)

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.
Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Member	100	To act as an asset manager.
Taurion, S.A.	Uruguay	Operating Subsidiary	Global Timber Spain S.L.	Shareholder	100	To hold alternative investments.
Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Finance, LLC	Member	100	To act as a registered investment advisor to provide investment management services.
TIAA Advisory, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To provide investment advisory services to managed account programs.
TIAA Commercial Finance, Inc.	DE	Operating Subsidiary	TIAA, FSB	Shareholder	100	To engage in equipment leasing and commercial financing.
TIAA Global Business Services (India) Private Limited	India	Operating Subsidiary	TIAA GBS Holding LLC	Shareholder	1	To provide certain information technology related services and other support services.
TIAA Global Business Services (India) Private Limited	India	Operating Subsidiary	TIAA GBS Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology related services and other support services.
TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations.
TIAA, FSB	FL	Operating Subsidiary	TIAA FSB Holdings, Inc.	Shareholder	100	To provide consumer lending, commercial lending, and trust services nationwide.

Confidential (C)

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, Nuveen Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.
TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Member	100	To act as a licensed life insurance agent offering insurance services and products.
TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	To serve as a registered investment advisor, which provides investment management services for College Retirement Equities Fund.
TIAA-CREF Life Insurance Company	NY	Operating Subsidiary - 1704(c) Insurance Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	A life insurance company that issues guaranteed and variable annuities and funding agreements to the general public.
TIAA-CREF LUXEMBOURG S.A.R.L.	Luxembourg	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide accounting and domiciliary services to legal entities.
TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.
Westchester Group Chile Investment Management, SPA	Chile	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To facilitate management operations.
Westchester Group Farm Management, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To hold investments.
Westchester Group Investment Management, Inc.	DE	Operating Subsidiary	Westchester Group Investment Management Holding Company, Inc.	Shareholder	100	To hold investments.
Westchester Group of Poland Sp. Z.o.o.	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland fund entities.

Confidential (C)

Westchester Group Real Estate, Inc.	IL	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To provide brokerage services related to agricultural investments.
Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage farmland funds.
Westchester Group SRL	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage farmland fund entities.
Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, Inc.	Member	100	To hold investments.
Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30. Indemnification

The TIAA-CREF Life bylaws provide that TIAA-CREF Life will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of TIAA-CREF Life, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of TIAA-CREF Life, or is or was serving at the request of TIAA-CREF Life as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of TIAA-CREF Life and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of the New York State Department of Financial Services not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer

Confidential (C)

in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the contracts as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.

(b) Management

Confidential (C)

Name and Principal Business Address*	Positions and Offices with Underwriter
Rashmi Badwe Raymond Bellucci	Manager Manager, Senior Managing Director

Angela Kahrmann Benjamin Lewis Ross Abbott Christopher Baraks	Manager, President, Chief Executive Officer, Chairman Manager Chief Operating Officer Vice President

David Barber	Chief Financial Officer
Helen Barnhill	Assistant Secretary, Director, Chief Legal Officer
Daniel Haff	Managing Director
Eric Poe	Managing Director
Lisa Humphries	Chief Conflict of Interest Officer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Megan Sendlak	Managing Director, Controller

Lisa Lynn	Managing Director, Chief Compliance Officer
Christopher J. Heald	Treasurer
Jeanne Zelnick	Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not applicable.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated there under are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, 64 Leone Lane, Chester, New York, 10918, 11333 East 53 Street, Denver, CO 80239, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105 and JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

TIAA-CREF Life Insurance Company (“TIAA Life”) represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by TIAA Life.

Confidential (C)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th of April, 2023.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

By:	TIAA-CREF Life Insurance Company (On behalf of the Registrant and itself)

By:	*
Ali Iqbal
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on April 28, 2023 in the capacities and on the dates indicated.

Signature	Title

*	President, Chief Executive Officer and Director
Ali Iqbal

/s/ Stacy Eisenhauer	Chief Financial Officer
Stacy Eisenhauer	(Principal Financial and Accounting Officer)

*

*

*	Director
Keith Floman

*	Director
Bradley Finkle

*	Director
Anne Dobkowski

*	Director
Eric T. Jones

*	Director
Nicholas Calarco

*	Director
Timothy Penrose

Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective:

March 30, 2020, April 27, 2021, January 10, 2022, and April 27, 2023.

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq.
Attorney-in-fact

Confidential (C)

Exhibit Index

(k)	Legal Opinion.

Opinion and consent of Kenneth W. Reitz, Esquire

(l)	Other Consents.

(A) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(p)	Powers of Attorney.

(D) Powers of Attorney

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase

Confidential (C)